UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50309
(Address of principal executive offices)	(Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	June 30, 2025

Date of reporting period:	June 30, 2025

ITEM 1 – REPORT TO STOCKHOLDERS

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).
YLD

Principal Active High Yield ETF

Principal U.S. Listing Exchange: NYSE Arca

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about Principal Active High Yield ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Active High Yield ETF	$41	0.39%

Management's Discussion of Fund Performance

The Fund seeks to provide a high level of current income. The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in below-investment grade (commonly known as "junk" or “high yield”) fixed income securities, such as bonds and bank loans. It invests in U.S. treasury securities, investment grade bank loans (also known as senior floating rate interests), and preferred securities. The Fund’s investments underperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (“Index”) in the year ending June 30, 2025. Negative security selection drove roughly a quarter of the underperformance. The top detracting securities included overweight positions in Vibrantz Technologies Inc and Kronos Acquisition Holdings Inc, zero exposure to CommScope LLC, and capital structure positioning within Transocean Inc and Level 3 Financing Inc. These were partially offset by an overweight position in Aruba Investments Holdings, zero exposure to New Fortress Energy Inc and Saks Global Enterprises LLC, and capital structure positioning within Lions Gate Capital Holdings and Freedom Mortgage Holdings LLC. Sector allocation drove most of the underperformance, primarily due to an underweight allocation to the communications sector, though this was partially offset by an underweight allocation to the consumer cyclical sector. By bond rating, security selection within CCCs was the largest drag, while an underweight allocation to CCs also contributed to underperformance. These were partially offset by security selection within Bs and an overweight allocation to CCCs.

How did the Fund perform since inception?

	Principal Active High Yield ETF $16,848	Bloomberg U.S. Aggregate Bond Index $11,829	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $16,927
07/15	$10,000	$10,000	$10,000
09/15	$9,445	$10,059	$9,546
12/15	$9,414	$10,002	$9,350
03/16	$9,657	$10,305	$9,663
06/16	$10,233	$10,533	$10,197
09/16	$10,733	$10,582	$10,763
12/16	$10,836	$10,267	$10,952
03/17	$11,122	$10,351	$11,247
06/17	$11,418	$10,500	$11,491
09/17	$11,616	$10,589	$11,718
12/17	$11,742	$10,630	$11,773
03/18	$11,428	$10,475	$11,672
06/18	$11,646	$10,459	$11,792
09/18	$11,952	$10,461	$12,076
12/18	$11,339	$10,632	$11,528
03/19	$12,062	$10,945	$12,364
06/19	$12,300	$11,282	$12,674
09/19	$12,495	$11,538	$12,843
12/19	$12,942	$11,558	$13,179
03/20	$10,321	$11,922	$11,507
06/20	$11,666	$12,268	$12,673
09/20	$12,328	$12,343	$13,254
12/20	$13,145	$12,426	$14,107
03/21	$13,597	$12,007	$14,228
06/21	$14,054	$12,227	$14,617
09/21	$14,211	$12,233	$14,748
12/21	$14,390	$12,234	$14,849
03/22	$13,896	$11,508	$14,134
06/22	$12,548	$10,968	$12,743
09/22	$12,453	$10,447	$12,661
12/22	$13,126	$10,643	$13,189
03/23	$13,615	$10,958	$13,659
06/23	$13,853	$10,865	$13,899
09/23	$13,859	$10,514	$13,963
12/23	$14,820	$11,231	$14,962
03/24	$15,231	$11,144	$15,183
06/24	$15,409	$11,151	$15,349
09/24	$16,074	$11,731	$16,160
12/24	$16,182	$11,372	$16,188
03/25	$16,269	$11,688	$16,350
06/25	$16,848	$11,829	$16,927

Average Annual Total Returns

Name	1-Year	5-Years	Since Inception July 8, 2015
Principal Active High Yield ETF	8.92%	7.53%	5.32%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.70%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	10.28%	5.96%	5.42%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

The Bloomberg U.S. Aggregate Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of "broad-based securities market index". The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Fund Statistics

  Net Assets$317,720,481
  Total Number of Portfolio Holdings128
  Portfolio Turnover Rate45.8%
  Total Advisory Fees Paid$1,032,892

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	83.43%
Investment Companies	8.96%
Senior Floating Rate Interests	7.08%
U.S. Government & Government Agency Obligations	3.96%
Other Assets and Liabilities	(3.43)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	16.49%
Consumer, Non-cyclical	15.96%
Consumer, Cyclical	11.35%
Industrial	10.10%
Basic Materials	9.11%
Money Market Funds	8.96%
Energy	8.79%
Communications	7.19%
Utilities	6.95%
Technology	4.57%
Government	3.96%
Other Assets and Liabilities	(3.43)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2024 to June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF3AR-0

LCAP

Principal Capital Appreciation Select ETF

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about Principal Capital Appreciation Select ETF (the "Fund") for the period of March 25, 2025 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Capital Appreciation Select ETF	$8Footnote Reference*	0.29%Footnote Reference†
Footnote	Description
Footnote*	Expenses are for the period from March 25, 2025, date operations commenced, through June 30, 2025. Expenses for the full reporting period would be higher.
Footnote†	Computed on an annualized basis.

Fund Statistics

  Net Assets$23,061,943
  Total Number of Portfolio Holdings51
  Portfolio Turnover Rate14.7%
  Total Advisory Fees Paid$12,065

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.36%
Investment Companies	0.63%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	29.99%
Communications	16.25%
Financial	15.06%
Consumer, Non-cyclical	12.21%
Consumer, Cyclical	8.73%
Industrial	7.43%
Energy	3.76%
Utilities	3.56%
Basic Materials	2.37%
Money Market Funds	0.63%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period March 25, 2025 to June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF36AR-0

BCHP

Principal Focused Blue Chip ETF

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about Principal Focused Blue Chip ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Focused Blue Chip ETF	$62	0.58%

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations that, in the opinion of Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, display characteristics of a “blue chip” company. The Fund is non-diversified. Over the year, the Fund benefited from company selection and allocation in financials. Netflix was the Fund’s top contributor. The company grew its advertising business and launched live-event content. Alternative asset manager Brookfield was the next largest contributor. Brookfield raised significant assets in the last twelve months, with opportunities to invest in artificial intelligence ("AI") infrastructure and energy transition. Lack of exposure to consumer staples and materials contributed to performance relative to the Russell 1000 Growth Index ("Index"). Selection in information technology and health care detracted from performance. Having a smaller weight in Nvidia than its weight in the Index, detracted on a relative basis. Alphabet detracted. Despite significant investments in AI research, the company faced an emerging competitive threat in its Search business from large language models. Life science tools business Danaher detracted. The industry went through an unusual downturn, due to a surplus of inventory purchased in the pandemic-years. Demand returned to normal in 2025.

How did the Fund perform since inception?

	Principal Focused Blue Chip ETF $14,818	Russell 1000 Index $14,222	Russell 1000 Growth Index $15,574
07/23	$10,000	$10,000	$10,000
09/23	$9,800	$9,614	$9,642
12/23	$11,418	$10,764	$11,007
03/24	$12,520	$11,872	$12,264
06/24	$12,885	$12,296	$13,286
09/24	$13,246	$13,044	$13,710
12/24	$13,782	$13,402	$14,679
03/25	$13,049	$12,800	$13,216
06/25	$14,818	$14,222	$15,574

Average Annual Total Returns

Name	1-Year	Since Inception July 12, 2023
Principal Focused Blue Chip ETF	15.10%	22.10%
Russell 1000 Index	15.66%	19.58%
Russell 1000 Growth Index	17.22%	25.22%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the revised definition of "broad-based securities market index". The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Fund Statistics

  Net Assets$134,688,641
  Total Number of Portfolio Holdings24
  Portfolio Turnover Rate24.7%
  Total Advisory Fees Paid$555,436

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.98%
Investment Companies	0.06%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Communications	30.46%
Financial	26.67%
Technology	23.60%
Consumer, Cyclical	7.68%
Consumer, Non-cyclical	6.70%
Industrial	4.87%
Money Market Funds	0.06%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2024 to June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF34AR-0

PIEQ

Principal International Equity ETF

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about Principal International Equity ETF (the "Fund") for the period of November 5, 2024 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal International Equity ETF	$34Footnote Reference*	0.48%Footnote Reference†
Footnote	Description
Footnote*	Expenses are for the period from November 5, 2024, date operations commenced, through June 30, 2025. Expenses for the full reporting period would be higher.
Footnote†	Computed on an annualized basis.

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund invests primarily in foreign equity securities, including emerging market securities, such as China. It invests in equity securities of small, medium, and large market capitalization companies. For the period November 5, 2024 to June 30, 2025 the Fund’s investments outperformed the benchmark, MSCI ACWI Ex USA Index NTR ("Index"). Overweight positions in Japanese consumer electronics stock Nintendo, European financials stocks the National Bank of Greece and Allied Irish Bank, together with British industrial stock BAe were the most material positive contributors to performance. Detractors over the period included overweight positions in Chinese online retailer JD.com, Canadian natural resource company Teck Resources and French pharmaceutical company Sanofi. We continue to position the portfolio with controlled differences to Index at region and sector level, in favour of prioritising stock-specific insights.

How did the Fund perform since inception?

	Principal International Equity ETF $11,690	MSCI ACWI Ex USA Index NTR $11,327
11/24	$10,000	$10,000
12/24	$9,686	$9,608
03/25	$10,534	$10,111
06/25	$11,690	$11,327

Average Annual Total Returns

Name	Since Inception November 5, 2024
Principal International Equity ETF	16.33%
MSCI ACWI Ex USA Index NTR	13.27%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

Fund Statistics

  Net Assets$770,561,723
  Total Number of Portfolio Holdings36
  Portfolio Turnover Rate20.4%
  Total Advisory Fees Paid$1,193,881

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.72%
Investment Companies	2.54%
Other Assets and Liabilities	(0.26)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	19.20%
Germany	10.72%
Japan	9.94%
United States	9.05%
Canada	8.60%
China	7.39%
France	4.97%
Ireland	4.27%
Netherlands	4.22%
South Korea	3.83%
Taiwan	3.79%
Austria	3.71%
Greece	3.15%
Hong Kong	2.99%
Italy	1.89%
Other LocationsFootnote Reference*	2.54%
Other Assets and Liabilities	(0.26%)
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies.

Material Fund Changes

There were no material changes to the Fund for the period November 5, 2024 to June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF35AR-0

IG

Principal Investment Grade Corporate Active ETF

Principal U.S. Listing Exchange: NYSE Arca

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about Principal Investment Grade Corporate Active ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Investment Grade Corporate Active ETF	$20	0.19%

Management's Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in investment grade corporate bonds and other fixed income securities at the time of purchase. "Investment grade" securities are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"). During the 12 months ending June 30, 2025, the Fund’s investments outperformed the Bloomberg U.S. Corporate Investment Grade Bond Index (“Index”). Outperformance was driven by favorable security selection, particularly within the Consumer Non-Cyclical, Communications, Insurance, Banking, and Technology sectors. This was offset in part by security selection in the Natural Gas, Energy, and Consumer Cyclical sectors. Moreover, sector allocation slightly detracted from relative performance, as underweights to the Consumer Non-Cyclical, Real Estate Investment Trusts ("REITs"), and Capital Goods sectors marginally weighed on results. On the positive side, underweight allocations to the Consumer Cyclical and Technology sectors contributed favorably. Finally, duration and yield curve positioning had a neutral impact, with the Fund positioned slightly longer than the Index, on average. To that end, the Fund utilized derivatives to manage overall duration and key rate exposure relative to the Index.

How did the Fund perform since inception?

	Principal Investment Grade Corporate Active ETF $11,948	Bloomberg U.S. Aggregate Bond Index $11,336	Bloomberg U.S. Corporate Investment Grade Bond Index $12,120
04/18	$10,000	$10,000	$10,000
06/18	$9,887	$10,023	$9,927
09/18	$10,012	$10,024	$10,024
12/18	$9,906	$10,188	$10,006
03/19	$10,477	$10,488	$10,520
06/19	$10,954	$10,811	$10,991
09/19	$11,308	$11,057	$11,326
12/19	$11,447	$11,077	$11,460
03/20	$10,865	$11,425	$11,044
06/20	$11,971	$11,756	$12,036
09/20	$12,194	$11,829	$12,221
12/20	$12,676	$11,908	$12,593
03/21	$12,048	$11,506	$12,008
06/21	$12,531	$11,717	$12,434
09/21	$12,517	$11,723	$12,434
12/21	$12,558	$11,724	$12,462
03/22	$11,555	$11,029	$11,504
06/22	$10,597	$10,511	$10,669
09/22	$10,036	$10,011	$10,130
12/22	$10,435	$10,199	$10,498
03/23	$10,795	$10,501	$10,866
06/23	$10,697	$10,412	$10,835
09/23	$10,350	$10,076	$10,500
12/23	$11,211	$10,763	$11,392
03/24	$11,134	$10,679	$11,347
06/24	$11,161	$10,686	$11,337
09/24	$11,829	$11,242	$11,999
12/24	$11,437	$10,897	$11,634
03/25	$11,726	$11,201	$11,903
06/25	$11,948	$11,336	$12,120

Average Annual Total Returns

Name	1-Year	5-Years	Since Inception April 18, 2018
Principal Investment Grade Corporate Active ETF	6.91%	-0.02%	2.47%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg U.S. Corporate Investment Grade Bond Index	6.91%	0.14%	2.71%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

The Bloomberg U.S. Aggregate Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg U.S. Corporate Investment Grade Bond Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Fund Statistics

  Net Assets$105,725,195
  Total Number of Portfolio Holdings219
  Portfolio Turnover Rate102.6%
  Total Advisory Fees Paid$174,451

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	98.59%
Investment Companies	1.67%
Other Assets and LiabilitiesFootnote Reference*	(0.26)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	37.72%
Utilities	15.01%
Consumer, Non-cyclical	10.00%
Technology	8.24%
Communications	7.12%
Industrial	7.01%
Energy	6.67%
Consumer, Cyclical	4.63%
Basic Materials	2.19%
Money Market Funds	1.67%
Other Assets and LiabilitiesFootnote Reference*	(0.26)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2024 to June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF17AR-0

PSET

Principal Quality ETF

Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about Principal Quality ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Quality ETF	$16	0.15%

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund primarily invests in equity securities. For security selection and portfolio construction, Principal Global Investors, LLC (“PGI”) uses a proprietary quantitative model designed to identify equity securities in the S&P 500 Index or S&P 400 Index that exhibit higher quality, growth potential, and pricing power. The Fund invests in equity securities of different market capitalizations (medium or large) and styles (growth or value). The Fund's investments underperformed the S&P 500 Index (“Index”) over the year. Nine of the eleven sectors in the Index posted positive returns, led by financials and utilities. Healthcare and energy lagged during the year. Palantir Technologies, GE Vernova, and Millrose Properties outperformed within the Index, while Moderna, Enphase Energy, and Celanese underperformed. High beta and high momentum stocks outperformed during the year, while quality and value-oriented stocks underperformed. The Fund's positioning in Netflix, F5, and O’Reilly Automotive contributed to performance. Positioning in Microchip Technology, Applied Materials, and Monolithic Power Systems detracted from performance. The Fund's factor exposure to high beta contributed to performance, while exposure to smaller size, low momentum, and quality detracted from performance. Stock selection within healthcare and communication services contributed to performance, while selection in information technology, financials, and consumer discretionary detracted.

How did the Fund perform since inception?

	Principal Quality ETF $32,735	S&P 500 Index $35,562
03/16	$10,000	$10,000
03/16	$10,112	$10,044
06/16	$10,428	$10,291
09/16	$10,498	$10,687
12/16	$10,556	$11,096
03/17	$11,231	$11,769
06/17	$11,807	$12,133
09/17	$12,265	$12,676
12/17	$13,131	$13,519
03/18	$13,360	$13,416
06/18	$13,683	$13,877
09/18	$14,466	$14,947
12/18	$12,937	$12,926
03/19	$14,849	$14,690
06/19	$15,725	$15,322
09/19	$16,014	$15,583
12/19	$17,310	$16,996
03/20	$13,970	$13,665
06/20	$16,449	$16,472
09/20	$18,057	$17,943
12/20	$20,123	$20,123
03/21	$20,894	$21,366
06/21	$22,721	$23,192
09/21	$23,060	$23,327
12/21	$26,034	$25,899
03/22	$23,926	$24,708
06/22	$20,597	$20,730
09/22	$19,397	$19,718
12/22	$21,762	$21,209
03/23	$22,958	$22,799
06/23	$24,696	$24,792
09/23	$23,950	$23,980
12/23	$27,002	$26,784
03/24	$29,895	$29,611
06/24	$30,160	$30,880
09/24	$31,491	$32,698
12/24	$31,773	$33,485
03/25	$29,305	$32,055
06/25	$32,735	$35,562

Average Annual Total Returns

Name	1-Year	5-Years	Since Inception March 21, 2016
Principal Quality ETF	8.57%	14.21%	13.64%
S&P 500 Index	15.16%	16.64%	14.66%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

Fund Statistics

  Net Assets$54,449,478
  Total Number of Portfolio Holdings79
  Portfolio Turnover Rate39.3%
  Total Advisory Fees Paid$83,662

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.62%
Investment Companies	0.35%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	37.01%
Industrial	21.11%
Consumer, Non-cyclical	15.78%
Communications	12.13%
Financial	6.86%
Consumer, Cyclical	4.84%
Basic Materials	1.03%
Energy	0.86%
Money Market Funds	0.35%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2024 to June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF6AR-0

BYRE

Principal Real Estate Active Opportunities ETF

Principal U.S. Listing Exchange: NYSE Arca

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about Principal Real Estate Active Opportunities ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Real Estate Active Opportunities ETF	$64	0.61%

Management's Discussion of Fund Performance

The Fund seeks total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies principally engaged in the real estate industry at the time of purchase. It invests primarily in equity securities of U.S. companies, including those of small companies. The Fund is non-diversified. Over the year, the overweight to U.S. senior housing real estate securities remained the key contributor with these companies demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. The overweight to towers was also additive as an improving tower leasing outlook spurred a recovery from the sector’s prior underperformance. Selection within industrial was the main detractor due to the exposure to cold storage stocks which reported weak results on demand concerns. The overweight to single family also detracted as concerns over faltering pricing power and weaker job growth impacted.

How did the Fund perform since inception?

	Principal Real Estate Active Opportunities ETF $10,973	Russell 3000 Index $16,307	FTSE NAREIT All Equity REITs Index $10,750
05/22	$10,000	$10,000	$10,000
06/22	$9,799	$9,657	$9,734
09/22	$8,894	$9,226	$8,679
12/22	$9,108	$9,888	$9,038
03/23	$9,382	$10,598	$9,196
06/23	$9,306	$11,487	$9,307
09/23	$8,687	$11,113	$8,531
12/23	$10,092	$12,455	$10,065
03/24	$9,889	$13,703	$9,933
06/24	$9,855	$14,143	$9,844
09/24	$11,416	$15,024	$11,497
12/24	$10,518	$15,420	$10,560
03/25	$10,945	$14,692	$10,851
06/25	$10,973	$16,307	$10,750

Average Annual Total Returns

Name	1-Year	Since Inception May 18, 2022
Principal Real Estate Active Opportunities ETF	11.34%	3.02%
Russell 3000 Index	15.30%	16.98%
FTSE NAREIT All Equity REITs Index	9.20%	2.35%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of "broad-based securities market index". The FTSE NAREIT All Equity REITs Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Fund Statistics

  Net Assets$15,256,254
  Total Number of Portfolio Holdings25
  Portfolio Turnover Rate34.0%
  Total Advisory Fees Paid$77,309

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.43%
Investment Companies	2.12%
Other Assets and Liabilities	0.45%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	95.36%
Money Market Funds	2.12%
Consumer, Cyclical	2.07%
Other Assets and Liabilities	0.45%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes of the Fund since June 30, 2024.

Effective November 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.65% to 0.60%.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF31AR-0

PREF

Principal Spectrum Preferred Securities Active ETF

Principal U.S. Listing Exchange: NYSE Arca

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about Principal Spectrum Preferred Securities Active ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Spectrum Preferred Securities Active ETF	$57	0.55%

Management's Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities at the time of purchase. Examples of preferred securities include preferred stock, certain depositary receipts, and various types of junior subordinated debt (such debt generally includes the contractual ability to defer payment of interest without accelerating an immediate default event). It concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries within the financial services sector. Early in the year, eyes were fixed on inflationary data in anticipation of U.S. Federal Reserve (FED) rate cuts. The 50 basis point (bps) FED Funds rate cut in September, followed by two 25 bps cuts late in 2024, were well received and had been efficiently communicated by Chairman Powell. Institutional Preferred security spreads tightened through October 2024 then remained quite steady through February 2025. Trade Tariff concerns caused Non-Contingent Convertible $1000 par (NoCo) spreads to widen by 60 bps at the widest in April 2025. Some trade agreements were reached and markets improved. Short duration securities outperformed longer ones. Below investment grade securities outperformed investment grade ones. On average, NoCo spreads tightened by 9 bps over the course of the full year but performance was helped by large declines in short/intermediate treasury rates; the 2 year U.S. Treasury yield declined by 103 bps. The $1000 par Preferred, Insurance Hybrids, and Utility Hybrids were the best contributing sectors. While all sectors had positive returns, Bank Non-Viability Additional Tier1, Hybrid Floaters, and Corporate Hybrids were the bottom contributors.

How did the Fund perform since inception?

	Principal Spectrum Preferred Securities Active ETF $13,715	Bloomberg Global Aggregate Bond Index $10,616	ICE BofA U.S. Investment Grade Institutional Capital Securities Index $14,463
07/17	$10,000	$10,000	$10,000
09/17	$10,228	$10,241	$10,163
12/17	$10,267	$10,351	$10,224
03/18	$10,062	$10,492	$10,036
06/18	$9,936	$10,200	$9,989
09/18	$10,054	$10,106	$10,163
12/18	$9,706	$10,227	$9,763
03/19	$10,358	$10,452	$10,495
06/19	$10,726	$10,797	$10,926
09/19	$11,098	$10,874	$11,262
12/19	$11,393	$10,927	$11,576
03/20	$9,992	$10,891	$10,468
06/20	$11,200	$11,253	$11,485
09/20	$11,730	$11,552	$11,988
12/20	$12,248	$11,932	$12,528
03/21	$12,151	$11,399	$12,441
06/21	$12,480	$11,549	$12,784
09/21	$12,624	$11,447	$12,906
12/21	$12,502	$11,370	$12,836
03/22	$11,787	$10,669	$12,175
06/22	$10,832	$9,788	$11,266
09/22	$10,649	$9,108	$11,159
12/22	$11,027	$9,522	$11,529
03/23	$11,038	$9,809	$11,656
06/23	$11,141	$9,659	$11,893
09/23	$11,216	$9,312	$11,935
12/23	$11,839	$10,067	$12,643
03/24	$12,372	$9,857	$13,106
06/24	$12,566	$9,748	$13,277
09/24	$13,127	$10,429	$13,911
12/24	$13,191	$9,897	$13,876
03/25	$13,362	$10,158	$14,099
06/25	$13,715	$10,616	$14,463

Average Annual Total Returns

Name	1-Year	5-Years	Since Inception July 10, 2017
Principal Spectrum Preferred Securities Active ETF	8.77%	4.18%	4.02%
Bloomberg Global Aggregate Bond Index	8.91%	-1.16%	0.75%
ICE BofA U.S. Investment Grade Institutional Capital Securities Index	8.90%	4.72%	4.74%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

The Bloomberg Global Aggregate Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The ICE BofA U.S. Investment Grade Institutional Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Fund Statistics

  Net Assets$1,227,155,202
  Total Number of Portfolio Holdings127
  Portfolio Turnover Rate14.3%
  Total Advisory Fees Paid$5,770,952

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	97.22%
Investment Companies	2.24%
Other Assets and Liabilities	0.54%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	76.95%
Utilities	12.74%
Energy	7.22%
Money Market Funds	2.24%
Communications	0.21%
Government	0.10%
Other Assets and Liabilities	0.54%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2024 to June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF11AR-0

PQDI

Principal Spectrum Tax-Advantaged Dividend Active ETF

Principal U.S. Listing Exchange: NYSE Arca

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about Principal Spectrum Tax-Advantaged Dividend Active ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Spectrum Tax-Advantaged Dividend Active ETF	$63	0.60%

Management's Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying securities at the time of purchase. Such securities include, without limitation, preferred securities and capital securities of U.S. and non-U.S. issuers. The Fund invests significantly in securities that, at the time of issuance, are eligible to pay dividends that qualify for favorable U.S. federal income tax treatment, such as dividends treated as “qualified dividend income” (“QDI”) and qualified dividends from real estate investment trusts (“REITS”). Early in the year, all eyes were on inflationary data in anticipation of U.S. Federal Reserve (FED) cuts. The 50 basis point (bps) FED Funds rate cut in September, and then two 25 bps cuts late in 2024, were well received and had been efficiently communicated by Chairman Powell. Institutional Preferred spreads tightened through October 2024 then remained quite steady through February 2025. Trade Tariff concerns caused Non-Contingent Convertible $1000 par (NoCo) spreads to widen by 60 bps at the widest in April 2025. Some trade agreements were reached, markets improved, short duration outperformed longer duration, below investment grade outperformed investment grade. Over the full year, NoCo spreads tightened by 9 bps, Contingent Capital tightened by 11 bps, $25 pars widened by 68 bps, but performance was helped by large declines in short/intermediate treasury rates; the 2 year U.S. Treasury yield declined by 103 bps. The $1000 par Preferred, Contingent Convertible, and Canadian Banking LRCN were the best contributing sectors. While all sectors had positive returns, Pipeline Hybrids, Corporate Hybrids, and Insurance Restricted Tier1 were the bottom contributors.

How did the Fund perform since inception?

	Principal Spectrum Tax-Advantaged Dividend Active ETF $12,495	Bloomberg Global Aggregate Bond Index $9,445	ICE BofA 7% Constrained DRD Eligible Preferred Securities Index $11,410
06/20	$10,000	$10,000	$10,000
06/20	$10,065	$10,011	$10,000
09/20	$10,470	$10,278	$10,522
12/20	$11,048	$10,615	$10,992
03/21	$11,030	$10,142	$10,898
06/21	$11,343	$10,275	$11,260
09/21	$11,417	$10,184	$11,283
12/21	$11,387	$10,116	$11,238
03/22	$10,875	$9,492	$10,475
06/22	$10,235	$8,708	$9,627
09/22	$10,020	$8,103	$9,565
12/22	$10,296	$8,472	$9,666
03/23	$10,050	$8,727	$9,634
06/23	$10,236	$8,593	$9,625
09/23	$10,359	$8,285	$9,597
12/23	$10,936	$8,956	$10,236
03/24	$11,336	$8,770	$10,746
06/24	$11,531	$8,673	$10,807
09/24	$12,022	$9,278	$11,397
12/24	$12,032	$8,805	$11,188
03/25	$12,163	$9,037	$11,243
06/25	$12,495	$9,445	$11,410

Average Annual Total Returns

Name	1-Year	5-Years	Since Inception June 16, 2020
Principal Spectrum Tax-Advantaged Dividend Active ETF	8.42%	4.53%	4.44%
Bloomberg Global Aggregate Bond Index	8.91%	-1.16%	-1.13%
ICE BofA 7% Constrained DRD Eligible Preferred Securities Index	5.58%	2.67%	2.65%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

The Bloomberg Global Aggregate Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The ICE BofA 7% Constrained DRD Eligible Preferred Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Fund Statistics

  Net Assets$57,663,744
  Total Number of Portfolio Holdings80
  Portfolio Turnover Rate17.6%
  Total Advisory Fees Paid$236,615

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	86.32%
Preferred Stocks	12.04%
Investment Companies	1.81%
Other Assets and Liabilities	(0.17)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	90.24%
Energy	3.63%
Utilities	3.58%
Money Market Funds	1.81%
Communications	0.91%
Other Assets and Liabilities	(0.17)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2024 to June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF26AR-0

USMC

Principal U.S. Mega-Cap ETF

Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about Principal U.S. Mega-Cap ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal U.S. Mega-Cap ETF	$13	0.12%

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with very large ("mega") market capitalizations at the time of purchase. For this Fund, companies with mega capitalizations are those with market capitalizations in the top 50th percentile of the S&P 500 Index at the time of purchase. The Fund is non-diversified. The Fund's investments outperformed the S&P 500 Index (“Index”) over the year. Nine of the eleven sectors in the Index posted positive returns, led by financials and utilities. Healthcare and energy lagged during the year. Palantir Technologies, GE Vernova, and Millrose Properties outperformed within the Index, while Moderna, Enphase Energy, and Celanese underperformed. High beta and high momentum stocks outperformed during the year, while quality and value-oriented stocks underperformed. The Fund's positioning in Netflix, JPMorgan Chase, and Visa contributed to performance. Positioning in UnitedHealth, Advanced Micro Devices, and Salesforce detracted from performance. The Fund's factor exposure to size and high momentum contributed to performance, while exposure to high quality detracted from performance.

How did the Fund perform since inception?

	Principal U.S. Mega-Cap ETF $28,368	S&P 500 Index $27,642
10/17	$10,000	$10,000
12/17	$10,495	$10,508
03/18	$10,224	$10,428
06/18	$10,480	$10,786
09/18	$11,457	$11,618
12/18	$10,313	$10,047
03/19	$11,522	$11,418
06/19	$11,973	$11,910
09/19	$12,174	$12,112
12/19	$13,124	$13,211
03/20	$10,856	$10,622
06/20	$12,647	$12,804
09/20	$13,899	$13,947
12/20	$15,218	$15,641
03/21	$15,734	$16,607
06/21	$16,987	$18,027
09/21	$17,327	$18,132
12/21	$19,241	$20,131
03/22	$18,537	$19,206
06/22	$15,923	$16,113
09/22	$14,757	$15,326
12/22	$15,895	$16,485
03/23	$17,546	$17,721
06/23	$19,319	$19,270
09/23	$19,023	$18,640
12/23	$20,915	$20,819
03/24	$22,973	$23,017
06/24	$24,341	$24,003
09/24	$25,645	$25,415
12/24	$27,156	$26,028
03/25	$25,685	$24,916
06/25	$28,368	$27,642

Average Annual Total Returns

Name	1-Year	5-Years	Since Inception October 11, 2017
Principal U.S. Mega-Cap ETF	16.77%	17.53%	14.46%
S&P 500 Index	15.16%	16.64%	14.08%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

Fund Statistics

  Net Assets$3,260,102,153
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate54.5%
  Total Advisory Fees Paid$3,118,220

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.63%
Investment Companies	0.36%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	26.95%
Consumer, Non-cyclical	20.44%
Financial	18.61%
Communications	16.66%
Consumer, Cyclical	13.52%
Energy	3.45%
Money Market Funds	0.36%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2024 to June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF16AR-0

PSC

Principal U.S. Small-Cap ETF

Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about Principal U.S. Small-Cap ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal U.S. Small-Cap ETF	$40	0.38%

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000 Index ("Index"). The Fund's investments outperformed the Index over the year. Nine of the eleven sectors within the Index posted positive returns, led by financials and industrials, while energy and healthcare lagged. Aeva Technologies, D-Wave Quantum, and Sezzle outperformed within the Index, while Conduit Pharmaceuticals, Sunnova Energy, and Canoo underperformed. High beta and high momentum stocks outperformed during the year, while quality and value-oriented stocks underperformed. The Fund's positioning in Dave, Hims & Hers, and Brinker International contributed to performance. Positioning in Super Micro Computer, ELF Beauty, and Atkore detracted from performance. The Fund's factor exposure to high momentum contributed to performance, while exposure to high quality and value detracted from performance. Stock selection within healthcare, financials, and consumer discretionary contributed to performance, while selection in information technology and energy detracted.

How did the Fund perform since inception?

	Principal U.S. Small-Cap ETF $23,731	Russell 3000 Index $31,827	Russell 2000 Index $19,684
09/16	$10,000	$10,000	$10,000
09/16	$10,050	$10,034	$10,061
12/16	$11,074	$10,457	$10,950
03/17	$11,377	$11,057	$11,220
06/17	$11,606	$11,390	$11,496
09/17	$12,160	$11,911	$12,148
12/17	$12,562	$12,666	$12,554
03/18	$12,612	$12,584	$12,543
06/18	$13,599	$13,074	$13,515
09/18	$14,310	$14,005	$13,999
12/18	$11,387	$12,002	$11,171
03/19	$12,785	$13,688	$12,800
06/19	$12,941	$14,248	$13,068
09/19	$12,646	$14,414	$12,754
12/19	$13,558	$15,725	$14,022
03/20	$8,962	$12,439	$9,729
06/20	$11,423	$15,178	$12,202
09/20	$11,755	$16,576	$12,804
12/20	$15,370	$19,010	$16,821
03/21	$18,648	$20,216	$18,957
06/21	$19,886	$21,882	$19,771
09/21	$19,348	$21,860	$18,909
12/21	$20,347	$23,888	$19,314
03/22	$19,037	$22,627	$17,860
06/22	$16,342	$18,848	$14,789
09/22	$15,874	$18,006	$14,466
12/22	$17,100	$19,300	$15,367
03/23	$17,535	$20,685	$15,788
06/23	$18,562	$22,420	$16,609
09/23	$17,949	$21,691	$15,758
12/23	$20,268	$24,309	$17,968
03/24	$21,858	$26,745	$18,899
06/24	$21,265	$27,605	$18,280
09/24	$23,009	$29,325	$19,975
12/24	$22,782	$30,097	$20,041
03/25	$21,578	$28,676	$18,142
06/25	$23,731	$31,827	$19,684

Average Annual Total Returns

Name	1-Year	5-Years	Since Inception September 21, 2016
Principal U.S. Small-Cap ETF	11.41%	15.72%	10.34%
Russell 3000 Index	15.30%	15.96%	14.11%
Russell 2000 Index	7.68%	10.04%	8.03%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Fund Statistics

  Net Assets$752,649,908
  Total Number of Portfolio Holdings495
  Portfolio Turnover Rate80.3%
  Total Advisory Fees Paid$2,637,146

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.54%
Investment Companies	0.87%
Other Assets and Liabilities	(0.41)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.38%
Consumer, Non-cyclical	22.89%
Industrial	16.21%
Technology	10.58%
Consumer, Cyclical	10.49%
Communications	4.87%
Energy	3.79%
Basic Materials	3.60%
Utilities	2.73%
Money Market Funds	0.87%
Other Assets and Liabilities	(0.41)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2024 to June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF9AR-0

PY

Principal Value ETF

Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about Principal Value ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Value ETF	$16	0.15%

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund primarily invests in equity securities, focusing on value stocks. For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model designed to identify equity securities of mid- to large-capitalization companies in the S&P 500 Index ("Index") that exhibit higher degrees of shareholder yield (meaning how much money a company distributes to shareholders through dividends and share repurchases). The Fund's investments underperformed the Index over the year. Nine of the eleven sectors in the Index posted positive returns, led by financials and utilities. Healthcare and energy lagged during the year. Palantir Technologies, GE Vernova, and Millrose Properties outperformed within the Index, while Moderna, Enphase Energy, and Celanese underperformed. High beta and high momentum stocks outperformed during the year, while quality and value-oriented stocks underperformed. The Fund's positioning in Microchip Technology, Fox, and Wells Fargo contributed to performance. Positioning in Broadcom, UnitedHealth Group, and Alexandria Real Estate Equities detracted from performance. The Fund's factor exposure to low quality contributed to performance, while exposure to value factors, low beta, smaller size, and lower momentum detracted from performance. An overweight allocation to financials and an underweight allocation to healthcare contributed to performance. Selection in information technology, industrials, and real estate, along with an overweight allocation to energy, detracted from performance.

How did the Fund perform since inception?

	Principal Value ETF $25,096	S&P 500 Index $35,562
03/16	$10,000	$10,000
03/16	$10,040	$10,044
06/16	$9,884	$10,291
09/16	$10,366	$10,687
12/16	$11,339	$11,096
03/17	$11,756	$11,769
06/17	$11,988	$12,133
09/17	$12,526	$12,676
12/17	$13,477	$13,519
03/18	$13,327	$13,416
06/18	$13,578	$13,877
09/18	$14,149	$14,947
12/18	$11,819	$12,926
03/19	$13,136	$14,690
06/19	$13,672	$15,322
09/19	$13,868	$15,583
12/19	$14,932	$16,996
03/20	$9,943	$13,665
06/20	$12,175	$16,472
09/20	$12,464	$17,943
12/20	$15,315	$20,123
03/21	$18,244	$21,366
06/21	$18,570	$23,192
09/21	$19,050	$23,327
12/21	$20,634	$25,899
03/22	$20,432	$24,708
06/22	$18,076	$20,730
09/22	$17,324	$19,718
12/22	$19,592	$21,209
03/23	$19,390	$22,799
06/23	$20,030	$24,792
09/23	$19,116	$23,980
12/23	$21,383	$26,784
03/24	$23,108	$29,611
06/24	$22,808	$30,880
09/24	$24,995	$32,698
12/24	$24,981	$33,485
03/25	$24,756	$32,055
06/25	$25,096	$35,562

Average Annual Total Returns

Name	1-Year	5-Years	Since Inception March 21, 2016
Principal Value ETF	9.95%	15.59%	10.39%
S&P 500 Index	15.16%	16.64%	14.66%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

Fund Statistics

  Net Assets$224,275,456
  Total Number of Portfolio Holdings113
  Portfolio Turnover Rate91.0%
  Total Advisory Fees Paid$221,719

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.32%
Investment Companies	0.49%
Other Assets and Liabilities	0.19%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	27.94%
Technology	20.48%
Consumer, Non-cyclical	17.39%
Industrial	14.04%
Energy	9.08%
Consumer, Cyclical	5.23%
Communications	4.58%
Basic Materials	0.58%
Money Market Funds	0.49%
Other Assets and Liabilities	0.19%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2024 to June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF5AR-0

(b) Not applicable.

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit in response to Item 19(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

June 30, 2024 - $273,118

June 30, 2025 - $240,603

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-1A. Ernst & Young has billed the following amounts for those services.

June 30, 2024 - $5,775

June 30, 2025 - $5,775

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this review, Ernst & Young reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

June 30, 2024 - $170,261

June 30, 2025 - $87,861

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy. The audit committee of the registrant has adopted the following pre-approval policy:

The Principal Funds Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Boards of Trustees of Principal Exchange-Traded Funds (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.	The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:

●	Services that are subject to audit procedure during a financial statement audit;
●	Services where the auditor would act on behalf of management;
●	Services where the auditor is an advocate to the client's position in an adversarial proceeding;
●	Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
●	Financial information systems design and implementation;
●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
●	Actuarial services;

●	Internal audit functions or human resources;

●	Broker or dealer, investment advisor, or investment banking services;

●	Legal services and expert services unrelated to the audit;
●	Tax planning services related to listed, confidential and aggressive transactions;
●	Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
●	Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible; and
●	Any other service that the International Ethics Standards Board for Accountants (IESBA) determines, by regulation, is impermissible.

2.	(A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval and pre-concurrence a detailed description of each particular service, excluding tax services, for which pre-approval and pre-concurrence is sought, and the corresponding range of fees for such service. The Committee may delegate pre-approval and pre-concurrence authority to one or more of its members provided such delegated member(s) shall present a report of any services so pre-approved and pre-concurred to the full Committee at its next regularly scheduled meeting. The Committee Chairperson is presently so appointed pursuant to this policy, and shall have pre-approval and pre-concurrence authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval and pre-concurrence a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services. For all non-audit services, including tax services, the primary independent auditor will perform an assessment of the potential effects of such services on the audit firm’s independence and provide the Committee in writing its conclusion that the threat created by the level of non-audit services is deemed to be at an acceptable level.

In considering whether to grant pre-approval and pre-concurrence with respect to the primary independent auditor’s provision of non-audit services, the Committee (or the delegated member(s), as applicable) will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee (or the delegated member(s), as applicable) will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.	The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds as well as any controlled subsidiary.

4.	Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.	The Committee shall monitor that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.	Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee. Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7.	For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers or otherwise “interested persons” (as defined in the Investment Company Act of 1940) of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.	The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on June 10, 2025).

(e) (2) Pre-Approval Waivers. There were no services, or 0%, provided by the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

June 30, 2024 - $328,883

June 30, 2025 - $426,455

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) The registrant has not been identified by the Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position of authority in that jurisdiction.

(j) the registrant is not a foreign issuer.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the audit committee are Craig Damos, Frances Grieb, Victor Hymes, and Elizabeth Nickels.

(b) Not applicable.

ITEM 6 –INVESTMENTS

Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) Financial Statements

(b) Financial Highlights
Principal Exchange-Traded Funds
Annual
Financial Statements
and Additional Information
June 30, 2025

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee
Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 21
Schedules of Investments 35
Financial Highlights (Includes performance information) 67
Report of Independent Registered Public Accounting Firm 79
Unaudited Supplemental Information 81
Changes in and Disagreements with Accountants (N-CSR Item 8) 83
Proxy Disclosures (N-CSR Item 9) 84
Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) 85
Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11) 86

See accompanying notes.
Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2025
Principal Active
High Yield ETF
Principal Capital
Appreciation Select
ETF
Principal Focused
Blue Chip ETF
Investment in securities - at cost ............................................. $ 312,269,502 $ 21,352,767 $ 118,932,829
Investment in affiliated funds - at cost ......................................... $ 14,446,840 $ — $ —
Assets
Investment in securities - at value ............................................. $ 314,169,191
(a)
$ 23,060,307 $ 134,740,081
Investment in affiliated funds - at value ......................................... 14,446,840 — —
Cash .................................................................. 4,537 — —
Receivables:
Dividends and interest .................................................. 5,625,383 6,778 8,983
Securities lending income ................................................ 11,315 — 98
Investment securities sold ................................................ 1,559,511 — 229,109
Total Assets 335,816,777 23,067,085 134,978,271
Liabilities
Accrued management and investment advisory fees ................................ 98,350 5,142 60,879
Payables: – – –
Investment securities purchased ........................................... 3,551,106 — 228,751
Collateral obligation on securities loaned - at value ................................. 14,446,840 — —
Total Liabilities 18,096,296 5,142 289,630
Net Assets Applicable to Outstanding Shares ................................... $ 317,720,481 $ 23,061,943 $ 134,688,641
0 .00%! 0 .00%! 0 .00%!
Net Assets Consist of:
Capital shares and additional paid-in-capital ...................................... $ 333,470,681 $ 21,554,409 $ 118,918,049
Total distributable earnings (accumulated loss) .................................... (15,750,200) 1,507,534 15,770,592
Total Net Assets $ 317,720,481 $ 23,061,943 $ 134,688,641
Net Asset Value Per Share:
Net assets ........................................................... $ 317,720,481 $ 23,061,943 $ 134,688,641
Shares issued and outstanding ............................................ 16,500,000 860,001 3,680,001
Net asset value per share ................................................ $ 19 .26 $ 26 .82 $ 36 .60
(a)
Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.
Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2025
Principal
International
Equity ETF
Principal
Investment Grade
Corporate Active
ETF
Principal Quality
ETF
Investment in securities - at cost ............................................. $ 717,462,236 $ 104,446,910 $ 46,118,277
Investment in affiliated funds - at cost ......................................... $ — $ 562,295 $ —
Foreign currency - at cost .................................................. $ 261,635 $ — $ —
Assets
Investment in securities - at value ............................................. $ 772,549,732 $ 105,438,012
(a)
$ 54,433,808
Investment in affiliated funds - at value ......................................... — 562,295 —
Foreign currency - at value .................................................. 263,031 — —
Cash .................................................................. — 3,414 1,458
Deposits with counterparty .................................................. — 107,246 —
Receivables:
Dividends and interest .................................................. 941,308 1,356,708 20,535
Securities lending income ................................................ 3,046 93 —
Investment securities sold ................................................ 1,583,163 — —
Fund shares sold ...................................................... 1,743,497 — —
Net variation margin on financial derivative instruments .......................... — 6,045 —
Total Assets 777,083,777 107,473,813 54,455,801
Liabilities
Accrued management and investment advisory fees ................................ 295,713 16,102 6,323
Payables: – – –
Investment securities purchased ........................................... 6,226,341 1,170,221 —
Collateral obligation on securities loaned - at value ................................. — 562,295 —
Total Liabilities 6,522,054 1,748,618 6,323
Net Assets Applicable to Outstanding Shares ................................... $ 770,561,723 $ 105,725,195 $ 54,449,478
0 .00%! 0 .00%! 0 .00%!
Net Assets Consist of:
Capital shares and additional paid-in-capital ...................................... $ 709,807,945 $ 124,702,068 $ 57,583,037
Total distributable earnings (accumulated loss) .................................... 60,753,778 (18,976,873) (3,133,559)
Total Net Assets $ 770,561,723 $ 105,725,195 $ 54,449,478
Net Asset Value Per Share:
Net assets ........................................................... $ 770,561,723 $ 105,725,195 $ 54,449,478
Shares issued and outstanding ............................................ 26,520,001 5,100,001 740,001
Net asset value per share ................................................ $ 29 .06 $ 20 .73 $ 73 .58
(a)
Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.
Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2025
Principal Real
Estate Active
Opportunities ETF
Principal Spectrum
Preferred Securities
Active ETF
Principal Spectrum
Tax-Advantaged
Dividend Active
ETF
Investment in securities - at cost ............................................. $ 14,407,544 $ 1,158,570,063 $ 56,330,799
Investment in affiliated funds - at cost ......................................... $ — $ 5,650,835 $ —
Assets
Investment in securities - at value ............................................. $ 15,188,239 $ 1,214,881,824
(a)
$ 57,762,953
Investment in affiliated funds - at value ......................................... — 5,650,835 —
Cash .................................................................. 22,178 — 145,364
Deposits with counterparty .................................................. — — 27,711
Receivables:
Dividends and interest .................................................. 75,375 12,812,780 511,351
Securities lending income ................................................ — 2,314 —
Total Assets 15,285,792 1,233,347,753 58,447,379
Liabilities
Accrued management and investment advisory fees ................................ 7,359 541,716 28,213
Payables: – – –
Investment securities purchased ........................................... 22,179 — 755,422
Collateral obligation on securities loaned - at value ................................. — 5,650,835 —
Total Liabilities 29,538 6,192,551 783,635
Net Assets Applicable to Outstanding Shares ................................... $ 15,256,254 $ 1,227,155,202 $ 57,663,744
0 .00%! 0 .00%! 0 .00%!
Net Assets Consist of:
Capital shares and additional paid-in-capital ...................................... $ 14,443,066 $ 1,192,083,330 $ 57,646,730
Total distributable earnings (accumulated loss) .................................... 813,188 35,071,872 17,014
Total Net Assets $ 15,256,254 $ 1,227,155,202 $ 57,663,744
Net Asset Value Per Share:
Net assets ........................................................... $ 15,256,254 $ 1,227,155,202 $ 57,663,744
Shares issued and outstanding ............................................ 600,001 64,900,005 3,000,001
Net asset value per share ................................................ $ 25 .43 $ 18 .91 $ 19 .22
(a)
Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.
Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2025
Principal U.S.
Mega-Cap ETF
Principal U.S.
Small-Cap ETF
Principal Value
ETF
Investment in securities - at cost ............................................. $ 2,675,208,685 $ 703,269,613 $ 221,528,767
Investment in affiliated funds - at cost ......................................... $ — $ 4,091,677 $ —
Assets
Investment in securities - at value ............................................. $ 3,259,782,816 $ 751,602,448
(a)
$ 223,838,352
Investment in affiliated funds - at value ......................................... — 4,091,677 —
Receivables:
Dividends and interest .................................................. 619,582 647,915 465,926
Securities lending income ................................................ — 3,044 —
Investment securities sold ................................................ — 620,465 —
Tax refund .......................................................... — — 1,535
Expense reimbursement from Advisor ....................................... 75,061 — —
Total Assets 3,260,477,459 756,965,549 224,305,813
Liabilities
Accrued management and investment advisory fees ................................ 375,306 223,964 30,357
Collateral obligation on securities loaned - at value ................................. — 4,091,677 —
Total Liabilities 375,306 4,315,641 30,357
Net Assets Applicable to Outstanding Shares ................................... $ 3,260,102,153 $ 752,649,908 $ 224,275,456
0 .00%! 0 .00%! 0 .00%!
Net Assets Consist of:
Capital shares and additional paid-in-capital ...................................... $ 2,813,442,152 $ 889,099,004 $ 261,119,803
Total distributable earnings (accumulated loss) .................................... 446,660,001 (136,449,096) (36,844,347)
Total Net Assets $ 3,260,102,153 $ 752,649,908 $ 224,275,456
Net Asset Value Per Share:
Net assets ........................................................... $ 3,260,102,153 $ 752,649,908 $ 224,275,456
Shares issued and outstanding ............................................ 52,140,001 14,140,001 4,530,001
Net asset value per share ................................................ $ 62 .53 $ 53 .23 $ 49 .51
(a)
Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.
Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2025
–
Principal Active
High Yield ETF
Principal Capital
Appreciation Select
ETF
(a)
Principal Focused
Blue Chip ETF
Net Investment Income (Loss)
Income:
Dividends ........................................................... $ 473,854 $ 45,219 $ 572,840
Withholding tax ....................................................... (1,074) — (6,210)
Interest ............................................................ 19,712,651 — —
Securities lending - net .................................................. 131,643 — 146
Total Income 20,317,074 45,219 566,776
Expenses:
Management and investment advisory fees .................................... 1,032,892 12,065 555,436
Total Expenses 1,032,892 12,065 555,436
Net Investment Income (Loss) 19,284,182 33,154 11,340
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions ................................................. (129,089) (233,160) 739,959
In-kind redemptions .................................................... 651,375 — 4,666,439
Net change in unrealized appreciation (depreciation) of:
Investments ......................................................... 1,721,026 1,707,540 9,336,784
Net Realized and Unrealized Gain (Loss) 2,243,312 1,474,380 14,743,182
Net Increase (Decrease) in Net Assets Resulting from Operations $ 21,527,494 $ 1,507,534 $ 14,754,522
– %! – %! – %!
(a)
Period from March 25, 2025, date operations commenced, through June 30, 2025.

See accompanying notes.
Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2025
–
Principal
International
Equity ETF
(a)
Principal
Investment Grade
Corporate Active
ETF
Principal Quality
ETF
Net Investment Income (Loss)
Income:
Dividends ........................................................... $ 14,016,406 $ 65,141 $ 444,206
Withholding tax ....................................................... (1,144,552) — —
Interest ............................................................ 877 4,818,379 —
Securities lending - net .................................................. 4,436 1,481 —
Total Income 12,877,167 4,885,001 444,206
Expenses:
Management and investment advisory fees .................................... 1,193,881 174,451 83,662
Total Expenses 1,193,881 174,451 83,662
Net Investment Income (Loss) 11,683,286 4,710,550 360,544
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions ................................................. (5,859,689) (404,900) (1,597,257)
In-kind redemptions .................................................... 5,883,413 — 834,546
Foreign currency transactions ............................................. 40,317 — —
Futures contracts ...................................................... — (352,779) —
Net change in unrealized appreciation (depreciation) of:
Investments ......................................................... 55,087,496 2,103,462 2,295,336
Futures contracts ...................................................... — (29,930) —
Translation of assets and liabilities in foreign currencies .......................... 11,434 — —
Net Realized and Unrealized Gain (Loss) 55,162,971 1,315,853 1,532,625
Net Increase (Decrease) in Net Assets Resulting from Operations $ 66,846,257 $ 6,026,403 $ 1,893,169
– %! – %! – %!
(a)
Period from November 5, 2024, date operations commenced, through June 30, 2025.

See accompanying notes.
Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2025
–
Principal Real
Estate Active
Opportunities ETF
Principal Spectrum
Preferred Securities
Active ETF
Principal Spectrum
Tax-Advantaged
Dividend Active
ETF
Net Investment Income (Loss)
Income:
Dividends ........................................................... $ 407,743 $ 501,565 $ 246,069
Interest ............................................................ — 54,227,390 1,930,964
Securities lending - net .................................................. — 25,917 —
Total Income 407,743 54,754,872 2,177,033
Expenses:
Management and investment advisory fees .................................... 77,309 5,770,952 236,615
Total Expenses 77,309 5,770,952 236,615
Net Investment Income (Loss) 330,434 48,983,920 1,940,418
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions ................................................. 115,322 2,149,941 225,829
Net change in unrealized appreciation (depreciation) of:
Investments ......................................................... 732,250 36,299,761 1,582,942
Net Realized and Unrealized Gain (Loss) 847,572 38,449,702 1,808,771
Net Increase (Decrease) in Net Assets Resulting from Operations $ 1,178,006 $ 87,433,622 $ 3,749,189
– %! – %! – %!

See accompanying notes.
Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2025
–
Principal U.S.
Mega-Cap ETF
Principal U.S.
Small-Cap ETF
Principal Value
ETF
Net Investment Income (Loss)
Income:
Dividends ........................................................... $ 29,945,247 $ 8,262,379 $ 3,749,055
Withholding tax ....................................................... — (22,660) —
Securities lending - net .................................................. — 18,854 —
Income tax benefit ..................................................... — — 3,990
Total Income 29,945,247 8,258,573 3,753,045
Expenses:
Management and investment advisory fees .................................... 3,897,775 2,637,146 221,719
Total Gross Expenses 3,897,775 2,637,146 221,719
Less: Reimbursement from Advisor ............................................ (779,555) — —
Total Net Expenses 3,118,220 2,637,146 221,719
Net Investment Income (Loss) 26,827,027 5,621,427 3,531,326
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions ................................................. (52,364,619) (23,945,735) (12,039,668)
In-kind redemptions .................................................... 457,793,828 89,443,174 14,581,991
Net change in unrealized appreciation (depreciation) of:
Investments ......................................................... (14,990,238) 5,155,357 (4,658,666)
Net Realized and Unrealized Gain (Loss) 390,438,971 70,652,796 (2,116,343)
Net Increase (Decrease) in Net Assets Resulting from Operations $ 417,265,998 $ 76,274,223 $ 1,414,983
– %! – %! – %!

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Active High Yield ETF
Year Ended
June 30, 2025
Year Ended
June 30, 2024
Operations
Net investment income (loss) ...................................................................... $ 19,284,182 $ 10,092,393
Net realized gain (loss) ........................................................................... 522,286 (1,573,051)
Net change in unrealized appreciation (depreciation) ...................................................... 1,721,026 7,374,240
Net Increase (Decrease) in Net Assets Resulting from Operations 21,527,494 15,893,582
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (19,176,083) (9,781,816)
Total Dividends and Distributions (19,176,083) (9,781,816)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 102,377,816 101,785,431
Total Increase (Decrease) in Net Assets 104,729,227 107,897,197
Net Assets
Beginning of period ............................................................................. 212,991,254 105,094,057
End of period .................................................................................. $ 317,720,481 $ 212,991,254
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 129,705,187 $ 103,668,643
Redeemed ................................................................................. (27,327,371) (1,883,212)
Net Increase (Decrease) $ 102,377,816 $ 101,785,431
Shares:
Sold ..................................................................................... 6,750,000 5,550,000
Redeemed ................................................................................. (1,450,000) (100,000)
Net Increase (Decrease) 5,300,000 5,450,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Capital
Appreciation
Select ETF
Period Ended
June 30, 2025
(a)
Operations
Net investment income (loss) ....................................................................................... $ 33,154
Net realized gain (loss) ............................................................................................ (233,160)
Net change in unrealized appreciation (depreciation) ....................................................................... 1,707,540
Net Increase (Decrease) in Net Assets Resulting from Operations 1,507,534
Capital Share Transactions
Net increase (decrease) in capital share transactions ....................................................................... 21,554,409
Total Increase (Decrease) in Net Assets 23,061,943
Net Assets
Beginning of period .............................................................................................. —
End of period ................................................................................................... $ 23,061,943
Capital Share Transactions:
Dollars:
Sold ...................................................................................................... $ 21,554,409
Redeemed .................................................................................................. —
Net Increase (Decrease) $ 21,554,409
Shares:
Sold ...................................................................................................... 860,001
Redeemed .................................................................................................. —
Net Increase (Decrease) 860,001
(a)
Period from March 25, 2025, date operations commenced, through June 30, 2025.

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Focused Blue Chip ETF
Year Ended
June 30, 2025
Period Ended
June 30, 2024
(a)
Operations
Net investment income (loss) ...................................................................... $ 11,340 $ 49,583
Net realized gain (loss) ........................................................................... 5,406,398 1,763,858
Net change in unrealized appreciation (depreciation) ...................................................... 9,336,784 6,470,468
Net Increase (Decrease) in Net Assets Resulting from Operations 14,754,522 8,283,909
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (905,324) (56,457)
Total Dividends and Distributions (905,324) (56,457)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 73,295,454 39,316,537
Total Increase (Decrease) in Net Assets 87,144,652 47,543,989
Net Assets
Beginning of period ............................................................................. 47,543,989 —
End of period .................................................................................. $ 134,688,641 $ 47,543,989
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 91,525,843 $ 54,025,241
Redeemed ................................................................................. (18,230,389) (14,708,704)
Net Increase (Decrease) $ 73,295,454 $ 39,316,537
Shares:
Sold ..................................................................................... 2,740,000 2,020,001
Redeemed ................................................................................. (540,000) (540,000)
Net Increase (Decrease) 2,200,000 1,480,001
(a)
Period from July 12, 2023, date operations commenced, through June 30, 2024.

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal
International
Equity ETF
Period Ended
June 30, 2025
(a)
Operations
Net investment income (loss) ....................................................................................... $ 11,683,286
Net realized gain (loss) ............................................................................................ 64,041
Net change in unrealized appreciation (depreciation) ....................................................................... 55,098,930
Net Increase (Decrease) in Net Assets Resulting from Operations 66,846,257
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................................. (40,001)
Total Dividends and Distributions (40,001)
Capital Share Transactions
Net increase (decrease) in capital share transactions ....................................................................... 703,755,467
Total Increase (Decrease) in Net Assets 770,561,723
Net Assets
Beginning of period .............................................................................................. —
End of period ................................................................................................... $ 770,561,723
Capital Share Transactions:
Dollars:
Sold ...................................................................................................... $ 752,854,776
Redeemed .................................................................................................. (49,099,309)
Net Increase (Decrease) $ 703,755,467
Shares:
Sold ...................................................................................................... 28,300,001
Redeemed .................................................................................................. (1,780,000)
Net Increase (Decrease) 26,520,001
(a)
Period from November 5, 2024, date operations commenced, through June 30, 2025.

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Investment Grade Corporate
Active ETF
Year Ended
June 30, 2025
Year Ended
June 30, 2024
Operations
Net investment income (loss) ...................................................................... $ 4,710,550 $ 3,339,489
Net realized gain (loss) ........................................................................... (757,679) (1,289,396)
Net change in unrealized appreciation (depreciation) ...................................................... 2,073,532 1,432,016
Net Increase (Decrease) in Net Assets Resulting from Operations 6,026,403 3,482,109
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (4,685,959) (3,265,121)
Total Dividends and Distributions (4,685,959) (3,265,121)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 23,758,900 33,234,667
Total Increase (Decrease) in Net Assets 25,099,344 33,451,655
Net Assets
Beginning of period ............................................................................. 80,625,851 47,174,196
End of period .................................................................................. $ 105,725,195 $ 80,625,851
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 23,758,900 $ 33,234,667
Redeemed ................................................................................. — —
Net Increase (Decrease) $ 23,758,900 $ 33,234,667
Shares:
Sold ..................................................................................... 1,150,000 1,650,000
Redeemed ................................................................................. — —
Net Increase (Decrease) 1,150,000 1,650,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Quality ETF
Year Ended
June 30, 2025
Year Ended
June 30, 2024
Operations
Net investment income (loss) ...................................................................... $ 360,544 $ 366,784
Net realized gain (loss) ........................................................................... (762,711) 5,367,627
Net change in unrealized appreciation (depreciation) ...................................................... 2,295,336 2,320,354
Net Increase (Decrease) in Net Assets Resulting from Operations 1,893,169 8,054,765
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (379,406) (365,717)
Total Dividends and Distributions (379,406) (365,717)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... (285,627) 8,836,615
Total Increase (Decrease) in Net Assets 1,228,136 16,525,663
Net Assets
Beginning of period ............................................................................. 53,221,342 36,695,679
End of period .................................................................................. $ 54,449,478 $ 53,221,342
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 11,419,023 $ 26,799,652
Redeemed ................................................................................. (11,704,650) (17,963,037)
Net Increase (Decrease) $ (285,627) $ 8,836,615
Shares:
Sold ..................................................................................... 160,000 450,000
Redeemed ................................................................................. (200,000) (320,000)
Net Increase (Decrease) (40,000) 130,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Real Estate Active
Opportunities ETF
Year Ended
June 30, 2025
Year Ended
June 30, 2024
Operations
Net investment income (loss) ...................................................................... $ 330,434 $ 208,643
Net realized gain (loss) ........................................................................... 115,322 42,815
Net change in unrealized appreciation (depreciation) ...................................................... 732,250 519,664
Net Increase (Decrease) in Net Assets Resulting from Operations 1,178,006 771,122
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (288,248) (185,133)
Total Dividends and Distributions (288,248) (185,133)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 4,071,250 4,266,169
Total Increase (Decrease) in Net Assets 4,961,008 4,852,158
Net Assets
Beginning of period ............................................................................. 10,295,246 5,443,088
End of period .................................................................................. $ 15,256,254 $ 10,295,246
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 4,071,250 $ 6,042,999
Redeemed ................................................................................. — (1,776,830)
Net Increase (Decrease) $ 4,071,250 $ 4,266,169
Shares:
Sold ..................................................................................... 160,000 280,000
Redeemed ................................................................................. — (80,000)
Net Increase (Decrease) 160,000 200,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Spectrum Preferred Securities
Active ETF
Year Ended
June 30, 2025
Year Ended
June 30, 2024
Operations
Net investment income (loss) ...................................................................... $ 48,983,920 $ 33,957,561
Net realized gain (loss) ........................................................................... 2,149,941 (225,877)
Net change in unrealized appreciation (depreciation) ...................................................... 36,299,761 64,353,416
Net Increase (Decrease) in Net Assets Resulting from Operations 87,433,622 98,085,100
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (49,134,939) (35,097,696)
Total Dividends and Distributions (49,134,939) (35,097,696)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 284,004,376 265,878,510
Total Increase (Decrease) in Net Assets 322,303,059 328,865,914
Net Assets
Beginning of period ............................................................................. 904,852,143 575,986,229
End of period .................................................................................. $ 1,227,155,202 $ 904,852,143
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 284,004,376 $ 265,878,510
Redeemed ................................................................................. — —
Net Increase (Decrease) $ 284,004,376 $ 265,878,510
Shares:
Sold ..................................................................................... 15,250,000 15,500,000
Redeemed ................................................................................. — —
Net Increase (Decrease) 15,250,000 15,500,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Spectrum Tax-Advantaged
Dividend Active ETF
Year Ended
June 30, 2025
Year Ended
June 30, 2024
Operations
Net investment income (loss) ...................................................................... $ 1,940,418 $ 1,034,701
Net realized gain (loss) ........................................................................... 225,829 (93,135)
Net change in unrealized appreciation (depreciation) ...................................................... 1,582,942 1,581,675
Net Increase (Decrease) in Net Assets Resulting from Operations 3,749,189 2,523,241
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (1,910,572) (1,128,933)
Total Dividends and Distributions (1,910,572) (1,128,933)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 31,594,002 2,755,468
Total Increase (Decrease) in Net Assets 33,432,619 4,149,776
Net Assets
Beginning of period ............................................................................. 24,231,125 20,081,349
End of period .................................................................................. $ 57,663,744 $ 24,231,125
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 33,491,070 $ 2,755,468
Redeemed ................................................................................. (1,897,068) —
Net Increase (Decrease) $ 31,594,002 $ 2,755,468
Shares:
Sold ..................................................................................... 1,800,000 150,000
Redeemed ................................................................................. (100,000) —
Net Increase (Decrease) 1,700,000 150,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal U.S. Mega-Cap ETF
Year Ended
June 30, 2025
Year Ended
June 30, 2024
Operations
Net investment income (loss) ...................................................................... $ 26,827,027 $ 26,849,465
Net realized gain (loss) ........................................................................... 405,429,209 60,219,185
Net change in unrealized appreciation (depreciation) ...................................................... (14,990,238) 398,405,905
Net Increase (Decrease) in Net Assets Resulting from Operations 417,265,998 485,474,555
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (26,421,098) (24,799,821)
Total Dividends and Distributions (26,421,098) (24,799,821)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 428,557,607 516,171,391
Total Increase (Decrease) in Net Assets 819,402,507 976,846,125
Net Assets
Beginning of period ............................................................................. 2,440,699,646 1,463,853,521
End of period .................................................................................. $ 3,260,102,153 $ 2,440,699,646
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 1,691,332,653 $ 680,910,849
Redeemed ................................................................................. (1,262,775,046) (164,739,458)
Net Increase (Decrease) $ 428,557,607 $ 516,171,391
Shares:
Sold ..................................................................................... 28,820,000 14,930,000
Redeemed ................................................................................. (21,780,000) (3,330,000)
Net Increase (Decrease) 7,040,000 11,600,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal U.S. Small-Cap ETF
Year Ended
June 30, 2025
Year Ended
June 30, 2024
Operations
Net investment income (loss) ...................................................................... $ 5,621,427 $ 3,991,014
Net realized gain (loss) ........................................................................... 65,497,439 20,288,434
Net change in unrealized appreciation (depreciation) ...................................................... 5,155,357 37,490,832
Net Increase (Decrease) in Net Assets Resulting from Operations 76,274,223 61,770,280
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (5,264,469) (3,309,240)
Total Dividends and Distributions (5,264,469) (3,309,240)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 98,812,247 323,075,596
Total Increase (Decrease) in Net Assets 169,822,001 381,536,636
Net Assets
Beginning of period ............................................................................. 582,827,907 201,291,271
End of period .................................................................................. $ 752,649,908 $ 582,827,907
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 485,491,558 $ 336,938,688
Redeemed ................................................................................. (386,679,311) (13,863,092)
Net Increase (Decrease) $ 98,812,247 $ 323,075,596
Shares:
Sold ..................................................................................... 9,540,000 7,680,000
Redeemed ................................................................................. (7,500,000) (330,000)
Net Increase (Decrease) 2,040,000 7,350,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Value ETF
Year Ended
June 30, 2025
Year Ended
June 30, 2024
Operations
Net investment income (loss) ...................................................................... $ 3,531,326 $ 1,344,912
Net realized gain (loss) ........................................................................... 2,542,323 (219,931)
Net change in unrealized appreciation (depreciation) ...................................................... (4,658,666) 6,733,378
Net Increase (Decrease) in Net Assets Resulting from Operations 1,414,983 7,858,359
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (2,354,544) (1,265,935)
Total Dividends and Distributions (2,354,544) (1,265,935)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 156,729,373 24,553,238
Total Increase (Decrease) in Net Assets 155,789,812 31,145,662
Net Assets
Beginning of period ............................................................................. 68,485,644 37,339,982
End of period .................................................................................. $ 224,275,456 $ 68,485,644
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 282,797,223 $ 26,202,905
Redeemed ................................................................................. (126,067,850) (1,649,667)
Net Increase (Decrease) $ 156,729,373 $ 24,553,238
Shares:
Sold ..................................................................................... 5,640,000 630,000
Redeemed ................................................................................. (2,600,000) (40,000)
Net Increase (Decrease) 3,040,000 590,000

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2025
1. Organization
The Principal Exchange-Traded Funds (the “Trust”) is a statutory trust organized under the laws of the State of Delaware in 2013 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of
1940, as amended (the “1940 Act”). The Trust currently consists of twelve series, Principal Active High Yield ETF, Principal Capital Appreciation
Select ETF, Principal Focused Blue Chip ETF, Principal International Equity ETF, Principal Investment Grade Corporate Active ETF, Principal
Quality ETF, Principal Real Estate Active Opportunities ETF, Principal Spectrum Preferred Securities Active ETF, Principal Spectrum Tax-
Advantaged Dividend Active ETF, Principal U.S. Mega-Cap ETF, Principal U.S. Small-Cap ETF and Principal Value ETF (collectively, the
“Funds” and individually, a “Fund”). The shares of the Funds are referred to herein as “Shares”.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies. The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
The Trust issues and redeems Shares at net asset value (“NAV”) only with Authorized Participants (“APs”) and only in aggregations of 20,000
Shares with the exception of Principal Active High Yield ETF,  Principal Investment Grade Corporate Active ETF, Principal Spectrum Preferred
Securities Active ETF and Principal Spectrum Tax-Advantaged Dividend Active ETF which are issued and redeemed in aggregations of 50,000 shares (each a “Creation Unit” or multiples thereof “Creation Unit Aggregations”), which is subject to change. The Trust issues and redeems
Creation Unit Aggregations in exchange for portfolio securities and/or cash, plus a fixed and/or variable transaction fee.
Shares trade on exchanges at market prices that may be below, at, or above NAV. Shares are listed on the respective exchanges as listed below:
Principal Focused Blue Chip ETF initial investment and commencement of operations was July 12, 2023.
Principal International Equity ETF initial investment and commencement of operations was November 5, 2024.
Principal Capital Appreciation Select ETF initial investment and commencement of operations was March 25, 2025.
Effective June 9, 2025, Principal Focused Blue Chip ETF changed from a semi-transparent fund to a fully transparent fund.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in series of Principal Funds, Inc. (an affiliate of Principal Global Investors, LLC (the “Advisor”)) and
other investment funds, which may include money market funds and other registered open-end investment companies. Investments in registered open-end investment companies are valued at the respective fund’s closing NAV per share on the day of valuation.
Fund Exchange
Principal Active High Yield ETF NYSE Arca
Principal Capital Appreciation Select ETF Cboe BZX Exchange, Inc.
Principal Focused Blue Chip ETF Cboe BZX Exchange, Inc.
Principal International Equity ETF Cboe BZX Exchange, Inc.
Principal Investment Grade Corporate Active ETF NYSE Arca
Principal Quality ETF The Nasdaq Stock Market LLC
Principal Real Estate Active Opportunities ETF NYSE Arca
Principal Spectrum Preferred Securities Active ETF NYSE Arca
Principal Spectrum Tax-Advantaged Dividend Active ETF NYSE Arca
Principal U.S. Mega-Cap ETF The Nasdaq Stock Market LLC
Principal U.S. Small-Cap ETF The Nasdaq Stock Market LLC
Principal Value ETF The Nasdaq Stock Market LLC

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2025
The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price.
If no sales are reported, as is regularly the case for some securities traded over-the-counter (“OTC”), securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Advisor under procedures established and periodically reviewed by the Board of
Trustees.
The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the
Fund’s NAV are reflected in the Fund’s NAV and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value including, but not limited to, price movements in
American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example, weekends and other customary national U.S. holidays, the Fund’s NAV could be significantly affected on days when shares are not able to be issued or redeemed by APs.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor, or any sub-advisor, is authorized to make such determinations subject to such oversight by the Board of Trustees, as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective Fund as of June 30, 2025:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par.
Principal International Equity ETF
British Pound Sterling 23 .64%
Canadian Dollar 8 .59
Euro 34 .35
Hong Kong Dollar 11 .67
Japanese Yen 9 .93
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2025
Distributions from Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the
Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Principal Real Estate Active Opportunities ETF receives substantial distributions from holdings in REITs.
Capital Share Transactions. Capital shares are issued and redeemed by the Funds only in a Creation Unit or Creation Unit Aggregations. Except
when aggregated into at least a Creation Unit, Shares are not redeemable.
The consideration for the purchase of a Creation Unit or Creation Unit Aggregations of a Fund generally consists of a basket of cash and/or securities that the Fund specifies each business day. To offset transfer and other transaction costs associated with the issuance and redemption of
Creation Unit Aggregations, APs are subject to standard creation and redemption transaction fees.
Expenses. For all Funds, a unitary investment management and advisory fee is charged. The Advisor covers all operating expenses including
Trustee expenses and Chief Compliance Officer’s compensation through the investment management and advisory fee with the exception of 12b-
1 fees, brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses, if applicable.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, futures contracts, net operating losses, sales of passive foreign investment companies, partnership investments, foreign currency transactions, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, REITs, utilization of earnings and profits distributed to shareholders on redemption of Shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code (“IRC”). Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because the Funds each intend to qualify as a “regulated investment company” under the IRC and they intend to distribute each year substantially all of their net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of their position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the Statements of Operations. During the year ended June 30, 2025, the Principal Value ETF Fund has reported an income tax benefit of $3,990. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes.  Certain Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the Statements of Operations.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards
Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting,
which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of)
reference rate reform. The guidance is applicable to contracts referencing London Inter-Bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through
December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of
Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31,
2022, to December 31, 2024. The adoption of these ASUs did not have a material impact on the Funds’ financial statements.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2025
In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to
Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. As of July 1, 2024, the Funds have adopted the ASU and there was no material impact to the Funds. Required disclosures were added, as applicable.
In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures,
which improves reportable segment disclosure requirements, primarily through enhanced disclosures. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. As of July 1, 2024, the Funds have adopted the ASU and added required disclosures, as applicable.
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740); Improvements to Income Tax Disclosures,  which enhances the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation, disaggregation of income taxes paid, and other income tax-related disclosures. The ASU is effective for annual periods beginning after December 15, 2024. As of March 25, 2025,
Principal Capital Appreciation Select ETF has adopted the ASU. There was no impact to the Principal Capital Appreciation Select ETF financial statements and no additional disclosures were required for the period beginning March 25, 2025, the Fund’s inception date, through June 30,
2025. Management is currently evaluating the impact of applying the ASU to the remaining Funds’ financial statements.
Tracking Basket Structure. Principal Real Estate Active Opportunities ETF operates pursuant to an exemptive order from the Securities and
Exchange Commission (“SEC”) and does not publicly disclose its complete portfolio holdings each business day. Instead, the Fund publishes each business day on its website a “Tracking Basket” which is designed to closely track the daily performance of the Fund but is not the Fund’s actual portfolio. The Fund’s Tracking Basket structure may affect the price at which shares of the Fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the Fund’s NAV, there is a risk that market price will vary significantly from NAV.
3. Operating Policies
Contingent Convertible Securities (“CoCos”). As footnoted in the Schedules of Investments, certain of the Funds invest in CoCos. CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers”. Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos;
general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress.
Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund’s complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Cross Trades. The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund’s sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the year ended June 30, 2025, none of the Funds had cross trades.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2025
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the Statements of Assets and Liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading
Commission. As of June 30, 2025, deposits with counterparty for Principal Investment Grade Corporate Active ETF and Principal Spectrum Tax-
Advantaged Dividend Active ETF were $107,246 and $27,711 respectively.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the
Statements of Assets and Liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s cost basis in the contract. There is minimal counterparty credit risk to the
Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of the Principal Investment
Grade Corporate Active ETF. The notional values of the futures contracts will vary in accordance with changing duration of this Fund.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. In a normal course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve potential future claims against the Funds that have not yet occurred. Based on management’s experience, the risk of loss would be remote.
Operating Segments. An operating segment is defined in ASC Topic 280, Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Committees and working groups within Management under the direction of the President act as the Funds’ CODM. Each of the Funds represents a single operating segment. The CODM monitors the operating results of the Funds as a whole and the Funds’ strategic asset allocation to ensure compliance with the defined investment strategy executed by the Funds’ portfolio managers as a team.
The types of investments from which the Funds generate their returns are reflected on the Schedules of Investments. The financial information provided to and reviewed by the CODM is consistent with that presented in the Statements of Operations and Financial Highlights. The measures shown within these statements including net investment income (loss), total return, and ratio of expenses to average net assets are used by the CODM to assess the segments’ performance versus the Funds’ comparative benchmarks and investment objectives, and to make resource allocation decisions for the Funds’ single segment. Segment assets are reported on the Statements of Assets and Liabilities as total assets.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2025
Securities Lending. As footnoted in the Schedules of Investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the
Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the Statements of Operations.
Senior Floating Rate Interests. The Fund may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below investment grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the Fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, LIBOR, Secured Overnight Financing Rate (“SOFR”), or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the Schedule of
Investments.
In connection with the senior floating rate interests, the Fund may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Fund is obligated to fund these commitments at the Borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the Statements of Assets and Liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the Statements of Operations, as applicable. As of year end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of June 30, 2025, there were no unfunded loan commitments.
Underlying Funds. An underlying fund may experience relatively large redemptions or purchases as the investee fund periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs.
The Advisor is the advisor to Principal Funds, Inc., Principal Variable Contracts Funds, Inc. (affiliates of the Advisor) and other asset allocation programs. The Advisor is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the investee funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
As of June 30, 2025, series of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. owned the following percentages, in aggregate, of the outstanding Shares of the Funds listed below:
Fund
Total Percentage of
Outstanding Shares Owned
Principal Active High Yield ETF 13 .30%
Principal International Equity ETF 81 .22
Principal U.S. Mega-Cap ETF 66 .00
Principal U.S. Small-Cap ETF 34 .65
Principal Value ETF 64 .02
3. Operating Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2025
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the NAV of the Funds’ Shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the
U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include FNMA and Federal Home Loan
Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the
U.S. Government. FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where on the Statements of Assets and Liabilities and Statements of Operations
information about derivatives can be found:
The following table includes a summary of the monthly average outstanding notional by derivative instrument type for the year ended June 30,
2025:
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
Asset Derivatives June 30, 2025
Liability Derivatives June 30, 2025
Derivatives not accounted for as
hedging instruments Statement of Assets and Liabilities Location
Fair Value Statement of Assets and Liabilities Location Fair Value
Principal Investment Grade Corporate Active ETF
Interest Rate Contracts
Receivables, Total distributable earnings
(accumulated loss)
$ 140,056
*
Payables, Total distributable earnings
(accumulated loss)
$ 166,353
*
*
Includes cumulative unrealized appreciation (depreciation) of exchange cleared swaps and/or futures contracts as shown in the Schedules of Investments. Only the portion of the unrealized appreciation (depreciation) not yet cash settled is shown in the Statements of Assets and Liabilities as variation margin.
Derivatives not accounted for as
hedging instruments
Location of Gain or (Loss) on
Derivatives Recognized in
Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in
Statement of Operations
Net Change in Unrealized
Appreciation (Depreciation) of
Derivatives Recognized in
Statement of Operations
Principal Investment Grade Corporate Active ETF
Interest Rate Contracts
Futures contracts
$ (352,779) $ (29,930)
Contract Type Derivative Type
Average Notional
Principal Investment Grade Corporate Active ETF
Interest Rate Contracts
Futures — Long $ 7,987,174
Futures — Short $ 7,840,107
3. Operating Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2025
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain corporate bonds, senior floating rate interests, OTC derivatives, exchange cleared derivatives, mortgage- backed securities and municipal bonds.
Level 3 — Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments).
Investments which are generally included in this category include certain corporate bonds and certain common stocks.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.
Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.
The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
During the period there were no significant purchases, sales, or transfers into or out of Level 3.
The following is a summary of the inputs used as of June 30, 2025, in valuing the Funds’ securities carried at fair value:
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Active High Yield ETF
Investment Companies
*
$ 28,454,642 $ — $ — $ 28,454,642
Bonds
*
— 265,088,916 — 265,088,916
Senior Floating Rate Interests
*
— 22,504,169 — 22,504,169
U.S. Government & Government Agency Obligations
*
— 12,568,304 — 12,568,304
Total Investments in Securities $ 28,454,642 $ 300,161,389 $ — $ 328,616,031
Principal Capital Appreciation Select ETF
Common Stocks
*
22,915,918 — — 22,915,918
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2025
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Capital Appreciation Select ETF (continued)
Investment Companies
*
$ 144,389 $ — $ — $ 144,389
Total Investments in Securities $ 23,060,307 $ — $ — $ 23,060,307
Principal Focused Blue Chip ETF
Common Stocks
*
134,657,857 — — 134,657,857
Investment Companies
*
82,224 — — 82,224
Total Investments in Securities $ 134,740,081 $ — $ — $ 134,740,081
Principal International Equity ETF
Common Stocks
*
753,002,517 — — 753,002,517
Investment Companies
*
19,547,215 — — 19,547,215
Total Investments in Securities $ 772,549,732 $ — $ — $ 772,549,732
Principal Investment Grade Corporate Active ETF
Investment Companies
*
1,769,186 — — 1,769,186
Bonds
*
— 104,231,121 — 104,231,121
Total Investments in Securities $ 1,769,186 $ 104,231,121 $ — $ 106,000,307
Derivative Assets
Interest Rate Contracts
Futures
**
140,056 — — 140,056
Derivative Liabilities
Interest Rate Contracts
Futures
**
(166,353) — — (166,353)
Principal Quality ETF
Common Stocks
*
54,240,844 — — 54,240,844
Investment Companies
*
192,964 — — 192,964
Total Investments in Securities $ 54,433,808 $ — $ — $ 54,433,808
Principal Real Estate Active Opportunities ETF
Common Stocks
*
14,865,423 — — 14,865,423
Investment Companies
*
322,816 — — 322,816
Total Investments in Securities $ 15,188,239 $ — $ — $ 15,188,239
Principal Spectrum Preferred Securities Active ETF
Investment Companies
*
27,498,293 — — 27,498,293
Bonds
*
— 1,193,034,366 — 1,193,034,366
Total Investments in Securities $ 27,498,293 $ 1,193,034,366 $ — $ 1,220,532,659
Principal Spectrum Tax-Advantaged Dividend Active ETF
Investment Companies
*
1,043,349 — — 1,043,349
Preferred Stocks
*
6,945,123 — — 6,945,123
Bonds
*
— 49,774,481 — 49,774,481
Total Investments in Securities $ 7,988,472 $ 49,774,481 $ — $ 57,762,953
Principal U.S. Mega-Cap ETF
Common Stocks
*
3,247,999,201 — — 3,247,999,201
Investment Companies
*
11,783,615 — — 11,783,615
Total Investments in Securities $ 3,259,782,816 $ — $ — $ 3,259,782,816
Principal U.S. Small-Cap ETF
Common Stocks
Basic Materials 27,053,655 — — 27,053,655
Communications 36,574,365 — — 36,574,365
Consumer, Cyclical 78,944,592 — — 78,944,592
Consumer, Non-cyclical 172,338,016 — 1,932 172,339,948
Energy 28,566,175 — — 28,566,175
Financial 183,436,865 — — 183,436,865
Industrial 122,001,542 — — 122,001,542
Technology 79,643,316 — — 79,643,316
Utilities 20,582,467 — — 20,582,467
Investment Companies
*
6,551,200 — — 6,551,200
Total Investments in Securities $ 755,692,193 $ — $ 1,932 $ 755,694,125
Principal Value ETF
Common Stocks
*
222,731,426 — — 222,731,426
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2025
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Advisor computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Advisor to the sub-advisor of the Funds, which is also an affiliate of the Advisor. The management fee schedule for the Funds is as follows:
The Advisor has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, tax reclaim recovery expenses, and other extraordinary expenses) for Principal U.S. Mega-Cap ETF. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits.
The limit is expressed as a percentage of average daily net assets attributable to each Fund on an annualized basis during the reporting period. The expenses borne by the Advisor are subject to reimbursement by the Fund through the fiscal year end, provided no reimbursement will be made if it would result in the Fund exceeding the total operating expense limit. Any amount outstanding at the end of the period are shown as an expense reimbursement from Advisor or expense reimbursement to Advisor on the Statements of Assets and Liabilities. The expense limit for Principal
U.S. Mega-Cap ETF was 0.12% for the year ending June 30, 2025. It is expected that the expense limit will continue through the period ending
October 31, 2025. No other Funds had expense limitation agreements in place during the year.
Affiliated Ownership.  At June 30, 2025, Principal Financial Services, Inc. (an affiliate of the Advisor) owned Shares of the Funds as follows:
Affiliated Brokerage Commissions.  There were no Funds that paid brokerage commissions to any member of the Principal Financial Group during the year ended June 30, 2025.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Value ETF (continued)
Investment Companies
*
$ 1,106,926 $ — $ — $ 1,106,926
Total Investments in Securities $ 223,838,352 $ — $ — $ 223,838,352
*
For additional detail regarding sector and/or sub-industry classifications, please see the Schedules of Investments.
**
Exchange cleared swaps and/or futures are presented at the unrealized appreciation (depreciation) of the instrument.
Fund All Assets
Principal Active High Yield ETF 0.39%
Principal Capital Appreciation Select ETF 0.29
Principal Focused Blue Chip ETF 0.58
Principal International Equity ETF 0.48
Principal Investment Grade Corporate Active ETF 0.19
Principal Quality ETF 0.15
Principal Real Estate Active Opportunities ETF 0.60 *
Principal Spectrum Preferred Securities Active ETF 0.55
Principal Spectrum Tax-Advantaged Dividend Active ETF 0.60
Principal U.S. Mega-Cap ETF 0.15
Principal U.S. Small-Cap ETF 0.38
Principal Value ETF 0.15
*
Prior to November 1, 2024, the management fee was 0.65%.
Fund Shares
Principal Capital Appreciation Select ETF
398,247
Principal Focused Blue Chip ETF
198,099
Principal Real Estate Active Opportunities ETF
199,204
Principal Spectrum Tax-Advantaged Dividend Active ETF
2,067,332
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2025
6. Investment Transactions
For the period ended June 30, 2025, the cost of investment securities purchased and proceeds from investment securities sold (not including short-
term investments and in-kind transactions) by the Funds were as follows:
For the period ended June 30, 2025, in-kind transactions were as follows:
Unsettled in-kind purchases and sales at the end of the period are included in investment securities purchased and investment securities sold, respectively, on the Statements of Assets and Liabilities.
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2025, and June 30,
2024 was as follows:
Non-U.S. Government U.S. Government
Fund Purchases Sales Purchases Sales
Principal Active High Yield ETF $ 130,080,946 $ 116,090,164 $ 12,047,801 $ 1,579,737
Principal Capital Appreciation Select ETF 2,453,723 2,371,515 — —
Principal Focused Blue Chip ETF 25,882,409 24,135,631 — —
Principal International Equity ETF 208,203,338 85,797,538 — —
Principal Investment Grade Corporate Active ETF 92,984,761 90,673,933 2,362,680 2,203,459
Principal Quality ETF 22,044,035 22,082,143 — —
Principal Real Estate Active Opportunities ETF 4,275,753 4,224,277 — —
Principal Spectrum Preferred Securities Active ETF 243,220,643 147,491,988 — —
Principal Spectrum Tax-Advantaged Dividend Active ETF 28,759,039 6,884,149 — —
Principal U.S. Mega-Cap ETF 1,425,795,301 1,423,076,678 — —
Principal U.S. Small-Cap ETF 559,611,913 556,491,758 — —
Principal Value ETF 137,424,394 135,320,187 — —
Fund Purchases Sales
Principal Active High Yield ETF $ 100,967,089 $ 25,932,926
Principal Capital Appreciation Select ETF 21,359,374 —
Principal Focused Blue Chip ETF 88,798,594 18,034,717
Principal International Equity ETF 619,202,230 43,546,375
Principal Investment Grade Corporate Active ETF 22,476,420 —
Principal Quality ETF 11,395,610 11,678,045
Principal Real Estate Active Opportunities ETF 3,856,965 —
Principal Spectrum Preferred Securities Active ETF 188,813,140 —
Principal Spectrum Tax-Advantaged Dividend Active ETF 9,565,618 —
Principal U.S. Mega-Cap ETF 1,680,773,915 1,256,324,661
Principal U.S. Small-Cap ETF 484,157,259 385,972,747
Principal Value ETF 281,304,950 126,438,161
Ordinary Income Long-Term Capital Gain
*
Section 1250 Gain
**
Fund
Period ended
June 30,
2025
Period ended
June 30,
2024
Period ended
June 30,
2025
Period ended
June 30,
2024
Period ended
June 30,
2025
Period ended
June 30,
2024
Principal Active High Yield ETF $ 19,176,083 $ 9,781,816 $ — $ — $ — $ —
Principal Capital Appreciation Select ETF — N/A — N/A — N/A
Principal Focused Blue Chip ETF 622,084 56,457 283,240 — — —
Principal International Equity ETF 40,001 N/A — N/A — N/A
Principal Investment Grade Corporate Active ETF 4,685,959 3,265,121 — — — —
Principal Quality ETF 379,406 365,717 — — — —
Principal Real Estate Active Opportunities ETF 288,248 185,133 — — — —
Principal Spectrum Preferred Securities Active ETF 49,134,939 35,097,696 — — — —
Principal Spectrum Tax-Advantaged Dividend Active ETF 1,910,572 1,128,933 — — — —
Principal U.S. Mega-Cap ETF 26,421,098 24,799,821 — — — —
Principal U.S. Small-Cap ETF 5,264,469 3,309,240 — — — —

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2025
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of June 30, 2025, the components of distributable earnings (accumulated loss) on a federal income tax basis were:
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Fund. As of June 30, 2025, the Funds had approximate net capital loss carryforwards as follows:
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization
Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
Ordinary Income Long-Term Capital Gain
*
Section 1250 Gain
**
Fund
Period ended
June 30,
2025
Period ended
June 30,
2024
Period ended
June 30,
2025
Period ended
June 30,
2024
Period ended
June 30,
2025
Period ended
June 30,
2024
Principal Value ETF $ 2,354,544 $ 1,265,935 $ — $ — $ — $ —
*
The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
**
Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation/
(Depreciation)
Late Year
Ordinary and
Post October
Capital Loss
Deferrals
Capital Loss
Carryforward
Other
Temporary
Differences
*
Principal Active High Yield ETF $ 2,160,408 $ — $ 1,024,276 $ — $ (18,946,848) $ 11,964
Principal Capital Appreciation Select ETF 33,154 — 1,693,334 — (218,954) —
Principal Focused Blue Chip ETF — — 15,801,079 (30,487) — —
Principal International Equity ETF 11,683,603 — 54,742,685 — (5,672,510) —
Principal Investment Grade Corporate Active ETF 449,647 — 931,030 — (20,357,550) —
Principal Quality ETF 65,858 — 8,314,601 — (11,514,018) —
Principal Real Estate Active Opportunities ETF 102,309 — 779,655 — (68,776) —
Principal Spectrum Preferred Securities Active ETF 4,930,011 — 50,624,094 — (22,222,547) 1,740,314
Principal Spectrum Tax-Advantaged Dividend Active ETF 264,206 — 1,064,301 — (1,345,091) 33,598
Principal U.S. Mega-Cap ETF 7,619,476 — 583,602,390 — (144,561,865) —
Principal U.S. Small-Cap ETF 1,501,120 — 48,055,402 — (186,005,618) —
Principal Value ETF 1,570,825 — 2,298,680 — (40,713,852) —
*
Represents book-to-tax accounting differences.
Fund
No Expiration
Short-Term
No Expiration
Long-Term Total
Annual
Limitations
*
Principal Active High Yield ETF $ 8,805,694 $ 10,141,154 $ 18,946,848 $ 6,296,672
**
Principal Capital Appreciation Select ETF 218,954 — 218,954 —
Principal International Equity ETF 5,672,510 — 5,672,510 —
Principal Investment Grade Corporate Active ETF 7,123,780 13,233,770 20,357,550 473,238
Principal Quality ETF 9,663,668 1,850,350 11,514,018 —
Principal Real Estate Active Opportunities ETF 68,776 — 68,776 —
Principal Spectrum Preferred Securities Active ETF 4,750,220 17,472,327 22,222,547 —
Principal Spectrum Tax-Advantaged Dividend Active ETF 361,173 983,918 1,345,091 —
Principal U.S. Mega-Cap ETF 144,561,865 — 144,561,865 —
Principal U.S. Small-Cap ETF 155,217,407 30,788,211 186,005,618 27,170,662
Principal Value ETF 39,403,708 1,310,144 40,713,852 2,766,544
*
In accordance with IRC Sections 381-384, a portion of certain Funds’ losses have been subjected to an annual limitation.
**
Certain losses are subject to an annual limit of $1,874,152 and certain losses are subject to an additional limit of $6,296,672.
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2025
For the year ended June 30, 2025, the Funds utilized capital loss carryforwards as follows:
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.
For the taxable year ended June 30, 2025, the Funds intend to defer late-year capital and ordinary losses as follows:
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income and net realized gains on investments or from tax return of capital depending on the type of book and tax differences that exist. For the period ended June 30, 2025, the Funds recorded reclassifications as follows:
Federal Income Tax Basis. As of June 30, 2025, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each Fund were as follows:
Fund
Short-Term
Utilized
Long-Term
Utilized
Principal Real Estate Active Opportunities ETF $ — $ 156,606
Principal Spectrum Preferred Securities Active ETF 569,081 —
Principal Spectrum Tax-Advantaged Dividend Active ETF 43,563 —
Principal U.S. Mega-Cap ETF 17,691,260 12,328,723
Principal U.S. Small-Cap ETF — 12,618,434
Principal Value ETF 131,040 1,468,058
Fund Late Year Ordinary Loss Post October Capital Loss
Principal Focused Blue Chip ETF $ 7,846 $ 22,641
Fund
Total
Distributable Earnings
(Accumulated Loss) Paid In Capital
Principal Active High Yield ETF $ (780,477) $ 780,477
Principal Focused Blue Chip ETF (4,692,356) 4,692,356
Principal International Equity ETF (6,052,478) 6,052,478
Principal Investment Grade Corporate Active ETF (2,275) 2,275
Principal Quality ETF (831,994) 831,994
Principal Real Estate Active Opportunities ETF (86) 86
Principal Spectrum Preferred Securities Active ETF (337,917) 337,917
Principal Spectrum Tax-Advantaged Dividend Active ETF (87,825) 87,825
Principal U.S. Mega-Cap ETF (457,651,512) 457,651,512
Principal U.S. Small-Cap ETF (89,496,277) 89,496,277
Principal Value ETF (14,531,633) 14,531,633
Fund
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
Cost for Federal
Income Tax Purposes
Principal Active High Yield ETF $ 4,700,111 $ (3,675,835) $ 1,024,276 $ 327,591,755
Principal Capital Appreciation Select ETF 2,026,388 (333,054) 1,693,334 21,366,973
Principal Focused Blue Chip ETF 18,157,507 (2,356,428) 15,801,079 118,939,002
Principal International Equity ETF 81,367,118 (26,624,433) 54,742,685 717,807,047
Principal Investment Grade Corporate Active ETF 1,548,589 (617,559) 931,030 105,069,277
Principal Quality ETF 9,298,888 (984,287) 8,314,601 46,119,207
Principal Real Estate Active Opportunities ETF 1,315,248 (535,593) 779,655 14,408,584
Principal Spectrum Preferred Securities Active ETF 55,431,505 (4,807,411) 50,624,094 1,169,908,565
Principal Spectrum Tax-Advantaged Dividend Active ETF 1,753,162 (688,862) 1,064,300 56,698,653
Principal U.S. Mega-Cap ETF 633,754,064 (50,151,674) 583,602,390 2,676,180,426
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2025
8. Subsequent Events
Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.
Fund
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
Cost for Federal
Income Tax Purposes
Principal U.S. Small-Cap ETF $ 98,914,990 $ (50,859,588) $ 48,055,402 $ 707,638,723
Principal Value ETF 13,702,142 (11,403,462) 2,298,680 221,539,672
7. Federal Tax Information (continued)

Schedule of Investments
Principal Active High Yield ETF
June 30, 2025
See accompanying notes.
INVESTMENT COMPANIES - 8 .96 % Shares Held Value
Money Market Funds - 8 .96% - —
Principal Government Money Market Fund,
Class R-6 4.21%
(a),(b),(c)
14,446,840 $ 14,446,840
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.27%
(a)
14,007,802 14,007,802
TOTAL INVESTMENT COMPANIES a $ 28,454,642
BONDS - 83 .43%
Principal
Amount Value
Aerospace & Defense - 1 .39% — —
Bombardier, Inc.
7.00%, 06/01/2032
(d)
$ 95,000 $ 98,932
7.25%, 07/01/2031
(d)
578,000 606,727
7.50%, 02/01/2029
(d),(e)
1,555,000 1,632,685
8.75%, 11/15/2030
(d)
1,918,000 2,076,386
$ 4,414,730
Airlines - 0 .21%
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(d),(e)
546,000 521,512
United Airlines Pass-Through Trust , Class B
3.65%, 07/07/2027 136,559 135,015
$ 656,527
Banks - 2 .85%
Barclays PLC
(5 yr. USD Secured Overnight Financing Rate
ICE Swap Rate + 3.69%),
7.63%, 03/15/2035
(f),(g),(h)
1,560,000 1,566,697
(5-year Treasury Constant Maturity Rate +
5.43%),
8.00%, 03/15/2029
(f),(g)
2,688,000 2,819,516
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate +
2.15%),
6.50%, 04/01/2030
(f),(g)
4,533,000 4,681,564
$ 9,067,777
Building Materials - 3 .53%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(d)
4,194,000 4,448,963
Quikrete Holdings, Inc.
6.38%, 03/01/2032
(d)
1,257,000 1,292,598
6.75%, 03/01/2033
(d)
889,000 917,293
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(d)
4,576,000 4,564,838
$ 11,223,692
Chemicals - 4 .59%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(d)
2,948,000 2,527,226
12.00%, 02/15/2031
(d),(e)
1,540,000 1,510,489
Kobe U.S. Midco 2, Inc.
9.25%, PIK 10.00%, 11/01/2026
(d),(i)
2,653,414 2,374,805
Olympus Water U.S. Holding Corp.
6.25%, 10/01/2029
(d),(e)
4,935,000 4,708,819
Vibrantz Technologies, Inc.
9.00%, 02/15/2030
(d),(e)
5,129,000 3,455,395
$ 14,576,734
Commercial Services - 5 .01%
EquipmentShare.com, Inc.
8.00%, 03/15/2033
(d)
3,845,000 4,028,003
Garda World Security Corp.
6.00%, 06/01/2029
(d)
2,154,000 2,102,421
8.38%, 11/15/2032
(d)
2,713,000 2,786,818
Veritiv Operating Co.
10.50%, 11/30/2030
(d)
2,904,000 3,143,565
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026
(d)
3,875,000 3,861,036
$ 15,921,843
Computers - 3 .62%
McAfee Corp.
7.38%, 02/15/2030
(d)
4,977,000 4,700,198
NCR Atleos Corp.
9.50%, 04/01/2029
(d)
2,669,000 2,923,523
BONDS (continued)
Principal
Amount Value
Computers (continued)
Seagate Data Storage Technology
5.75%, 12/01/2034
(d)
$ 1,387,000 $ 1,364,148
9.63%, 12/01/2032
(d)
2,236,699 2,521,809
$ 11,509,678
Diversified Financial Services - 8 .76%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
(5-year Treasury Constant Maturity Rate +
2.72%),
6.95%, 03/10/2055
(g)
2,518,000 2,616,679
Credit Acceptance Corp.
9.25%, 12/15/2028
(d)
4,224,000 4,471,704
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031
(d)
4,515,000 4,653,982
Global Aircraft Leasing Co. Ltd.
8.75%, 09/01/2027
(d)
4,565,000 4,679,632
Jane Street Group/JSG Finance, Inc.
6.75%, 05/01/2033
(d)
2,090,000 2,148,950
OneMain Finance Corp.
3.50%, 01/15/2027 327,000 320,136
4.00%, 09/15/2030 4,165,000 3,843,185
6.63%, 01/15/2028 638,000 658,849
Rfna LP
7.88%, 02/15/2030
(d)
1,116,000 1,141,992
TrueNoord Capital DAC
8.75%, 03/01/2030
(d)
3,174,000 3,295,764
$ 27,830,873
Electric - 6 .95%
California Buyer Ltd./Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(d)
4,766,000 4,773,768
Clearway Energy Operating LLC
3.75%, 02/15/2031
(d)
5,299,000 4,865,637
GenOn Energy, Inc.
0.00%, 10/15/2020
(j),(k),(l)
3,100,000 —
Lightning Power LLC
7.25%, 08/15/2032
(d)
4,386,000 4,616,049
NRG Energy, Inc.
3.63%, 02/15/2031
(d)
2,515,000 2,314,566
3.88%, 02/15/2032
(d)
308,000 282,843
(5-year Treasury Constant Maturity Rate +
5.92%),
10.25%, 03/15/2028
(d),(f),(g)
617,000 685,136
Vistra Corp.
(5-year Treasury Constant Maturity Rate +
5.74%),
7.00%, 12/15/2026
(d),(f),(g)
1,867,000 1,889,466
Vistra Operations Co. LLC
4.38%, 05/01/2029
(d)
2,721,000 2,651,909
$ 22,079,374
Entertainment - 4 .56%
Caesars Entertainment, Inc.
6.50%, 02/15/2032
(d)
3,841,000 3,941,311
CCM Merger, Inc.
6.38%, 05/01/2026
(d)
4,154,000 4,155,387
Cinemark USA, Inc.
5.25%, 07/15/2028
(d)
3,311,000 3,295,312
7.00%, 08/01/2032
(d)
1,309,000 1,358,958
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
7.13%, 02/15/2031
(d)
1,637,000 1,745,797
$ 14,496,765
Food - 1 .67%
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029
(d)
3,823,000 3,983,803
Fiesta Purchaser, Inc.
7.88%, 03/01/2031
(d)
1,258,000 1,334,996
$ 5,318,799

Schedule of Investments
Principal Active High Yield ETF
June 30, 2025
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Forest Products & Paper - 0 .66%
Mercer International, Inc.
5.13%, 02/01/2029 $ 1,334,000 $ 1,088,148
12.88%, 10/01/2028
(d)
989,000 1,003,107
$ 2,091,255
Healthcare - Services - 2 .85%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029
(d)
5,032,000 4,881,356
LifePoint Health, Inc.
8.38%, 02/15/2032
(d)
1,565,000 1,667,576
Star Parent, Inc.
9.00%, 10/01/2030
(d)
2,377,000 2,500,173
$ 9,049,105
Home Builders - 0 .97%
Adams Homes, Inc.
9.25%, 10/15/2028
(d)
2,974,000 3,065,537
Household Products & Wares - 0 .29%
Kronos Acquisition Holdings, Inc.
10.75%, 06/30/2032
(d),(e)
1,283,000 932,162
Investment Companies - 1 .42%
Icahn Enterprises LP/Icahn Enterprises Finance
Corp.
4.38%, 02/01/2029 5,373,000 4,516,425
Iron & Steel - 1 .05%
TMS International Corp.
6.25%, 04/15/2029
(d)
3,518,000 3,344,976
Lodging - 0 .48%
Wynn Macau Ltd.
5.63%, 08/26/2028
(d)
1,563,000 1,536,568
Machinery - Diversified - 1 .20%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(d)
3,608,000 3,808,352
Media - 4 .39%
CSC Holdings LLC
4.50%, 11/15/2031
(d)
3,264,000 2,296,827
Directv Financing LLC
8.88%, 02/01/2030
(d)
653,000 640,325
Directv Financing LLC/Directv Financing Co-
Obligor, Inc.
5.88%, 08/15/2027
(d)
2,870,000 2,860,633
10.00%, 02/15/2031
(d)
2,132,000 2,069,795
DISH DBS Corp.
5.25%, 12/01/2026
(d)
284 258
DISH Network Corp.
11.75%, 11/15/2027
(d)
2,117,000 2,182,259
iHeartCommunications, Inc.
4.75%, 01/15/2028
(d)
693,000 557,657
Sinclair Television Group, Inc.
8.13%, 02/15/2033
(d)
3,316,000 3,349,878
$ 13,957,632
Mining - 1 .50%
Taseko Mines Ltd.
8.25%, 05/01/2030
(d)
4,554,000 4,767,483
Oil & Gas - 4 .32%
Aethon United BR LP/Aethon United Finance
Corp.
7.50%, 10/01/2029
(d)
4,543,000 4,765,307
Crescent Energy Finance LLC
8.38%, 01/15/2034
(d),(m)
2,723,000 2,724,700
Hilcorp Energy I LP/Hilcorp Finance Co.
7.25%, 02/15/2035
(d)
1,610,000 1,574,341
Matador Resources Co.
6.25%, 04/15/2033
(d)
4,701,000 4,666,246
$ 13,730,594
Packaging & Containers - 2 .19%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029
(d)
350,000 355,070
6.75%, 04/15/2032
(d)
2,424,000 2,487,676
6.88%, 01/15/2030
(d)
105,000 107,339
8.75%, 04/15/2030
(d)
1,309,000 1,338,876
BONDS (continued)
Principal
Amount Value
Packaging & Containers (continued)
LABL, Inc.
5.88%, 11/01/2028
(d)
$ 1,199,000 $ 1,048,479
8.63%, 10/01/2031
(d)
894,000 764,699
9.50%, 11/01/2028
(d)
911,000 842,108
$ 6,944,247
Pharmaceuticals - 3 .32%
1261229 BC Ltd.
10.00%, 04/15/2032
(d)
2,995,000 3,021,266
Endo Finance Holdings, Inc.
8.50%, 04/15/2031
(d),(e)
3,298,000 3,491,124
Jazz Securities DAC
4.38%, 01/15/2029
(d)
4,184,000 4,041,396
$ 10,553,786
Pipelines - 4 .47%
Antero Midstream Partners LP/Antero
Midstream Finance Corp.
6.63%, 02/01/2032
(d)
3,027,000 3,126,437
Hess Midstream Operations LP
4.25%, 02/15/2030
(d)
6,631,000 6,375,526
Venture Global LNG, Inc.
7.00%, 01/15/2030
(d)
8,000 8,087
8.38%, 06/01/2031
(d)
290,000 301,205
9.50%, 02/01/2029
(d)
4,030,000 4,390,193
$ 14,201,448
REITs - 3 .46%
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/2029
(d)
904,000 961,597
CBL & Associates LP
0.00%, 12/15/2026
(j),(k),(l)
6,000,000 —
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp.
4.75%, 06/15/2029
(d)
5,600,000 5,452,669
7.00%, 07/15/2031
(d)
65,000 67,970
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL
Capital LLC
6.00%, 01/15/2030
(d)
3,945,000 3,695,678
Uniti Group LP/Uniti Group Finance 2019, Inc./
CSL Capital LLC
8.63%, 06/15/2032
(d)
807,000 815,190
$ 10,993,104
Retail - 4 .23%
Bath & Body Works, Inc.
5.25%, 02/01/2028 344,000 345,607
6.63%, 10/01/2030
(d)
567,000 584,378
6.75%, 07/01/2036 797,000 810,209
Carvana Co.
11.00%, PIK 13.00%, 06/01/2030
(d),(i)
4,424,000 4,651,165
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.
4.63%, 01/15/2029
(d)
1,877,000 1,797,822
6.75%, 01/15/2030
(d)
996,000 919,110
Park River Holdings, Inc.
5.63%, 02/01/2029
(d)
1,575,000 1,275,610
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/2029
(d),(e)
2,920,000 3,059,240
$ 13,443,141
Software - 0 .95%
Cloud Software Group, Inc.
9.00%, 09/30/2029
(d)
2,898,000 3,003,851
Telecommunications - 1 .80%
Connect Finco SARL/Connect U.S. Finco LLC
9.00%, 09/15/2029
(d)
3,573,000 3,591,322
EchoStar Corp.
10.75%, 11/30/2029 1,738,319 1,790,469
Zayo Group Holdings, Inc.
4.00%, 03/01/2027
(d)
351,000 329,159
$ 5,710,950

Schedule of Investments
Principal Active High Yield ETF
June 30, 2025
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Transportation - 0 .74%
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/2032
(d)
$ 2,240,000 $ 2,341,508
TOTAL BONDS a $ 265,088,916
SENIOR FLOATING RATE INTERESTS
- 7 .08%
Principal
Amount Value
Airlines - 0 .90% – —
American Airlines, Inc., 2025 Term Loan
(3-month Term Secured Overnight Financing
Rate + 2.25%),
6.52%, 04/20/2028 $ 1,916,688 $ 1,902,006
United Airlines, Inc., 2024 1st Lien Term Loan B
(3-month Term Secured Overnight Financing
Rate + 2.00%),
6.28%, 02/22/2031 950,752 951,151
$ 2,853,157
Building Materials - 1 .05%
MI Windows & Doors LLC, 2024 Term Loan B2
(1-month Term Secured Overnight Financing
Rate + 3.00%),
7.33%, 03/28/2031 2,497,318 2,500,290
Quikrete Holdings, Inc., 2025 Term Loan B
(1-month Term Secured Overnight Financing
Rate + 2.25%),
6.58%, 02/10/2032 847,875 846,391
$ 3,346,681
Commercial Services - 0 .60%
Albion Financing 3 SARL, 2025 USD Term
Loan B
(3-month Term Secured Overnight Financing
Rate + 3.00%),
7.32%, 08/16/2029 1,621,850 1,622,872
Veritiv Corp., Term Loan B
(3-month Term Secured Overnight Financing
Rate + 4.00%),
8.30%, 11/30/2030 303,471 304,306
$ 1,927,178
Food - 0 .86%
Fiesta Purchaser, Inc., 2024 Term Loan B
(1-month Term Secured Overnight Financing
Rate + 3.25%),
7.58%, 02/12/2031 2,727,502 2,732,657
Forest Products & Paper - 0 .12%
Spectrum Group Buyer, Inc., 2022 Term Loan B
(3-month Term Secured Overnight Financing
Rate + 6.50%),
10.78%, 05/19/2028 458,034 374,062
Healthcare - Services - 0 .76%
LifePoint Health, Inc., 2024 1st Lien Term Loan
B
(3-month Term Secured Overnight Financing
Rate + 3.75%),
8.01%, 05/19/2031 2,448,357 2,419,663
Household Products & Wares - 0 .30%
Kronos Acquisition Holdings, Inc., 2024 Term
Loan
(3-month Term Secured Overnight Financing
Rate + 4.00%),
8.30%, 07/08/2031 1,057,013 943,119
Media - 0 .35%
iHeartCommunications, Inc., 2024 Term Loan
(1-month Term Secured Overnight Financing
Rate + 5.78%),
10.22%, 05/01/2029 1,358,175 1,103,517
Mining - 1 .19%
Arsenal AIC Parent LLC, 2025 Term Loan B
(1-month Term Secured Overnight Financing
Rate + 2.75%),
7.08%, 08/19/2030 3,797,307 3,788,763
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount Value
Pharmaceuticals - 0 .30%
Endo Luxembourg Finance Co. I SARL, 2024
1st Lien Term Loan
(1-month Term Secured Overnight Financing
Rate + 4.00%),
8.33%, 04/23/2031 $ 957,763 $ 955,608
Telecommunications - 0 .65%
Zayo Group Holdings, Inc., USD Term Loan
(1-month Term Secured Overnight Financing
Rate + 3.00%),
7.44%, 03/09/2027 2,170,000 2,059,764
TOTAL SENIOR FLOATING RATE
INTERESTS a $ 22,504,169
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 3 .96%
Principal
Amount Value
U.S. Treasury Notes - 3 .96% – –
3.88%, 04/30/2030 $ 12,519,400 $ 12,568,304
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS a $ 12,568,304
Total Investments
103.43%
$ 328,616,031
Other Assets and Liabilities - (3.43%) (10,895,550)
TOTAL NET ASSETS - 100.00% $ 317,720,481
(a)
1-day yield shown as of period end.
(b)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $14,446,840 or 4.55% of net assets.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $239,896,417 or 75.51% of net assets.
(e)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $14,097,591 or 4.44% of net assets.
(f)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h)
Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,566,697 or 0.49% of net assets.
(i)
Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(j)
Security is defaulted.
(k)
Non-income producing security.
(l)
The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(m)
Securities purchased on a when-issued basis.

Schedule of Investments
Principal Active High Yield ETF
June 30, 2025
See accompanying notes.
Affiliated Securities
June 30, 2024
Value
Purchases
Cost
Sales
Proceeds
June 30, 2025
Value
Principal Government Money Market Fund, Class R-6 4.21% $ 7,350,220 $ 112,956,873 $ 105,860,253 $ 14,446,840
$ 7,350,220 $ 112,956,873 $ 105,860,253 $ 14,446,840
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.21% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Select ETF
June 30, 2025
See accompanying notes.
COMMON STOCKS - 99 .36 % Shares Held Value
Aerospace & Defense - 0 .97% - —
Boeing Co.
(a)
1,067 $ 223,568
Apparel - 0 .94%
Deckers Outdoor Corp.
(a)
2,100 216,447
Auto Manufacturers - 0 .70%
Tesla, Inc.
(a)
508 161,371
Banks - 3 .47%
JPMorgan Chase & Co. 2,760 800,152
Building Materials - 0 .86%
CRH PLC 2,150 197,370
Chemicals - 1 .77%
Linde PLC 869 407,717
Commercial Services - 1 .17%
Service Corp. International 3,306 269,108
Computers - 4 .55%
Apple, Inc. 5,117 1,049,855
Cosmetics & Personal Care - 1 .26%
Procter & Gamble Co. 1,830 291,556
Diversified Financial Services - 5 .84%
Nasdaq, Inc. 6,096 545,104
Visa, Inc., Class A 2,260 802,413
$ 1,347,517
Electric - 2 .39%
Constellation Energy Corp. 1,711 552,242
Electrical Components & Equipment - 1 .51%
Eaton Corp. PLC 974 347,708
Environmental Control - 2 .66%
Republic Services, Inc. 2,485 612,826
Healthcare - Products - 0 .90%
Thermo Fisher Scientific, Inc. 514 208,406
Healthcare - Services - 2 .48%
Chemed Corp. 426 207,432
HCA Healthcare, Inc. 688 263,573
UnitedHealth Group, Inc. 324 101,078
$ 572,083
Insurance - 3 .44%
Berkshire Hathaway, Inc., Class B
(a)
807 392,017
Progressive Corp. 1,505 401,624
$ 793,641
Internet - 13 .23%
Alphabet, Inc., Class A 4,416 778,232
Amazon.com, Inc.
(a)
3,722 816,570
Meta Platforms, Inc., Class A 1,012 746,947
Netflix, Inc.
(a)
206 275,861
Palo Alto Networks, Inc.
(a)
2,118 433,427
$ 3,051,037
Mining - 0 .60%
Cameco Corp. 1,856 137,771
Miscellaneous Manufacturers - 1 .43%
Parker-Hannifin Corp. 473 330,376
Oil & Gas - 3 .76%
Exxon Mobil Corp. 4,859 523,800
Marathon Petroleum Corp. 1,531 254,315
Permian Resources Corp. 6,497 88,489
$ 866,604
Pharmaceuticals - 6 .40%
AbbVie, Inc. 1,548 287,340
Eli Lilly & Co. 337 262,702
McKesson Corp. 817 598,681
Novartis AG, ADR 2,709 327,816
$ 1,476,539
REITs - 2 .31%
Equinix, Inc. 448 356,371
Extra Space Storage, Inc. 1,198 176,633
$ 533,004
Retail - 7 .09%
Casey's General Stores, Inc. 1,151 587,321
Costco Wholesale Corp. 342 338,560
O'Reilly Automotive, Inc.
(a)
2,454 221,179
TJX Cos., Inc. 3,958 488,773
$ 1,635,833
COMMON STOCKS (continued) Shares Held Value
Semiconductors - 12 .77%
Broadcom, Inc. 2,563 $ 706,491
Lam Research Corp. 6,503 633,002
NVIDIA Corp. 10,158 1,604,862
$ 2,944,355
Software - 12 .67%
Broadridge Financial Solutions, Inc. 2,709 658,368
Microsoft Corp. 3,227 1,605,142
Salesforce, Inc. 1,252 341,408
ServiceNow, Inc.
(a)
308 316,649
$ 2,921,567
Telecommunications - 3 .02%
Motorola Solutions, Inc. 953 400,699
T-Mobile U.S., Inc. 1,247 297,110
$ 697,809
Water - 1 .17%
American Water Works Co., Inc. 1,937 269,456
TOTAL COMMON STOCKS a $ 22,915,918
INVESTMENT COMPANIES - 0 .63 % Shares Held Value
Money Market Funds - 0 .63% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.27%
(b)
144,389 $ 144,389
TOTAL INVESTMENT COMPANIES a $ 144,389
Total Investments
99.99%
$ 23,060,307
Other Assets and Liabilities - 0.01% 1,636
TOTAL NET ASSETS - 100.00% $ 23,061,943
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal Focused Blue Chip ETF
June 30, 2025
See accompanying notes.
COMMON STOCKS - 99 .98 % Shares Held Value
Aerospace & Defense - 4 .87% - —
TransDigm Group, Inc. 4,312 $ 6,557,000
Distribution & Wholesale - 1 .85%
Copart, Inc.
(a)
50,710 2,488,340
Diversified Financial Services - 12 .39%
Charles Schwab Corp. 44,371 4,048,410
Mastercard, Inc., Class A 11,262 6,328,569
Visa, Inc., Class A 17,782 6,313,499
$ 16,690,478
Electronics - 0 .00%
Amphenol Corp., Class A 23 2,271
Healthcare - Products - 4 .55%
Danaher Corp. 20,251 4,000,383
Thermo Fisher Scientific, Inc. 5,251 2,129,070
$ 6,129,453
Insurance - 3 .92%
Progressive Corp. 19,764 5,274,221
Internet - 30 .46%
Airbnb, Inc., Class A
(a)
24,636 3,260,328
Alphabet, Inc., Class C 42,161 7,478,940
Amazon.com, Inc.
(a)
78,202 17,156,737
Meta Platforms, Inc., Class A 7,175 5,295,796
Netflix, Inc.
(a)
5,848 7,831,232
$ 41,023,033
Lodging - 3 .34%
Hilton Worldwide Holdings, Inc. 16,877 4,495,020
Pharmaceuticals - 2 .15%
Zoetis, Inc. 18,577 2,897,083
Private Equity - 8 .17%
Brookfield Corp. 177,869 11,001,198
Real Estate - 2 .19%
CoStar Group, Inc.
(a)
36,666 2,947,946
Retail - 2 .49%
O'Reilly Automotive, Inc.
(a)
37,263 3,358,514
Semiconductors - 3 .00%
Broadcom, Inc. 14,676 4,045,439
Software - 20 .60%
Cadence Design Systems, Inc.
(a)
14,184 4,370,800
Microsoft Corp. 40,682 20,235,634
Roper Technologies, Inc. 5,542 3,141,427
$ 27,747,861
TOTAL COMMON STOCKS a $ 134,657,857
INVESTMENT COMPANIES - 0 .06 % Shares Held Value
Money Market Funds - 0 .06% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.27%
(b)
82,224 $ 82,224
TOTAL INVESTMENT COMPANIES a $ 82,224
Total Investments
100.04%
$ 134,740,081
Other Assets and Liabilities - (0.04%) (51,440)
TOTAL NET ASSETS - 100.00% $ 134,688,641
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.
Affiliated Securities
June 30, 2024
Value
Purchases
Cost
Sales
Proceeds
June 30, 2025
Value
Principal Government Money Market Fund, Class R-6 4.21% $ — $ 3,029,171 $ 3,029,171 $ —
$ — $ 3,029,171 $ 3,029,171 $ —
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.21% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal International Equity ETF
June 30, 2025
See accompanying notes.
COMMON STOCKS - 97 .72 % Shares Held Value
Aerospace & Defense - 7 .88% - —
Airbus SE 140,789 $ 29,397,241
BAE Systems PLC 1,211,062 31,360,494
$ 60,757,735
Apparel - 3 .20%
PRADA SpA 2,341,900 14,528,823
Samsonite Group SA
(a)
5,431,200 10,101,404
$ 24,630,227
Auto Manufacturers - 2 .66%
Toyota Motor Corp. 1,185,800 20,528,450
Banks - 11 .14%
AIB Group PLC 4,002,115 32,929,343
Erste Group Bank AG 335,988 28,614,698
National Bank of Greece SA 1,905,510 24,308,983
$ 85,853,024
Biotechnology - 0 .00%
Zai Lab Ltd., ADR
(b)
22 769
Building Materials - 2 .41%
CRH PLC 201,762 18,588,786
Cosmetics & Personal Care - 4 .97%
Haleon PLC 3,034,881 15,596,862
Unilever PLC 373,420 22,681,437
$ 38,278,299
Engineering & Construction - 1 .15%
Technip Energies NV 211,227 8,892,647
Entertainment - 2 .86%
Entain PLC 1,780,414 22,019,401
Healthcare - Products - 3 .56%
Smith & Nephew PLC 1,794,551 27,416,416
Insurance - 9 .90%
AIA Group Ltd. 2,566,600 23,017,808
Hannover Rueck SE 95,995 30,214,273
Sompo Holdings, Inc. 763,800 23,045,804
$ 76,277,885
Internet - 6 .13%
JD.com, Inc., ADR 213,401 6,965,409
JD.com, Inc., Class A 1,132,938 18,459,069
Tencent Holdings Ltd., ADR 122,174 7,880,223
Tencent Holdings Ltd. 217,373 13,928,575
$ 47,233,276
Machinery - Construction & Mining - 2 .42%
Weir Group PLC 544,682 18,616,674
Mining - 2 .20%
Teck Resources Ltd., Class B 419,812 16,977,453
Oil & Gas - 3 .50%
Suncor Energy, Inc. 720,263 26,980,441
Pharmaceuticals - 6 .66%
AstraZeneca PLC 185,930 25,827,935
Sanofi SA 262,858 25,454,991
$ 51,282,926
Retail - 4 .16%
Dollarama, Inc. 158,258 22,298,485
Yum China Holdings, Inc. 217,900 9,754,210
$ 32,052,695
Semiconductors - 11 .84%
ASML Holding NV 40,720 32,501,864
Samsung Electronics Co. Ltd. 666,625 29,537,770
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR 128,909 29,196,599
$ 91,236,233
Software - 2 .10%
Nemetschek SE 111,577 16,166,161
Telecommunications - 4 .70%
Deutsche Telekom AG 993,113 36,229,886
Toys, Games & Hobbies - 4 .28%
Nintendo Co. Ltd. 342,200 32,983,133
TOTAL COMMON STOCKS a $ 753,002,517
INVESTMENT COMPANIES - 2 .54 % Shares Held Value
Money Market Funds - 2 .54% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.27%
(c)
19,547,215 $ 19,547,215
INVESTMENT COMPANIES (continued) Shares Held Value
Money Market Funds (continued)
TOTAL INVESTMENT COMPANIES a $ 19,547,215
Total Investments
100.26%
$ 772,549,732
Other Assets and Liabilities - (0.26%) (1,988,009)
TOTAL NET ASSETS - 100.00% $ 770,561,723
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,101,404 or 1.31% of net assets.
(b)
Non-income producing security.
(c)
1-day yield shown as of period end.

Schedule of Investments
Principal International Equity ETF
June 30, 2025
See accompanying notes.
Affiliated Securities
June 30, 2024
Value
Purchases
Cost
Sales
Proceeds
June 30, 2025
Value
Principal Government Money Market Fund, Class R-6 4.21% $ — $ 211,875 $ 211,875 $ —
$ — $ 211,875 $ 211,875 $ —
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.21% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
June 30, 2025
See accompanying notes.
INVESTMENT COMPANIES - 1 .67 % Shares Held Value
Money Market Funds - 1 .67% - —
Principal Government Money Market Fund,
Class R-6 4.21%
(a),(b),(c)
562,295 $ 562,295
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.27%
(a)
1,206,891 1,206,891
TOTAL INVESTMENT COMPANIES a $ 1,769,186
BONDS - 98 .59%
Principal
Amount Value
Aerospace & Defense - 3 .65% — —
Boeing Co.
2.20%, 02/04/2026 $ 682,000 $ 671,356
5.15%, 05/01/2030 254,000 258,597
5.81%, 05/01/2050 926,000 888,035
Northrop Grumman Corp.
4.95%, 03/15/2053 194,000 174,371
5.25%, 07/15/2035 321,000 327,537
RTX Corp.
3.03%, 03/15/2052 683,000 438,120
6.10%, 03/15/2034 526,000 568,664
6.40%, 03/15/2054 490,000 537,105
$ 3,863,785
Agriculture - 2 .40%
BAT Capital Corp.
4.54%, 08/15/2047 505,000 407,950
4.76%, 09/06/2049 697,000 574,605
5.83%, 02/20/2031 281,000 295,696
JBS USA LUX SARL/JBS USA Food Co./JBS
USA Foods Group
5.95%, 04/20/2035
(d)
413,000 427,860
Philip Morris International, Inc.
4.38%, 04/30/2030 403,000 402,025
4.88%, 04/30/2035 438,000 432,116
$ 2,540,252
Airlines - 2 .90%
AS Mileage Plan IP Ltd.
5.02%, 10/20/2029
(d)
741,000 733,258
5.31%, 10/20/2031
(d)
382,000 375,814
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028
(d)
1,374,664 1,377,852
United Airlines Pass-Through Trust , Class A
5.88%, 08/15/2038 583,874 581,156
$ 3,068,080
Auto Manufacturers - 1 .73%
Ford Motor Credit Co. LLC
5.80%, 03/08/2029 510,000 511,065
6.13%, 03/08/2034 285,000 277,434
Hyundai Capital America
5.30%, 06/24/2029
(d)
284,000 289,185
6.50%, 01/16/2029
(d)
710,000 748,298
$ 1,825,982
Banks - 26 .50%
AIB Group PLC
(6-month Secured Overnight Financing Rate
+ 1.65%),
5.32%, 05/15/2031
(d),(e)
510,000 518,946
(6-month Secured Overnight Financing Rate
+ 1.91%),
5.87%, 03/28/2035
(d),(e)
587,000 605,334
Bank of America Corp.
(6-month Secured Overnight Financing Rate
+ 1.32%),
2.69%, 04/22/2032
(e)
2,646,000 2,374,586
Barclays PLC
(6-month Secured Overnight Financing Rate
+ 1.91%),
5.34%, 09/10/2035
(e)
442,000 438,682
BPCE SA
(6-month Secured Overnight Financing Rate
+ 1.58%),
5.39%, 05/28/2031
(d),(e)
254,000 258,634
BONDS (continued)
Principal
Amount Value
Banks (continued)
BPCE SA (continued)
(6-month Secured Overnight Financing Rate
+ 2.04%),
6.29%, 01/14/2036
(d),(e)
$ 566,000 $ 594,399
Cooperatieve Rabobank UA
(1-year Treasury Constant Maturity Rate +
0.92%),
4.99%, 05/27/2031
(d),(e)
254,000 257,547
Danske Bank AS
(1-year Treasury Constant Maturity Rate +
1.10%),
4.61%, 10/02/2030
(d),(e)
324,000 322,676
(1-year Treasury Constant Maturity Rate +
0.93%),
5.02%, 03/04/2031
(d),(e)
470,000 475,327
Deutsche Bank AG
(6-month Secured Overnight Financing Rate
+ 1.72%),
5.30%, 05/09/2031
(e)
331,000 336,171
(6-month Secured Overnight Financing Rate
+ 1.59%),
5.71%, 02/08/2028
(e)
413,000 419,784
Goldman Sachs Group, Inc.
(6-month Secured Overnight Financing Rate
+ 1.42%),
5.02%, 10/23/2035
(e)
725,000 716,230
(6-month Secured Overnight Financing Rate
+ 1.58%),
5.22%, 04/23/2031
(e)
1,102,000 1,129,739
(6-month Secured Overnight Financing Rate
+ 1.38%),
5.54%, 01/28/2036
(e)
475,000 487,107
(6-month Secured Overnight Financing Rate
+ 1.58%),
5.56%, 11/19/2045
(e)
330,000 324,898
(6-month Secured Overnight Financing Rate
+ 1.70%),
5.73%, 01/28/2056
(e)
346,000 345,938
HSBC Holdings PLC
(6-month Secured Overnight Financing Rate
+ 1.57%),
5.24%, 05/13/2031
(e)
260,000 264,729
(6-month Secured Overnight Financing Rate
+ 1.06%),
5.60%, 05/17/2028
(e)
1,113,000 1,133,845
(6-month Secured Overnight Financing Rate
+ 1.88%),
5.79%, 05/13/2036
(e)
618,000 635,634
Huntington Bancshares, Inc.
(6-month Secured Overnight Financing Rate
+ 1.87%),
5.71%, 02/02/2035
(e)
1,198,000 1,224,279
JPMorgan Chase & Co.
(6-month Secured Overnight Financing Rate
+ 1.81%),
6.25%, 10/23/2034
(e)
1,474,000 1,602,003
KeyBank NA
5.00%, 01/26/2033 599,000 591,089
KeyCorp
(6-month Secured Overnight Financing Rate
+ 1.23%),
5.12%, 04/04/2031
(e)
293,000 296,497
Morgan Stanley
(6-month Secured Overnight Financing Rate
+ 1.51%),
5.19%, 04/17/2031
(e)
943,000 966,697
(6-month Secured Overnight Financing Rate
+ 1.56%),
5.32%, 07/19/2035
(e)
2,756,000 2,789,644

Schedule of Investments
Principal Investment Grade Corporate Active ETF
June 30, 2025
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
Morgan Stanley (continued)
(6-month Secured Overnight Financing Rate
+ 1.71%),
5.52%, 11/19/2055
(e)
$ 245,000 $ 239,421
(6-month Secured Overnight Financing Rate
+ 1.76%),
5.66%, 04/17/2036
(e)
224,000 232,120
NatWest Group PLC
(1-year Treasury Constant Maturity Rate +
1.05%),
5.12%, 05/23/2031
(e)
204,000 207,338
PNC Financial Services Group, Inc.
(6-month Secured Overnight Financing Rate
+ 1.33%),
4.90%, 05/13/2031
(e)
305,000 308,874
(6-month Secured Overnight Financing Rate
+ 1.60%),
5.40%, 07/23/2035
(e)
334,000 340,107
(6-month Secured Overnight Financing Rate
+ 1.39%),
5.58%, 01/29/2036
(e)
271,000 279,312
(6-month Secured Overnight Financing Rate
+ 1.90%),
5.68%, 01/22/2035
(e)
1,500,000 1,558,494
(6-month Secured Overnight Financing Rate
+ 2.28%),
6.88%, 10/20/2034
(e)
200,000 223,580
Truist Financial Corp.
(6-month Secured Overnight Financing Rate
+ 2.45%),
7.16%, 10/30/2029
(e)
485,000 524,618
U.S. Bancorp
(6-month Secured Overnight Financing Rate
+ 1.30%),
5.08%, 05/15/2031
(e)
545,000 555,923
(6-month Secured Overnight Financing Rate
+ 1.25%),
5.10%, 07/23/2030
(e)
324,000 330,725
(6-month Secured Overnight Financing Rate
+ 1.41%),
5.42%, 02/12/2036
(e)
321,000 327,092
(6-month Secured Overnight Financing Rate
+ 1.86%),
5.68%, 01/23/2035
(e)
810,000 840,922
UBS Group AG
(1-year Treasury Constant Maturity Rate +
1.75%),
4.75%, 05/12/2028
(d),(e)
727,000 731,241
Wells Fargo & Co.
(6-month Secured Overnight Financing Rate
+ 2.10%),
2.39%, 06/02/2028
(e)
1,803,000 1,737,036
Westpac Banking Corp.
(5-year Treasury Constant Maturity Rate +
2.00%),
4.11%, 07/24/2034
(e)
490,000 473,518
$ 28,020,736
Biotechnology - 0 .84%
Amgen, Inc.
5.60%, 03/02/2043 891,000 883,884
Chemicals - 0 .31%
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027
(d)
272,000 256,244
3.47%, 12/01/2050
(d)
115,000 76,450
$ 332,694
Computers - 2 .33%
Apple, Inc.
3.95%, 08/08/2052 205,000 163,400
BONDS (continued)
Principal
Amount Value
Computers (continued)
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029 $ 726,000 $ 722,369
5.00%, 10/15/2034 707,000 685,803
5.60%, 10/15/2054 645,000 595,708
International Business Machines Corp.
5.70%, 02/10/2055 296,000 292,700
$ 2,459,980
Diversified Financial Services - 4 .99%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.40%, 10/29/2033 998,000 880,075
3.85%, 10/29/2041 790 631
(5-year Treasury Constant Maturity Rate +
2.72%),
6.95%, 03/10/2055
(e)
221,000 229,661
Aircastle Ltd.
5.95%, 02/15/2029
(d)
171,000 176,655
Aircastle Ltd./Aircastle Ireland DAC
5.75%, 10/01/2031
(d)
589,000 605,191
Atlas Warehouse Lending Co. LP
6.05%, 01/15/2028
(d)
295,000 298,702
Blackstone Holdings Finance Co. LLC
2.85%, 08/05/2051
(d)
342 206
Charles Schwab Corp.
(6-month Secured Overnight Financing Rate
+ 2.50%),
5.85%, 05/19/2034
(e)
263,000 279,388
Citadel Finance LLC
5.90%, 02/10/2030
(d)
1,132,000 1,142,748
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030
(d)
1,015,000 1,027,059
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032
(d)
435,000 439,153
6.75%, 05/01/2033
(d)
195,000 200,500
$ 5,279,969
Electric - 12 .40%
AEP Transmission Co. LLC
5.38%, 06/15/2035 160,000 163,482
AES Corp.
2.45%, 01/15/2031 244,000 213,315
Alabama Power Co.
3.13%, 07/15/2051 199,000 132,901
5.10%, 04/02/2035 241,000 242,878
Alliant Energy Finance LLC
5.95%, 03/30/2029
(d)
171,000 179,415
Berkshire Hathaway Energy Co.
4.60%, 05/01/2053 428,000 357,660
CMS Energy Corp.
(5-year Treasury Constant Maturity Rate +
1.96%),
6.50%, 06/01/2055
(e)
827,000 828,979
Commonwealth Edison Co.
4.00%, 03/01/2049 780,000 607,986
Consolidated Edison Co. of New York, Inc.
5.90%, 11/15/2053 250,000 255,092
Consumers Energy Co.
5.05%, 05/15/2035 286,000 287,980
DTE Energy Co.
5.20%, 04/01/2030 428,000 437,966
Duke Energy Carolinas LLC
3.75%, 06/01/2045 780,000 605,323
Duke Energy Florida LLC
6.20%, 11/15/2053 216,000 229,859
Florida Power & Light Co.
3.95%, 03/01/2048 586,000 467,344
Indianapolis Power & Light Co.
5.70%, 04/01/2054
(d)
410,000 408,511
Interstate Power & Light Co.
5.60%, 06/29/2035 739,000 759,596

Schedule of Investments
Principal Investment Grade Corporate Active ETF
June 30, 2025
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Electric (continued)
MidAmerican Energy Co.
3.15%, 04/15/2050 $ 638,000 $ 430,426
4.40%, 10/15/2044 780,000 667,074
Monongahela Power Co.
3.55%, 05/15/2027
(d)
602,000 593,065
Narragansett Electric Co.
3.92%, 08/01/2028
(d)
147,000 144,209
NextEra Energy Capital Holdings, Inc.
5.45%, 03/15/2035 308,000 313,919
(5-year Treasury Constant Maturity Rate +
2.05%),
6.38%, 08/15/2055
(e)
490,000 500,366
(5-year Treasury Constant Maturity Rate +
2.36%),
6.70%, 09/01/2054
(e)
701,000 722,351
Northern States Power Co.
5.10%, 05/15/2053 415,000 382,557
NRG Energy, Inc.
2.00%, 12/02/2025
(d)
786,000 774,532
Pacific Gas & Electric Co.
3.25%, 06/01/2031 112,000 100,509
5.55%, 05/15/2029 340,000 345,482
Pinnacle West Capital Corp.
4.90%, 05/15/2028 500,000 507,000
Public Service Co. of Colorado
5.25%, 04/01/2053 175,000 160,646
Southwestern Public Service Co.
6.00%, 06/01/2054 261,000 263,156
Trans-Allegheny Interstate Line Co.
5.00%, 01/15/2031
(d)
107,000 108,864
Xcel Energy, Inc.
5.45%, 08/15/2033 901,000 918,969
$ 13,111,412
Environmental Control - 0 .18%
Waste Connections, Inc.
5.25%, 09/01/2035 184,000 188,123
Food - 3 .46%
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
4.38%, 02/02/2052 638,400 492,063
JBS USA Holding Lux SARL/JBS USA Foods
Group Holdings, Inc./JBS USA Food Co.
6.38%, 04/15/2066
(d),(f)
605,000 609,459
JBS USA LUX SARL/JBS USA Food Co./JBS
USA Foods Group
6.38%, 02/25/2055
(d)
481,000 493,790
Mars, Inc.
4.80%, 03/01/2030
(d)
203,000 205,679
5.20%, 03/01/2035
(d)
1,055,000 1,067,638
5.70%, 05/01/2055
(d)
789,000 787,074
Sysco Corp.
3.15%, 12/14/2051 736 470
$ 3,656,173
Gas - 1 .73%
Boston Gas Co.
5.84%, 01/10/2035
(d)
204,000 212,027
NiSource, Inc.
5.25%, 03/30/2028 105,000 107,492
(5-year Treasury Constant Maturity Rate +
2.45%),
6.95%, 11/30/2054
(e)
650,000 676,629
Southern California Gas Co.
5.05%, 09/01/2034 318,000 320,057
6.00%, 06/15/2055 500,000 509,275
$ 1,825,480
Healthcare - Services - 2 .18%
Centene Corp.
2.45%, 07/15/2028 1,665,000 1,546,177
BONDS (continued)
Principal
Amount Value
Healthcare - Services (continued)
UnitedHealth Group, Inc.
2.75%, 05/15/2040 $ 796,000 $ 577,504
5.75%, 07/15/2064 184,000 178,963
$ 2,302,644
Insurance - 3 .62%
American International Group, Inc.
5.45%, 05/07/2035 679,000 696,330
Aon North America, Inc.
5.45%, 03/01/2034 265,000 272,205
5.75%, 03/01/2054 550,000 541,993
Arthur J Gallagher & Co.
2.40%, 11/09/2031 661,000 579,292
5.15%, 02/15/2035 132,000 132,062
Brown & Brown, Inc.
4.70%, 06/23/2028 185,000 186,561
5.55%, 06/23/2035 180,000 183,553
6.25%, 06/23/2055 100,000 103,080
Corebridge Financial, Inc.
5.75%, 01/15/2034 195,000 202,589
Equitable America Global Funding
4.95%, 06/09/2030
(d)
189,000 191,059
Markel Group, Inc.
6.00%, 05/16/2054 168,000 167,764
MetLife, Inc.
5.00%, 07/15/2052 137,000 124,153
Northwestern Mutual Life Insurance Co.
6.17%, 05/29/2055
(d)
234,000 244,356
Reinsurance Group of America, Inc.
5.75%, 09/15/2034 196,000 201,181
$ 3,826,178
Internet - 0 .21%
Meta Platforms, Inc.
5.40%, 08/15/2054 227,000 221,380
Machinery - Diversified - 0 .34%
Westinghouse Air Brake Technologies Corp.
4.90%, 05/29/2030 351,000 355,952
Media - 2 .60%
Charter Communications Operating LLC/Charter
Communications Operating Capital
6.10%, 06/01/2029 1,132,000 1,185,141
6.55%, 06/01/2034 443,000 472,662
Comcast Corp.
5.35%, 05/15/2053 806,000 746,847
Paramount Global
4.20%, 05/19/2032 382,000 348,651
$ 2,753,301
Mining - 1 .88%
Glencore Funding LLC
5.19%, 04/01/2030
(d)
437,000 445,540
5.37%, 04/04/2029
(d)
1,199,000 1,229,378
6.13%, 10/06/2028
(d)
297,000 310,763
$ 1,985,681
Miscellaneous Manufacturers - 0 .20%
Siemens Funding BV
5.80%, 05/28/2055
(d)
204,000 210,062
Oil & Gas - 1 .35%
ConocoPhillips Co.
5.50%, 01/15/2055 355,000 336,831
Diamondback Energy, Inc.
5.75%, 04/18/2054 613,000 569,001
Occidental Petroleum Corp.
5.20%, 08/01/2029 516,000 517,659
$ 1,423,491
Packaging & Containers - 1 .65%
Amcor Flexibles North America, Inc.
5.10%, 03/17/2030
(d)
324,000 329,519
Packaging Corp. of America
5.70%, 12/01/2033 710,000 741,514

Schedule of Investments
Principal Investment Grade Corporate Active ETF
June 30, 2025
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Packaging & Containers (continued)
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030 $ 662,000 $ 674,345
$ 1,745,378
Pharmaceuticals - 1 .12%
AbbVie, Inc.
4.25%, 11/21/2049 648,000 533,829
5.50%, 03/15/2064 180,000 174,547
Bristol-Myers Squibb Co.
4.25%, 10/26/2049 274,000 222,154
Eli Lilly & Co.
5.50%, 02/12/2055 249,000 250,552
$ 1,181,082
Pipelines - 5 .32%
Cheniere Energy Partners LP
5.55%, 10/30/2035
(d),(f)
290,000 292,280
Cheniere Energy, Inc.
5.65%, 04/15/2034 204,000 208,933
DT Midstream, Inc.
4.13%, 06/15/2029
(d)
1,294,000 1,249,778
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054 103,000 98,430
Energy Transfer LP
3.75%, 05/15/2030 999,000 958,499
5.15%, 03/15/2045 336,000 296,075
5.25%, 07/01/2029 123,000 126,012
Kinder Morgan, Inc.
5.15%, 06/01/2030 266,000 271,591
5.40%, 02/01/2034 816,000 826,351
ONEOK, Inc.
4.40%, 10/15/2029 316,000 313,579
4.75%, 10/15/2031 780,000 772,262
5.70%, 11/01/2054 234,000 215,992
$ 5,629,782
Real Estate - 0 .72%
CoStar Group, Inc.
2.80%, 07/15/2030
(d)
842,000 760,782
REITs - 1 .89%
American Homes 4 Rent LP
2.38%, 07/15/2031 490,000 426,677
4.25%, 02/15/2028 101,000 100,393
4.95%, 06/15/2030 130,000 131,327
5.50%, 07/15/2034 1,039,000 1,052,864
Omega Healthcare Investors, Inc.
5.20%, 07/01/2030 290,000 291,628
Realty Income Corp.
3.10%, 12/15/2029 70 66
$ 2,002,955
Semiconductors - 3 .79%
Broadcom, Inc.
3.42%, 04/15/2033
(d)
341,000 309,263
4.35%, 02/15/2030 407,000 405,490
4.55%, 02/15/2032 196,000 194,187
5.05%, 04/15/2030 485,000 496,829
5.15%, 11/15/2031 289,000 297,317
Intel Corp.
4.75%, 03/25/2050 467,000 380,988
Marvell Technology, Inc.
2.95%, 04/15/2031 394,000 358,815
5.45%, 07/15/2035 275,000 276,914
5.95%, 09/15/2033 501,000 529,071
Micron Technology, Inc.
5.80%, 01/15/2035 729,000 753,892
$ 4,002,766
Shipbuilding - 0 .37%
Huntington Ingalls Industries, Inc.
5.75%, 01/15/2035
(g)
383,000 394,921
Software - 2 .12%
Oracle Corp.
3.95%, 03/25/2051 545,000 402,262
BONDS (continued)
Principal
Amount Value
Software (continued)
Oracle Corp. (continued)
4.00%, 07/15/2046 $ 797,000 $ 614,686
Synopsys, Inc.
5.70%, 04/01/2055 251,000 249,559
VMware LLC
4.65%, 05/15/2027 967,000 972,641
$ 2,239,148
Telecommunications - 4 .31%
AT&T, Inc.
2.55%, 12/01/2033 10,000 8,369
3.50%, 09/15/2053 2,362,000 1,598,737
3.55%, 09/15/2055 277,000 186,905
Rogers Communications, Inc.
4.55%, 03/15/2052 291,000 236,958
T-Mobile USA, Inc.
2.88%, 02/15/2031 975,000 887,222
5.13%, 05/15/2032 304,000 310,017
5.88%, 11/15/2055 417,000 416,828
Verizon Communications, Inc.
2.36%, 03/15/2032 575,000 495,649
2.65%, 11/20/2040 590,000 416,228
$ 4,556,913
Transportation - 0 .62%
Norfolk Southern Corp.
5.10%, 05/01/2035 179,000 179,904
5.35%, 08/01/2054
(g)
495,000 472,740
$ 652,644
Water - 0 .88%
Essential Utilities, Inc.
2.40%, 05/01/2031 1,054,000 929,511
TOTAL BONDS a $ 104,231,121
Total Investments
100.26%
$ 106,000,307
Other Assets and Liabilities - (0.26%) (275,112)
TOTAL NET ASSETS - 100.00% $ 105,725,195
(a)
1-day yield shown as of period end.
(b)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $562,295 or
0.53% of net assets.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $23,096,322 or 21.85% of net assets.
(e)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f)
Securities purchased on a when-issued basis.
(g)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $556,195 or 0.53% of net assets.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
June 30, 2025
See accompanying notes.
Affiliated Securities
June 30, 2024
Value
Purchases
Cost
Sales
Proceeds
June 30, 2025
Value
Principal Government Money Market Fund, Class R-6 4.21% $ — $ 15,277,605 $ 14,715,310 $ 562,295
$ — $ 15,277,605 $ 14,715,310 $ 562,295
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.21% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type   Contracts Notional Amount
Value and Unrealized
Appreciation/(Depreciation)
U.S. 2 Year Treasury Notes CBT; September 2025 Long 21 $ 4,368,492 $ 15,029
U.S. 5 Year Treasury Notes CBT; September 2025 Short 37 4,033,000 (43,712)
U.S. 10 Year Treasury Notes CBT; September 2025 Short 3 336,375 (5,397)
U.S. 10 Year Ultra Treasury Notes; September 2025 Short 36 4,113,562 (105,264)
U.S. Long Bonds CBT; September 2025 Long 27 3,117,656 125,027
U.S. Ultra Treasury Bonds; September 2025 Short 5 595,625 (11,980)
Total $ (26,297)

Schedule of Investments
Principal Quality ETF
June 30, 2025
See accompanying notes.
COMMON STOCKS - 99 .62 % Shares Held Value
Aerospace & Defense - 3 .21% - —
General Electric Co. 3,698 $ 951,828
Howmet Aerospace, Inc. 4,272 795,148
$ 1,746,976
Apparel - 1 .95%
Deckers Outdoor Corp.
(a)
4,244 437,429
NIKE, Inc., Class B 8,781 623,802
$ 1,061,231
Auto Manufacturers - 0 .06%
Tesla, Inc.
(a)
107 33,990
Banks - 2 .64%
JPMorgan Chase & Co. 4,949 1,434,765
Building Materials - 2 .17%
Lennox International, Inc. 848 486,107
Trane Technologies PLC 1,594 697,232
$ 1,183,339
Chemicals - 1 .03%
Ecolab, Inc. 2,082 560,974
Commercial Services - 5 .16%
Automatic Data Processing, Inc. 1,930 595,212
Cintas Corp. 2,628 585,702
Corpay, Inc.
(a)
1,576 522,948
Global Payments, Inc. 5,360 429,015
S&P Global, Inc. 1,283 676,513
$ 2,809,390
Computers - 9 .96%
Apple, Inc. 17,783 3,648,538
Fortinet, Inc.
(a)
5,769 609,899
Leidos Holdings, Inc. 3,389 534,649
NetApp, Inc. 5,904 629,071
$ 5,422,157
Distribution & Wholesale - 0 .97%
WW Grainger, Inc. 507 527,402
Diversified Financial Services - 2 .82%
Mastercard, Inc., Class A 1,727 970,470
Raymond James Financial, Inc. 3,693 566,396
$ 1,536,866
Electrical Components & Equipment - 2 .44%
AMETEK, Inc. 3,075 556,452
Eaton Corp. PLC 2,162 771,812
$ 1,328,264
Electronics - 4 .48%
Amphenol Corp., Class A 8,576 846,880
Fortive Corp. 7,107 370,488
Hubbell, Inc. 1,426 582,393
Mettler-Toledo International, Inc.
(a)
445 522,750
Ralliant Corp.
(a)
2,369 114,873
$ 2,437,384
Environmental Control - 0 .93%
Republic Services, Inc. 2,050 505,550
Hand & Machine Tools - 0 .82%
Snap-on, Inc. 1,431 445,298
Healthcare - Products - 8 .11%
Agilent Technologies, Inc. 4,500 531,045
Intuitive Surgical, Inc.
(a)
1,325 720,018
ResMed, Inc. 2,261 583,338
STERIS PLC 2,139 513,830
Stryker Corp. 1,607 635,777
Thermo Fisher Scientific, Inc. 1,380 559,535
Waters Corp.
(a)
1,394 486,562
Zimmer Biomet Holdings, Inc. 4,241 386,822
$ 4,416,927
Healthcare - Services - 0 .90%
Charles River Laboratories International, Inc.
(a)
3,217 488,115
Household Products & Wares - 1 .61%
Avery Dennison Corp. 2,627 460,960
Church & Dwight Co., Inc. 4,339 417,021
$ 877,981
Insurance - 1 .40%
Aflac, Inc. 4,757 501,673
COMMON STOCKS (continued) Shares Held Value
Insurance (continued)
Berkshire Hathaway, Inc., Class B
(a)
540 $ 262,316
$ 763,989
Internet - 11 .24%
Alphabet, Inc., Class A 1,441 253,948
Alphabet, Inc., Class C 4,853 860,874
Amazon.com, Inc.
(a)
5,831 1,279,263
F5, Inc.
(a)
1,873 551,261
GoDaddy, Inc., Class A
(a)
2,779 500,387
Meta Platforms, Inc., Class A 936 690,852
Netflix, Inc.
(a)
948 1,269,495
Palo Alto Networks, Inc.
(a)
3,502 716,649
$ 6,122,729
Machinery - Construction & Mining - 1 .42%
Caterpillar, Inc. 1,994 774,091
Machinery - Diversified - 2 .96%
Ingersoll Rand, Inc. 6,629 551,400
Otis Worldwide Corp. 4,968 491,931
Xylem, Inc. 4,393 568,279
$ 1,611,610
Media - 0 .89%
FactSet Research Systems, Inc. 1,081 483,510
Miscellaneous Manufacturers - 2 .68%
Axon Enterprise, Inc.
(a)
946 783,231
Parker-Hannifin Corp. 969 676,818
$ 1,460,049
Oil & Gas Services - 0 .86%
Schlumberger NV 13,899 469,786
Retail - 1 .86%
Chipotle Mexican Grill, Inc.
(a)
10,557 592,776
Lululemon Athletica, Inc.
(a)
1,756 417,190
$ 1,009,966
Semiconductors - 8 .63%
Advanced Micro Devices, Inc.
(a)
6,717 953,142
Broadcom, Inc. 287 79,112
KLA Corp. 889 796,313
NVIDIA Corp. 18,181 2,872,416
$ 4,700,983
Software - 18 .42%
Adobe, Inc.
(a)
1,688 653,054
ANSYS, Inc.
(a)
1,599 561,601
Broadridge Financial Solutions, Inc. 2,046 497,239
Cadence Design Systems, Inc.
(a)
2,142 660,057
Fiserv, Inc.
(a)
2,767 477,059
Intuit, Inc. 1,061 835,675
Jack Henry & Associates, Inc. 2,585 465,740
Microsoft Corp. 5,811 2,890,450
PTC, Inc.
(a)
3,223 555,452
Roper Technologies, Inc. 910 515,824
Salesforce, Inc. 2,783 758,896
Synopsys, Inc.
(a)
1,274 653,154
Tyler Technologies, Inc.
(a)
849 503,321
$ 10,027,522
TOTAL COMMON STOCKS a $ 54,240,844
INVESTMENT COMPANIES - 0 .35 % Shares Held Value
Money Market Funds - 0 .35% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.27%
(b)
192,964 $ 192,964
TOTAL INVESTMENT COMPANIES a $ 192,964
Total Investments
99.97%
$ 54,433,808
Other Assets and Liabilities - 0.03% 15,670
TOTAL NET ASSETS - 100.00% $ 54,449,478
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal Real Estate Active Opportunities ETF
June 30, 2025
See accompanying notes.
COMMON STOCKS - 97 .43 % Shares Held Value
Entertainment - 0 .04% - —
Marriott Vacations Worldwide Corp. 91 $ 6,580
Lodging - 2 .03%
Hyatt Hotels Corp., Class A 2,221 310,163
REITs - 95 .36%
American Healthcare REIT, Inc. 15,754 578,802
American Homes 4 Rent, Class A 22,867 824,813
American Tower Corp. 6,066 1,340,707
Americold Realty Trust, Inc. 31,346 521,284
Crown Castle, Inc. 2,569 263,913
Digital Realty Trust, Inc. 3,353 584,528
EastGroup Properties, Inc. 2,792 466,599
Equinix, Inc. 1,310 1,042,066
Equity LifeStyle Properties, Inc. 8,543 526,847
Extra Space Storage, Inc. 5,677 837,017
Gaming & Leisure Properties, Inc. 12,643 590,175
Healthpeak Properties, Inc. 28,898 506,004
Invitation Homes, Inc. 20,931 686,537
Iron Mountain, Inc. 4,723 484,438
National Health Investors, Inc. 6,397 448,558
Rexford Industrial Realty, Inc. 15,300 544,221
Ryman Hospitality Properties, Inc. 4,445 438,588
Sabra Health Care REIT, Inc. 39,076 720,561
SBA Communications Corp. 2,721 639,000
Ventas, Inc. 18,360 1,159,434
VICI Properties, Inc. 20,798 678,015
Welltower, Inc. 4,336 666,573
$ 14,548,680
TOTAL COMMON STOCKS a $ 14,865,423
INVESTMENT COMPANIES - 2 .12 % Shares Held Value
Money Market Funds - 2 .12% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.27%
(a)
322,816 $ 322,816
TOTAL INVESTMENT COMPANIES a $ 322,816
Total Investments
99.55%
$ 15,188,239
Other Assets and Liabilities - 0.45% 68,015
TOTAL NET ASSETS - 100.00% $ 15,256,254
(a)
1-day yield shown as of period end.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
June 30, 2025
See accompanying notes.
INVESTMENT COMPANIES - 2 .24 % Shares Held Value
Money Market Funds - 2 .24% - —
Principal Government Money Market Fund,
Class R-6 4.21%
(a),(b),(c)
5,650,835 $ 5,650,835
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.27%
(a)
21,847,458 21,847,458
TOTAL INVESTMENT COMPANIES a $ 27,498,293
BONDS - 97 .22%
Principal
Amount Value
Banks - 54 .39% — —
Bank of America Corp.
(5-year Treasury Constant Maturity Rate +
2.76%),
4.38%, 01/27/2027
(d),(e)
$ 18,925,000 $ 18,569,730
(5-year Treasury Constant Maturity Rate +
3.23%),
6.13%, 04/27/2027
(d),(e)
10,308,000 10,474,589
(5-year Treasury Constant Maturity Rate +
2.68%),
6.63%, 05/01/2030
(d),(e),(f)
17,692,000 18,322,773
Bank of Montreal
(5-year Treasury Constant Maturity Rate +
2.98%),
6.71%, 08/25/2025
(d),(e)
4,362,000 4,370,170
(5-year Treasury Constant Maturity Rate +
3.01%),
7.30%, 11/26/2084
(e)
15,700,000 16,038,703
(5-year Treasury Constant Maturity Rate +
3.45%),
7.70%, 05/26/2084
(e)
4,760,000 4,915,100
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate +
3.35%),
3.70%, 03/20/2026
(d),(e)
16,900,000 16,740,788
(5-year Treasury Constant Maturity Rate +
2.63%),
3.75%, 12/20/2026
(d),(e)
13,746,000 13,425,183
(3-month Term Secured Overnight Financing
Rate + 3.39%),
4.63%, 09/20/2026
(d),(e)
1,404,000 1,394,670
(5-year Treasury Constant Maturity Rate +
4.36%),
4.70%, 09/20/2025
(d),(e)
8,900,000 8,875,427
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate +
2.90%),
7.35%, 04/27/2085
(e)
6,350,000 6,396,908
(5-year Treasury Constant Maturity Rate +
4.02%),
8.00%, 01/27/2084
(e)
1,506,000 1,597,054
(5-year Treasury Constant Maturity Rate +
4.39%),
8.63%, 10/27/2082
(e)
34,728,000 36,854,013
Canadian Imperial Bank of Commerce
(5-year Treasury Constant Maturity Rate +
2.83%),
6.95%, 01/28/2085
(e)
7,788,000 7,810,009
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate +
3.42%),
3.88%, 02/18/2026
(d),(e)
12,289,000 12,119,814
(5-year Treasury Constant Maturity Rate +
3.60%),
4.00%, 12/10/2025
(d),(e)
9,652,000 9,583,979
(5-year Treasury Constant Maturity Rate +
2.57%),
6.75%, 02/15/2030
(d),(e)
5,250,000 5,288,661
(5-year Treasury Constant Maturity Rate +
2.73%),
6.95%, 02/15/2030
(d),(e),(f)
7,000,000 7,149,234
BONDS (continued)
Principal
Amount Value
Banks (continued)
Citigroup, Inc. (continued)
(10-year Treasury Constant Maturity Rate +
2.76%),
7.00%, 08/15/2034
(d),(e)
$ 4,500,000 $ 4,730,247
(5-year Treasury Constant Maturity Rate +
2.69%),
7.13%, 08/15/2029
(d),(e)
500,000 515,355
(5-year Treasury Constant Maturity Rate +
3.21%),
7.38%, 05/15/2028
(d),(e)
7,530,000 7,921,617
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate +
3.22%),
4.00%, 10/06/2026
(d),(e)
12,918,000 12,547,004
(5-year Treasury Constant Maturity Rate +
5.31%),
5.65%, 10/06/2025
(d),(e)
18,741,000 18,733,026
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate +
2.92%),
3.65%, 08/10/2026
(d),(e)
2,621,000 2,565,902
(5-year Treasury Constant Maturity Rate +
2.97%),
3.80%, 05/10/2026
(d),(e)
4,105,000 4,040,644
(5-year Treasury Constant Maturity Rate +
2.95%),
4.13%, 11/10/2026
(d),(e)
9,414,000 9,240,613
(10-year Treasury Constant Maturity Rate +
2.40%),
6.13%, 11/10/2034
(d),(e)
12,750,000 12,766,766
(5-year Treasury Constant Maturity Rate +
3.62%),
7.38%, 08/10/2025
(d),(e)
2,754,000 2,764,115
(5-year Treasury Constant Maturity Rate +
2.81%),
7.50%, 05/10/2029
(d),(e)
8,500,000 8,949,880
Huntington Bancshares, Inc.
(7-year Treasury Constant Maturity Rate +
4.05%),
4.45%, 10/15/2027
(d),(e)
5,832,000 5,770,639
(10-year Treasury Constant Maturity Rate +
4.95%),
5.63%, 07/15/2030
(d),(e),(g)
20,103,000 20,422,563
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate +
2.85%),
3.65%, 06/01/2026
(d),(e)
15,105,000 14,859,779
(5-year Treasury Constant Maturity Rate +
2.15%),
6.50%, 04/01/2030
(d),(e)
18,042,000 18,633,309
(5-year Treasury Constant Maturity Rate +
2.74%),
6.88%, 06/01/2029
(d),(e)
4,400,000 4,644,288
KeyCorp Capital I
(3-month Term Secured Overnight Financing
Rate + 1.00%),
5.30%, 07/01/2028 7,704,000 7,472,206
KeyCorp Capital III
7.75%, 07/15/2029 9,010,000 9,559,872
M&T Bank Corp.
(5-year Treasury Constant Maturity Rate +
2.68%),
3.50%, 09/01/2026
(d),(e)
20,172,000 19,480,623
(5-year Treasury Constant Maturity Rate +
3.17%),
7.30%, 08/01/2025
(d),(e)
5,000,000 5,039,491

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
June 30, 2025
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
Northern Trust Corp.
(3-month Term Secured Overnight Financing
Rate + 3.46%),
4.60%, 10/01/2026
(d),(e),(g)
$ 2,899,000 $ 2,892,848
PNC Financial Services Group, Inc.
(5-year Treasury Constant Maturity Rate +
2.60%),
3.40%, 09/15/2026
(d),(e)
3,286,000 3,173,438
(5-year Treasury Constant Maturity Rate +
3.00%),
6.00%, 05/15/2027
(d),(e)
6,069,000 6,129,101
(5-year Treasury Constant Maturity Rate +
3.24%),
6.20%, 09/15/2027
(d),(e)
15,003,000 15,286,385
(7-year Treasury Constant Maturity Rate +
2.81%),
6.25%, 03/15/2030
(d),(e)
27,625,000 28,404,775
Royal Bank of Canada
(5-year Treasury Constant Maturity Rate +
2.26%),
6.35%, 11/24/2084
(e)
13,894,000 13,060,236
(5-year Treasury Constant Maturity Rate +
2.82%),
6.75%, 08/24/2085
(e)
10,500,000 10,507,770
(5-year Treasury Constant Maturity Rate +
2.89%),
7.50%, 05/02/2084
(e)
12,500,000 12,916,717
State Street Corp.
(5-year Treasury Constant Maturity Rate +
2.14%),
6.45%, 09/15/2030
(d),(e),(g)
5,470,000 5,565,200
(5-year Treasury Constant Maturity Rate +
2.61%),
6.70%, 03/15/2029
(d),(e)
8,876,000 9,269,136
(5-year Treasury Constant Maturity Rate +
2.63%),
6.70%, 09/15/2029
(d),(e),(g)
10,850,000 11,346,572
Toronto-Dominion Bank
(5-year Treasury Constant Maturity Rate +
2.98%),
7.25%, 07/31/2084
(e),(g)
7,302,000 7,493,707
(5-year Treasury Constant Maturity Rate +
4.08%),
8.13%, 10/31/2082
(e)
33,465,000 34,951,080
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate +
4.61%),
4.95%, 09/01/2025
(d),(e)
10,517,000 10,496,713
(10-year Treasury Constant Maturity Rate +
4.35%),
5.10%, 03/01/2030
(d),(e)
6,128,000 6,061,722
(3-month Term Secured Overnight Financing
Rate + 0.91%),
5.23%, 03/15/2028 1,250,000 1,222,583
(3-month Term Secured Overnight Financing
Rate + 0.93%),
5.26%, 05/15/2027 4,800,000 4,740,038
(5-year Treasury Constant Maturity Rate +
3.00%),
6.67%, 09/01/2025
(d),(e)
9,481,400 9,494,664
U.S. Bancorp
(5-year Treasury Constant Maturity Rate +
2.54%),
3.70%, 01/15/2027
(d),(e)
21,725,000 20,885,880
(3-month Term Secured Overnight Financing
Rate + 3.18%),
5.30%, 04/15/2027
(d),(e)
4,796,000 4,793,270
BONDS (continued)
Principal
Amount Value
Banks (continued)
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate +
3.45%),
3.90%, 03/15/2026
(d),(e)
$ 34,956,000 $ 34,597,725
(5-year Treasury Constant Maturity Rate +
2.77%),
6.85%, 09/15/2029
(d),(e)
9,026,000 9,484,611
(5-year Treasury Constant Maturity Rate +
3.61%),
7.63%, 09/15/2028
(d),(e)
13,105,000 14,075,386
$ 667,434,301
Diversified Financial Services - 8 .57%
American Express Co.
(5-year Treasury Constant Maturity Rate +
2.85%),
3.55%, 09/15/2026
(d),(e)
41,767,000 40,791,569
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate +
3.16%),
3.95%, 09/01/2026
(d),(e)
20,415,000 19,918,847
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate +
3.17%),
4.00%, 06/01/2026
(d),(e)
26,360,000 25,964,126
(10-year Treasury Constant Maturity Rate +
3.08%),
4.00%, 12/01/2030
(d),(e)
2,000,000 1,855,318
(5-year Treasury Constant Maturity Rate +
3.26%),
5.00%, 06/01/2027
(d),(e)
1,500,000 1,494,714
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate +
3.36%),
7.76%, 09/15/2028
(d),(e)
14,387,000 15,190,802
$ 105,215,376
Electric - 12 .21%
American Electric Power Co., Inc.
(5-year Treasury Constant Maturity Rate +
2.68%),
3.88%, 02/15/2062
(e)
13,760,000 13,202,202
(5-year Treasury Constant Maturity Rate +
2.68%),
6.95%, 12/15/2054
(e)
4,647,000 4,845,134
(5-year Treasury Constant Maturity Rate +
2.75%),
7.05%, 12/15/2054
(e)
3,460,000 3,593,992
CMS Energy Corp.
(5-year Treasury Constant Maturity Rate +
4.12%),
4.75%, 06/01/2050
(e)
3,390,000 3,294,436
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate +
3.20%),
4.35%, 01/15/2027
(d),(e)
18,055,000 17,728,815
(5-year Treasury Constant Maturity Rate +
2.21%),
6.63%, 05/15/2055
(e)
7,747,000 7,862,221
(5-year Treasury Constant Maturity Rate +
2.39%),
6.88%, 02/01/2055
(e)
8,967,000 9,433,142
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate +
2.32%),
3.25%, 01/15/2082
(e)
17,285,000 16,586,721
(5-year Treasury Constant Maturity Rate +
2.59%),
6.45%, 09/01/2054
(e)
3,300,000 3,391,781

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
June 30, 2025
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Electric (continued)
Electricite de France SA
(5-year Treasury Constant Maturity Rate +
5.41%),
9.13%, 03/15/2033
(d),(e),(f),(h)
$ 3,000,000 $ 3,383,775
Emera, Inc.
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076
(e)
8,834,000 8,889,418
EUSHI Finance, Inc.
(5-year Treasury Constant Maturity Rate +
3.14%),
7.63%, 12/15/2054
(e)
2,781,000 2,878,922
Evergy, Inc.
(5-year Treasury Constant Maturity Rate +
2.56%),
6.65%, 06/01/2055
(e)
3,686,000 3,742,153
Exelon Corp.
(5-year Treasury Constant Maturity Rate +
1.98%),
6.50%, 03/15/2055
(e)
4,841,000 4,924,099
NextEra Energy Capital Holdings, Inc.
(5-year Treasury Constant Maturity Rate +
2.55%),
3.80%, 03/15/2082
(e)
18,549,000 17,773,274
(5-year Treasury Constant Maturity Rate +
2.36%),
6.70%, 09/01/2054
(e)
7,754,000 7,990,171
Southern Co.
(5-year Treasury Constant Maturity Rate +
3.73%),
4.00%, 01/15/2051
(e)
18,345,000 18,238,990
(5-year Treasury Constant Maturity Rate +
2.07%),
6.38%, 03/15/2055
(e)
2,000,000 2,057,946
$ 149,817,192
Gas - 0 .53%
NiSource, Inc.
(5-year Treasury Constant Maturity Rate +
2.45%),
6.95%, 11/30/2054
(e)
6,207,000 6,461,288
Insurance - 13 .80%
Allianz SE
(5-year Treasury Constant Maturity Rate +
3.23%),
6.35%, 09/06/2053
(e),(h)
5,000,000 5,234,695
Argentum Netherlands BV for Swiss Re Ltd.
(3-month USD LIBOR + 3.78%),
5.63%, 08/15/2052
(e)
6,500,000 6,520,637
Argentum Netherlands BV for Zurich Insurance
Co. Ltd.
(5-year Treasury Constant Maturity Rate +
3.27%),
5.13%, 06/01/2048
(e)
4,000,000 3,974,640
Cloverie PLC for Zurich Insurance Co. Ltd.
(3-month USD LIBOR + 4.92%),
5.63%, 06/24/2046
(e)
6,500,000 6,516,250
Corebridge Financial, Inc.
(5-year Treasury Constant Maturity Rate +
2.65%),
6.38%, 09/15/2054
(e)
4,100,000 4,086,389
(5-year Treasury Constant Maturity Rate +
3.85%),
6.88%, 12/15/2052
(e)
12,778,000 13,181,675
Dai-ichi Life Insurance Co. Ltd.
(5-year Treasury Constant Maturity Rate +
2.52%),
6.20%, 01/16/2035
(d),(e),(h)
12,450,000 12,562,971
BONDS (continued)
Principal
Amount Value
Insurance (continued)
Equitable Holdings, Inc.
(5-year Treasury Constant Maturity Rate +
2.39%),
6.70%, 03/28/2055
(e)
$ 1,591,000 $ 1,628,971
Liberty Mutual Group, Inc.
(5-year Treasury Constant Maturity Rate +
3.32%),
4.13%, 12/15/2051
(e),(h)
20,309,000 19,776,878
Meiji Yasuda Life Insurance Co.
(5-year Swap rate + 4.23%),
5.20%, 10/20/2045
(e),(h)
1,415,000 1,418,359
(5-year Treasury Constant Maturity Rate +
3.03%),
5.80%, 09/11/2054
(e),(h)
3,641,000 3,584,738
(5-year Treasury Constant Maturity Rate +
2.91%),
6.10%, 06/11/2055
(e),(h)
7,350,000 7,335,756
MetLife, Inc.
(5-year Treasury Constant Maturity Rate +
3.58%),
3.85%, 09/15/2025
(d),(e)
11,224,000 11,166,015
9.25%, 04/08/2068
(h)
4,235,000 5,028,118
Nippon Life Insurance Co.
(5-year Treasury Constant Maturity Rate +
2.65%),
2.75%, 01/21/2051
(e),(h)
13,694,000 11,912,806
(5-year Treasury Constant Maturity Rate +
2.60%),
2.90%, 09/16/2051
(e),(h)
4,704,000 4,051,646
Prudential Financial, Inc.
(5-year Treasury Constant Maturity Rate +
3.04%),
3.70%, 10/01/2050
(e)
21,487,000 19,598,821
(5-year Treasury Constant Maturity Rate +
3.16%),
5.13%, 03/01/2052
(e)
6,197,000 5,993,265
Reinsurance Group of America, Inc.
(5-year Treasury Constant Maturity Rate +
2.39%),
6.65%, 09/15/2055
(e)
6,895,000 6,872,269
Sumitomo Life Insurance Co.
(5-year Treasury Constant Maturity Rate +
2.75%),
3.38%, 04/15/2081
(e),(h)
4,740,000 4,269,615
Swiss RE Subordinated Finance PLC
(3-month Term Secured Overnight Financing
Rate + 1.81%),
5.70%, 04/05/2035
(e),(h)
1,000,000 1,008,928
(3-month Term Secured Overnight Financing
Rate + 2.13%),
6.19%, 04/01/2046
(e),(h)
3,600,000 3,598,623
Willow No. 2 Ireland PLC for Zurich Insurance
Co. Ltd.
(3-month USD LIBOR + 3.18%),
4.25%, 10/01/2045
(e)
3,000,000 2,986,800
Zurich Finance Ireland Designated Activity Co.
(5-year Treasury Constant Maturity Rate +
2.78%),
3.00%, 04/19/2051
(e)
8,000,000 7,020,400
$ 169,329,265
Oil & Gas - 1 .79%
BP Capital Markets PLC
(5-year Treasury Constant Maturity Rate +
4.04%),
4.38%, 09/22/2025
(d),(e)
2,130,000 2,123,695
(5-year Treasury Constant Maturity Rate +
4.40%),
4.88%, 03/22/2030
(d),(e)
4,184,000 4,140,641

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
June 30, 2025
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Oil & Gas (continued)
BP Capital Markets PLC (continued)
(5-year Treasury Constant Maturity Rate +
1.92%),
6.13%, 03/18/2035
(d),(e)
$ 5,900,000 $ 5,890,288
(5-year Treasury Constant Maturity Rate +
2.15%),
6.45%, 12/01/2033
(d),(e)
9,600,000 9,813,687
$ 21,968,311
Pipelines - 5 .43%
Enbridge, Inc.
(5-year Treasury Constant Maturity Rate +
5.31%),
5.75%, 07/15/2080
(e)
3,524,000 3,514,138
(3-month Term Secured Overnight Financing
Rate + 4.15%),
6.00%, 01/15/2077
(e)
7,412,000 7,407,445
(5-year Treasury Constant Maturity Rate +
4.42%),
7.63%, 01/15/2083
(e)
8,766,000 9,243,852
(5-year Treasury Constant Maturity Rate +
4.43%),
8.50%, 01/15/2084
(e)
13,024,000 14,500,505
Enterprise Products Operating LLC
(3-month Term Secured Overnight Financing
Rate + 3.29%),
5.25%, 08/16/2077
(e)
6,733,000 6,661,743
TransCanada PipeLines Ltd.
(5-year Treasury Constant Maturity Rate +
2.61%),
7.00%, 06/01/2065
(e)
3,850,000 3,846,551
Transcanada Trust
(6-month Secured Overnight Financing Rate
+ 4.42%),
5.50%, 09/15/2079
(e)
5,233,000 5,181,389
(5-year Treasury Constant Maturity Rate +
3.99%),
5.60%, 03/07/2082
(e)
16,712,000 16,233,355
$ 66,588,978
REITs - 0 .19%
Scentre Group Trust 2
(5-year Treasury Constant Maturity Rate +
4.69%),
5.13%, 09/24/2080
(e),(h)
2,449,000 2,402,185
Sovereign - 0 .10%
CoBank ACB
(5-year Treasury Constant Maturity Rate +
3.05%),
4.25%, 01/01/2027
(d),(e)
1,250,000 1,201,933
Telecommunications - 0 .21%
TELUS Corp.
(5-year Treasury Constant Maturity Rate +
2.77%),
6.63%, 10/15/2055
(e)
2,600,000 2,615,537
TOTAL BONDS a $ 1,193,034,366
Total Investments
99.46%
$ 1,220,532,659
Other Assets and Liabilities - 0.54% 6,622,543
TOTAL NET ASSETS - 100.00% $ 1,227,155,202
(a)
1-day yield shown as of period end.
(b)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,650,835 or 0.46% of net assets.
(d)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f)
Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $28,855,782 or 2.35% of net assets.
(g)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $5,571,292 or 0.45% of net assets.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $85,569,093 or 6.97% of net assets.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
June 30, 2025
See accompanying notes.
Affiliated Securities
June 30, 2024
Value
Purchases
Cost
Sales
Proceeds
June 30, 2025
Value
Principal Government Money Market Fund, Class R-6 4.21% $ 5,226,055 $ 151,561,080 $ 151,136,300 $ 5,650,835
$ 5,226,055 $ 151,561,080 $ 151,136,300 $ 5,650,835
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.21% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
June 30, 2025
See accompanying notes.
INVESTMENT COMPANIES - 1 .81 % Shares Held Value
Money Market Funds - 1 .81% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.27%
(a)
1,043,349 $ 1,043,349
TOTAL INVESTMENT COMPANIES a $ 1,043,349
PREFERRED STOCKS - 12 .04 % Shares Held Value
Banks - 8 .88% —
Bank of America Corp., Series NN
4.38%, 11/03/2025
(b)
5,380 $ 96,625
Bank of America Corp., Series QQ
4.25%, 11/17/2026
(b)
29,540 511,042
Huntington Bancshares, Inc., Series J
(5-year Treasury Constant Maturity Rate +
2.70%),
6.88%, 04/15/2028
(b)
11,456 283,078
KeyCorp, Series E
(3-month Term Secured Overnight Financing
Rate + 4.15%),
6.13%, 12/15/2026
(b)
40,000 976,000
KeyCorp, Series H
(5-year Treasury Constant Maturity Rate +
3.13%),
6.20%, 12/15/2027
(b)
13,963 337,765
Morgan Stanley, Series I
6.38%, 10/15/2025
(b)
17,030 422,344
Morgan Stanley, Series K
5.85%, 04/15/2027
(b)
40,000 936,000
Morgan Stanley, Series P
6.50%, 10/15/2027
(b)
4,000 102,920
Morgan Stanley, Series Q
6.63%, 10/15/2029
(b)
12,000 310,200
Regions Financial Corp.
(5-year Treasury Constant Maturity Rate +
2.77%),
6.95%, 09/15/2029
(b)
29,150 724,377
UMB Financial Corp.
(5-year Treasury Constant Maturity Rate +
3.74%),
7.75%, 07/15/2030
(b)
11,400 295,716
Wintrust Financial Corp., Series F
(5-year Treasury Constant Maturity Rate +
3.88%),
7.88%, 07/15/2030
(b)
5,000 128,000
$ 5,124,067
Diversified Financial Services - 0 .89%
Capital One Financial Corp., Series J
4.80%, 09/01/2025
(b)
28,900 513,553
Insurance - 1 .36%
Allstate Corp., Series H
5.10%, 10/15/2025
(b)
20,318 418,551
Equitable Holdings, Inc., Series A
5.25%, 09/15/2025
(b)
1,438 29,378
MetLife, Inc., Series F
4.75%, 09/15/2025
(b)
17,250 336,202
$ 784,131
Telecommunications - 0 .91%
AT&T, Inc., Series A
5.00%, 07/30/2025
(b)
11,381 229,327
AT&T, Inc., Series C
4.75%, 07/30/2025
(b)
15,395 294,045
$ 523,372
TOTAL PREFERRED STOCKS a $ 6,945,123
BONDS - 86 .32%
Principal
Amount Value
Banks - 70 .10% — —
Banco Bilbao Vizcaya Argentaria SA
(5-year Treasury Constant Maturity Rate +
5.10%),
9.38%, 03/19/2029
(b),(c),(d)
$ 600,000 $ 662,156
BONDS (continued)
Principal
Amount Value
Banks (continued)
Banco Santander SA
(5-year Treasury Constant Maturity Rate +
3.91%),
8.00%, 02/01/2034
(b),(c),(d)
$ 1,000,000 $ 1,057,624
Bank of America Corp.
(3-month Term Secured Overnight Financing
Rate + 4.81%),
6.30%, 03/10/2026
(b),(c)
575,000 578,841
(5-year Treasury Constant Maturity Rate +
2.68%),
6.63%, 05/01/2030
(b),(c),(d)
1,600,000 1,657,045
Bank of Montreal
(5-year Treasury Constant Maturity Rate +
3.01%),
7.30%, 11/26/2084
(c)
1,600,000 1,634,517
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate +
3.35%),
3.70%, 03/20/2026
(b),(c)
130,000 128,775
(5-year Treasury Constant Maturity Rate +
2.63%),
3.75%, 12/20/2026
(b),(c)
600,000 585,997
(5-year Treasury Constant Maturity Rate +
4.36%),
4.70%, 09/20/2025
(b),(c)
596,000 594,354
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate +
4.39%),
8.63%, 10/27/2082
(c)
1,400,000 1,485,707
Barclays PLC
(5 yr. USD Secured Overnight Financing Rate
ICE Swap Rate + 3.69%),
7.63%, 03/15/2035
(b),(c),(d)
900,000 903,864
(5 yr. USD Secured Overnight Financing Rate
ICE Swap Rate + 5.78%),
9.63%, 12/15/2029
(b),(c),(d)
219,000 243,245
BNP Paribas SA
(5-year Treasury Constant Maturity Rate +
3.34%),
4.63%, 02/25/2031
(b),(c),(d),(e)
1,000,000 889,626
(5-year Treasury Constant Maturity Rate +
4.90%),
7.75%, 08/16/2029
(b),(c),(d),(e)
200,000 210,355
(5-year Treasury Constant Maturity Rate +
3.73%),
8.00%, 08/22/2031
(b),(c),(d),(e)
1,000,000 1,057,372
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate +
3.42%),
3.88%, 02/18/2026
(b),(c)
1,055,000 1,040,475
(10-year Treasury Constant Maturity Rate +
2.76%),
7.00%, 08/15/2034
(b),(c)
1,300,000 1,366,516
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate +
3.22%),
4.00%, 10/06/2026
(b),(c)
1,107,000 1,075,208
(5-year Treasury Constant Maturity Rate +
5.31%),
5.65%, 10/06/2025
(b),(c)
232,000 231,901
Credit Agricole SA
(5 yr. USD Secured Overnight Financing Rate
ICE Swap Rate + 3.60%),
6.70%, 09/23/2034
(b),(c),(d),(e)
500,000 489,211
(5-year Swap rate + 6.19%),
8.13%, 12/23/2025
(b),(c),(d),(e)
250,000 253,125

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
June 30, 2025
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
Deutsche Bank AG
(5 yr. USD Secured Overnight Financing Rate
ICE Swap Rate + 4.36%),
8.13%, 04/30/2030
(b),(c),(d)
$ 400,000 $ 412,767
Fifth Third Bancorp
(5-year Treasury Constant Maturity Rate +
4.22%),
4.50%, 09/30/2025
(b),(c)
560,000 557,768
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate +
2.92%),
3.65%, 08/10/2026
(b),(c)
585,000 572,702
(10-year Treasury Constant Maturity Rate +
2.40%),
6.13%, 11/10/2034
(b),(c)
1,300,000 1,301,710
HSBC Holdings PLC
(5-year Treasury Constant Maturity Rate +
3.19%),
6.95%, 03/11/2034
(b),(c),(d)
1,000,000 1,005,296
Huntington Bancshares, Inc.
(7-year Treasury Constant Maturity Rate +
4.05%),
4.45%, 10/15/2027
(b),(c)
187,000 185,033
(10-year Treasury Constant Maturity Rate +
4.95%),
5.63%, 07/15/2030
(b),(c)
1,068,000 1,084,977
ING Groep NV
(5-year Treasury Constant Maturity Rate +
4.34%),
5.75%, 11/16/2026
(b),(c),(d)
1,110,000 1,103,898
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate +
2.74%),
6.88%, 06/01/2029
(b),(c)
1,400,000 1,477,728
Lloyds Banking Group PLC
(5-year Swap Rate + 4.50%),
7.50%, 09/27/2025
(b),(c),(d)
991,000 993,661
M&T Bank Corp.
(5-year Treasury Constant Maturity Rate +
2.68%),
3.50%, 09/01/2026
(b),(c)
550,000 531,149
(3-month Term Secured Overnight Financing
Rate + 3.78%),
5.13%, 11/01/2026
(b),(c)
247,000 245,707
NatWest Group PLC
(5-year Swap rate + 5.72%),
8.00%, 08/10/2025
(b),(c),(d)
861,000 863,655
Nordea Bank Abp
(5-year Treasury Constant Maturity Rate +
2.66%),
6.30%, 09/25/2031
(b),(c),(d),(e)
400,000 389,616
(5-year Treasury Constant Maturity Rate +
4.11%),
6.63%, 03/26/2026
(b),(c),(d),(e)
661,000 664,801
PNC Financial Services Group, Inc.
(5-year Treasury Constant Maturity Rate +
3.00%),
6.00%, 05/15/2027
(b),(c)
1,077,000 1,087,665
(5-year Treasury Constant Maturity Rate +
3.24%),
6.20%, 09/15/2027
(b),(c)
100,000 101,889
(7-year Treasury Constant Maturity Rate +
2.81%),
6.25%, 03/15/2030
(b),(c)
1,259,000 1,294,538
Royal Bank of Canada
(5-year Treasury Constant Maturity Rate +
2.26%),
6.35%, 11/24/2084
(c)
300,000 281,997
BONDS (continued)
Principal
Amount Value
Banks (continued)
Royal Bank of Canada (continued)
(5-year Treasury Constant Maturity Rate +
2.82%),
6.75%, 08/24/2085
(c)
$ 500,000 $ 500,370
(5-year Treasury Constant Maturity Rate +
2.89%),
7.50%, 05/02/2084
(c)
600,000 620,003
Societe Generale SA
(5-year Treasury Constant Maturity Rate +
4.15%),
8.50%, 03/25/2034
(b),(c),(d),(e)
500,000 522,221
Standard Chartered PLC
(5-year Treasury Constant Maturity Rate +
3.57%),
7.88%, 03/08/2030
(b),(c),(d),(e)
600,000 624,409
State Street Corp.
(5-year Treasury Constant Maturity Rate +
2.61%),
6.70%, 03/15/2029
(b),(c)
2,300,000 2,401,872
Toronto-Dominion Bank
(5-year Treasury Constant Maturity Rate +
4.08%),
8.13%, 10/31/2082
(c)
1,001,000 1,045,451
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate +
4.61%),
4.95%, 09/01/2025
(b),(c)
660,000 658,727
U.S. Bancorp
(5-year Treasury Constant Maturity Rate +
2.54%),
3.70%, 01/15/2027
(b),(c)
890,000 855,624
UBS Group AG
(5-year Treasury Constant Maturity Rate +
3.31%),
4.38%, 02/10/2031
(b),(c),(d),(e)
300,000 265,148
(5-year Treasury Constant Maturity Rate +
4.75%),
9.25%, 11/13/2028
(b),(c),(e)
800,000 873,179
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate +
3.45%),
3.90%, 03/15/2026
(b),(c)
1,128,000 1,116,439
(5-year Treasury Constant Maturity Rate +
2.77%),
6.85%, 09/15/2029
(b),(c)
200,000 210,162
(5-year Treasury Constant Maturity Rate +
3.61%),
7.63%, 09/15/2028
(b),(c)
400,000 429,619
$ 40,425,695
Diversified Financial Services - 8 .67%
American Express Co.
(5-year Treasury Constant Maturity Rate +
2.85%),
3.55%, 09/15/2026
(b),(c)
1,663,000 1,624,162
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate +
3.16%),
3.95%, 09/01/2026
(b),(c)
674,000 657,620
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate +
3.17%),
4.00%, 06/01/2026
(b),(c)
1,728,000 1,702,049
Nomura Holdings, Inc.
(5-year Treasury Constant Maturity Rate +
3.08%),
7.00%, 07/15/2030
(b),(c),(d),(f)
400,000 405,100

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
June 30, 2025
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Diversified Financial Services (continued)
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate +
3.36%),
7.76%, 09/15/2028
(b),(c)
$ 578,000 $ 610,293
$ 4,999,224
Electric - 3 .58%
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate +
3.20%),
4.35%, 01/15/2027
(b),(c)
2,100,000 2,062,061
Insurance - 0 .34%
Allianz SE
(5-year Treasury Constant Maturity Rate +
2.97%),
3.50%, 11/17/2025
(b),(c),(d),(e)
200,000 196,631
Oil & Gas - 0 .71%
BP Capital Markets PLC
(5-year Treasury Constant Maturity Rate +
2.15%),
6.45%, 12/01/2033
(b),(c)
400,000 408,904
Pipelines - 2 .92%
Enbridge, Inc.
(3-month Term Secured Overnight Financing
Rate + 4.15%),
6.00%, 01/15/2077
(c)
1,683,000 1,681,966
TOTAL BONDS a $ 49,774,481
Total Investments
100.17%
$ 57,762,953
Other Assets and Liabilities - (0.17%) (99,209)
TOTAL NET ASSETS - 100.00% $ 57,663,744
(a)
1-day yield shown as of period end.
(b)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(c)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d)
Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $14,870,826 or 25.79% of net assets.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $6,435,694 or 11.16% of net assets.
(f)
Securities purchased on a when-issued basis.

Schedule of Investments
Principal U.S. Mega-Cap ETF
June 30, 2025
See accompanying notes.
COMMON STOCKS - 99 .63 % Shares Held Value
Agriculture - 2 .38% - —
Philip Morris International, Inc. 425,810 $ 77,552,775
Auto Manufacturers - 3 .59%
Tesla, Inc.
(a)
368,613 117,093,605
Banks - 6 .14%
Bank of America Corp. 1,720,899 81,432,941
JPMorgan Chase & Co. 409,453 118,704,519
$ 200,137,460
Beverages - 2 .35%
Coca-Cola Co. 1,084,636 76,737,997
Computers - 5 .86%
Apple, Inc. 931,041 191,021,682
Cosmetics & Personal Care - 3 .24%
Procter & Gamble Co. 663,318 105,679,824
Diversified Financial Services - 8 .22%
Mastercard, Inc., Class A 237,602 133,518,068
Visa, Inc., Class A 378,725 134,466,311
$ 267,984,379
Healthcare - Services - 4 .45%
UnitedHealth Group, Inc. 464,471 144,901,018
Insurance - 4 .25%
Berkshire Hathaway, Inc., Class B
(a)
285,385 138,631,471
Internet - 16 .66%
Alphabet, Inc., Class A 653,690 115,199,789
Amazon.com, Inc.
(a)
581,927 127,668,964
Meta Platforms, Inc., Class A 201,857 148,988,633
Netflix, Inc.
(a)
112,913 151,205,186
$ 543,062,572
Oil & Gas - 3 .45%
Exxon Mobil Corp. 1,043,470 112,486,066
Pharmaceuticals - 8 .02%
AbbVie, Inc. 407,638 75,665,766
Eli Lilly & Co. 100,568 78,395,773
Johnson & Johnson 701,812 107,201,783
$ 261,263,322
Retail - 9 .93%
Costco Wholesale Corp. 138,772 137,375,954
Home Depot, Inc. 210,699 77,250,681
Walmart, Inc. 1,116,279 109,149,761
$ 323,776,396
Semiconductors - 11 .08%
Broadcom, Inc. 440,630 121,459,659
NVIDIA Corp. 1,517,811 239,798,960
$ 361,258,619
Software - 10 .01%
Microsoft Corp. 460,734 229,173,699
Oracle Corp. 444,762 97,238,316
$ 326,412,015
TOTAL COMMON STOCKS a $ 3,247,999,201
INVESTMENT COMPANIES - 0 .36 % Shares Held Value
Money Market Funds - 0 .36% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.27%
(b)
11,783,615 $ 11,783,615
TOTAL INVESTMENT COMPANIES a $ 11,783,615
Total Investments
99.99%
$ 3,259,782,816
Other Assets and Liabilities - 0.01% 319,337
TOTAL NET ASSETS - 100.00% $ 3,260,102,153
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal U.S. Small-Cap ETF
June 30, 2025
See accompanying notes.
COMMON STOCKS - 99 .54 % Shares Held Value
Aerospace & Defense - 0 .30% - —
Leonardo DRS, Inc. 47,919 $ 2,227,275
Agriculture - 0 .25%
Dole PLC 33,165 463,978
Fresh Del Monte Produce, Inc. 18,176 589,266
Turning Point Brands, Inc. 11,271 854,004
$ 1,907,248
Airlines - 0 .60%
SkyWest, Inc.
(a)
34,155 3,516,940
Sun Country Airlines Holdings, Inc.
(a)
83,678 983,217
$ 4,500,157
Apparel - 0 .50%
Kontoor Brands, Inc. 31,368 2,069,347
Steven Madden Ltd. 69,849 1,674,979
$ 3,744,326
Auto Manufacturers - 0 .22%
Blue Bird Corp.
(a)
38,644 1,667,875
Auto Parts & Equipment - 0 .77%
Dorman Products, Inc.
(a)
8,871 1,088,206
Douglas Dynamics, Inc. 12,829 378,071
Fox Factory Holding Corp.
(a)
26,981 699,887
Gentherm, Inc.
(a)
14,950 422,935
Phinia, Inc. 19,825 882,014
Shyft Group, Inc. 28,141 352,888
Standard Motor Products, Inc. 10,150 311,808
Visteon Corp.
(a)
13,914 1,298,176
XPEL, Inc.
(a)
10,742 385,638
$ 5,819,623
Banks - 6 .68%
Amalgamated Financial Corp. 42,142 1,314,830
Bancorp, Inc.
(a)
81,618 4,649,777
Bank of NT Butterfield & Son Ltd. 25,479 1,128,210
Banner Corp. 32,689 2,096,999
Byline Bancorp, Inc. 22,164 592,444
Cadence Bank 163,772 5,237,429
Camden National Corp. 12,886 522,914
Central Pacific Financial Corp. 25,583 717,092
Coastal Financial Corp.
(a)
16,948 1,641,753
Community Financial System, Inc. 37,651 2,141,212
Eagle Bancorp, Inc. 47,520 925,690
Eastern Bankshares, Inc. 172,993 2,641,603
Enterprise Financial Services Corp. 31,082 1,712,618
Esquire Financial Holdings, Inc. 7,946 752,168
First Financial Corp. 10,367 561,788
First Merchants Corp. 40,824 1,563,559
First Mid Bancshares, Inc. 10,640 398,894
German American Bancorp, Inc. 18,679 719,328
Hanmi Financial Corp. 31,061 766,585
Heritage Financial Corp. 37,900 903,536
Independent Bank Corp. 47,398 2,980,623
Metropolitan Bank Holding Corp.
(a)
14,131 989,170
NB Bancorp, Inc.
(a)
37,868 676,323
Nicolet Bankshares, Inc. 8,427 1,040,566
OFG Bancorp 56,383 2,413,192
Old Second Bancorp, Inc. 36,574 648,823
Pathward Financial, Inc. 28,289 2,238,226
Preferred Bank 13,237 1,145,596
QCR Holdings, Inc. 12,509 849,361
Shore Bancshares, Inc. 36,591 575,211
Simmons First National Corp., Class A 104,324 1,977,983
Stock Yards Bancorp, Inc. 14,302 1,129,572
Third Coast Bancshares, Inc.
(a)
12,721 415,595
Tompkins Financial Corp. 8,567 537,408
Univest Financial Corp. 18,196 546,608
Westamerica BanCorp 22,814 1,105,110
$ 50,257,796
Beverages - 0 .73%
MGP Ingredients, Inc. 22,717 680,828
Primo Brands Corp., Class A 123,785 3,666,512
Vita Coco Co., Inc.
(a)
31,789 1,147,583
$ 5,494,923
COMMON STOCKS (continued) Shares Held Value
Biotechnology - 3 .00%
ACADIA Pharmaceuticals, Inc.
(a)
95,710 $ 2,064,465
ADMA Biologics, Inc.
(a)
109,109 1,986,875
ARS Pharmaceuticals, Inc.
(a)
51,547 899,495
Aurinia Pharmaceuticals, Inc.
(a)
67,290 569,946
BioCryst Pharmaceuticals, Inc.
(a)
173,298 1,552,750
Chinook Therapeutics, Inc.
(a),(b)
9,658 1,932
Cytek Biosciences, Inc.
(a)
62,623 212,918
Esperion Therapeutics, Inc.
(a),(c)
379,086 373,172
Halozyme Therapeutics, Inc.
(a)
69,419 3,611,176
Innoviva, Inc.
(a)
39,117 785,861
Krystal Biotech, Inc.
(a)
14,764 2,029,460
Ligand Pharmaceuticals, Inc.
(a)
6,154 699,587
Niagen Bioscience, Inc.
(a)
16,539 238,327
PTC Therapeutics, Inc.
(a)
48,510 2,369,228
Rigel Pharmaceuticals, Inc.
(a)
14,741 276,099
TG Therapeutics, Inc.
(a)
97,357 3,503,878
Veracyte, Inc.
(a)
51,173 1,383,206
$ 22,558,375
Building Materials - 1 .23%
Apogee Enterprises, Inc. 16,002 649,681
Aspen Aerogels, Inc.
(a)
162,328 960,982
Gibraltar Industries, Inc.
(a)
22,437 1,323,783
Griffon Corp. 27,509 1,990,826
Knife River Corp.
(a)
26,467 2,160,766
NWPX Infrastructure, Inc.
(a)
6,206 254,508
Tecnoglass, Inc. 24,501 1,895,398
$ 9,235,944
Chemicals - 1 .47%
Balchem Corp. 9,348 1,488,201
Cabot Corp. 27,991 2,099,325
Hawkins, Inc. 6,657 945,960
Innospec, Inc. 13,441 1,130,254
Intrepid Potash, Inc.
(a)
13,833 494,253
Koppers Holdings, Inc. 16,188 520,444
Mativ Holdings, Inc. 83,834 571,748
Minerals Technologies, Inc. 14,739 811,677
Perimeter Solutions, Inc.
(a)
74,958 1,043,415
Quaker Chemical Corp. 11,827 1,323,914
Stepan Co. 11,629 634,711
$ 11,063,902
Coal - 0 .48%
Core Natural Resources, Inc. 43,921 3,063,050
SunCoke Energy, Inc. 66,157 568,289
$ 3,631,339
Commercial Services - 6 .40%
Adtalem Global Education, Inc.
(a)
14,286 1,817,608
Alarm.com Holdings, Inc.
(a)
22,420 1,268,299
American Public Education, Inc.
(a)
6,073 184,984
AMN Healthcare Services, Inc.
(a)
54,730 1,131,269
Barrett Business Services, Inc. 10,217 425,947
BrightView Holdings, Inc.
(a)
43,705 727,688
Brink's Co. 17,904 1,598,648
Carriage Services, Inc. 5,475 250,426
Cimpress PLC
(a)
18,586 873,542
CompoSecure, Inc., Class A
(a)
58,405 822,926
CoreCivic, Inc.
(a)
64,074 1,350,039
Coursera, Inc.
(a)
66,226 580,140
CRA International, Inc. 3,034 568,481
Cross Country Healthcare, Inc.
(a)
20,723 270,435
Franklin Covey Co.
(a)
15,072 343,943
Graham Holdings Co., Class B 716 677,458
Hackett Group, Inc. 7,268 184,753
Heidrick & Struggles International, Inc. 10,845 496,267
Huron Consulting Group, Inc.
(a)
14,399 1,980,438
ICF International, Inc. 20,231 1,713,768
Korn Ferry 27,181 1,993,183
Laureate Education, Inc.
(a)
30,674 717,158
Legalzoom.com, Inc.
(a)
170,091 1,515,511
Mister Car Wash, Inc.
(a)
66,048 396,948
Payoneer Global, Inc.
(a)
525,422 3,599,141

Schedule of Investments
Principal U.S. Small-Cap ETF
June 30, 2025
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Commercial Services (continued)
Paysafe Ltd.
(a)
44,279 $ 558,801
Perdoceo Education Corp. 21,014 686,948
Priority Technology Holdings, Inc.
(a)
88,695 690,047
Progyny, Inc.
(a)
78,642 1,730,124
Remitly Global, Inc.
(a)
229,358 4,305,050
Repay Holdings Corp.
(a)
136,061 655,814
Sezzle, Inc.
(a)
48,382 8,672,473
Strategic Education, Inc. 6,063 516,143
Stride, Inc.
(a)
23,083 3,351,421
Target Hospitality Corp.
(a)
19,941 141,980
Universal Technical Institute, Inc.
(a)
25,559 866,195
Willdan Group, Inc.
(a)
8,377 523,646
$ 48,187,642
Computers - 2 .14%
ASGN, Inc.
(a)
31,083 1,551,974
ExlService Holdings, Inc.
(a)
72,909 3,192,685
Grid Dynamics Holdings, Inc.
(a)
49,651 573,469
Integral Ad Science Holding Corp.
(a)
58,985 490,165
Maximus, Inc. 41,989 2,947,628
Mitek Systems, Inc.
(a)
27,634 273,577
OneSpan, Inc. 24,332 406,101
Qualys, Inc.
(a)
17,503 2,500,654
Rapid7, Inc.
(a)
56,149 1,298,726
Unisys Corp.
(a)
32,217 145,943
V2X, Inc.
(a)
15,006 728,541
WNS Holdings Ltd.
(a)
32,052 2,026,969
$ 16,136,432
Cosmetics & Personal Care - 0 .19%
Prestige Consumer Healthcare, Inc.
(a)
18,329 1,463,571
Distribution & Wholesale - 0 .14%
G-III Apparel Group Ltd.
(a)
21,699 486,058
ScanSource, Inc.
(a)
14,395 601,855
$ 1,087,913
Diversified Financial Services - 5 .57%
Atlanticus Holdings Corp.
(a)
8,272 452,892
B Riley Financial, Inc.
(a),(c)
55,535 164,939
Dave, Inc.
(a)
54,578 14,649,281
Enact Holdings, Inc. 34,073 1,265,812
Enova International, Inc.
(a)
40,355 4,500,390
GCM Grosvenor, Inc., Class A 64,058 740,510
International Money Express, Inc.
(a)
54,390 548,795
OppFi, Inc.
(c)
236,230 3,304,858
Pagseguro Digital Ltd., Class A 535,632 5,163,492
PJT Partners, Inc., Class A 35,218 5,811,322
Resolute Holdings Management, Inc.
(a)
3,327 106,032
StoneX Group, Inc.
(a)
50,096 4,565,749
World Acceptance Corp.
(a)
3,956 653,215
$ 41,927,287
Electric - 1 .62%
ALLETE, Inc. 35,793 2,293,258
Avista Corp. 81,831 3,105,486
Black Hills Corp. 52,584 2,949,962
MGE Energy, Inc. 13,898 1,229,139
Northwestern Energy Group, Inc. 51,316 2,632,511
$ 12,210,356
Electrical Components & Equipment - 1 .09%
EnerSys 23,056 1,977,513
Graham Corp.
(a)
9,423 466,533
Powell Industries, Inc. 27,302 5,745,706
$ 8,189,752
Electronics - 2 .93%
Atmus Filtration Technologies, Inc. 62,499 2,276,214
Badger Meter, Inc. 12,630 3,093,719
Benchmark Electronics, Inc. 18,577 721,345
ESCO Technologies, Inc. 10,710 2,054,928
FARO Technologies, Inc.
(a)
13,185 579,085
Itron, Inc.
(a)
28,372 3,734,606
Mesa Laboratories, Inc. 2,839 267,491
Mirion Technologies, Inc.
(a)
100,412 2,161,870
Napco Security Technologies, Inc. 30,880 916,827
COMMON STOCKS (continued) Shares Held Value
Electronics (continued)
OSI Systems, Inc.
(a)
11,606 $ 2,609,725
Plexus Corp.
(a)
10,216 1,382,327
TTM Technologies, Inc.
(a)
43,651 1,781,834
Vicor Corp.
(a)
10,876 493,335
$ 22,073,306
Energy - Alternate Sources - 0 .20%
Shoals Technologies Group, Inc., Class A
(a)
358,130 1,522,052
Engineering & Construction - 3 .57%
Construction Partners, Inc., Class A
(a)
33,357 3,545,182
Exponent, Inc. 19,934 1,489,269
Frontdoor, Inc.
(a)
29,841 1,758,829
Granite Construction, Inc. 41,954 3,923,118
Great Lakes Dredge & Dock Corp.
(a)
33,264 405,488
IES Holdings, Inc.
(a)
11,084 3,283,413
Latham Group, Inc.
(a)
27,174 173,370
Primoris Services Corp. 72,538 5,653,612
Sterling Infrastructure, Inc.
(a)
28,664 6,613,645
$ 26,845,926
Entertainment - 1 .05%
Accel Entertainment, Inc.
(a)
17,964 211,436
Cinemark Holdings, Inc. 158,148 4,772,907
IMAX Corp.
(a)
39,189 1,095,725
Monarch Casino & Resort, Inc. 4,885 422,259
Rush Street Interactive, Inc.
(a)
65,180 971,182
Super Group SGHC Ltd. 35,898 393,801
$ 7,867,310
Environmental Control - 0 .05%
Energy Recovery, Inc.
(a)
27,971 357,469
Food - 1 .71%
Cal-Maine Foods, Inc. 37,462 3,732,339
Chefs' Warehouse, Inc.
(a)
22,820 1,456,144
Lancaster Colony Corp. 6,368 1,100,199
Mission Produce, Inc.
(a)
33,630 394,144
Natural Grocers by Vitamin Cottage, Inc. 9,432 370,206
Simply Good Foods Co.
(a)
34,912 1,102,870
Sprouts Farmers Market, Inc.
(a)
28,572 4,704,094
$ 12,859,996
Forest Products & Paper - 0 .14%
Sylvamo Corp. 21,495 1,076,899
Gas - 1 .01%
Chesapeake Utilities Corp. 9,155 1,100,614
ONE Gas, Inc. 44,549 3,201,291
Spire, Inc. 45,688 3,334,767
$ 7,636,672
Hand & Machine Tools - 0 .45%
Franklin Electric Co., Inc. 18,466 1,657,139
Kennametal, Inc. 76,597 1,758,667
$ 3,415,806
Healthcare - Products - 5 .00%
Adaptive Biotechnologies Corp.
(a)
102,034 1,188,696
Artivion, Inc.
(a)
23,602 734,022
AtriCure, Inc.
(a)
31,798 1,042,021
Avanos Medical, Inc.
(a)
30,297 370,835
Axogen, Inc.
(a)
27,007 293,026
Bioventus, Inc., Class A
(a)
22,042 145,918
CareDx, Inc.
(a)
43,905 857,904
Castle Biosciences, Inc.
(a)
23,172 473,172
CONMED Corp. 32,954 1,716,244
Embecta Corp. 36,763 356,234
Haemonetics Corp.
(a)
52,310 3,902,849
ICU Medical, Inc.
(a)
13,373 1,767,242
Inmode Ltd.
(a)
74,766 1,079,621
Integer Holdings Corp.
(a)
25,663 3,155,779
Integra LifeSciences Holdings Corp.
(a)
44,800 549,696
iRhythm Technologies, Inc.
(a)
20,623 3,175,117
Lantheus Holdings, Inc.
(a)
36,963 3,025,791
LeMaitre Vascular, Inc. 10,867 902,504
LivaNova PLC
(a)
36,062 1,623,511
Merit Medical Systems, Inc.
(a)
32,273 3,016,880
MiMedx Group, Inc.
(a)
37,282 227,793

Schedule of Investments
Principal U.S. Small-Cap ETF
June 30, 2025
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Healthcare - Products (continued)
NeuroPace, Inc.
(a)
16,356 $ 182,206
OmniAb, Inc., Earnout Shares
(a)
1,130 —
OmniAb, Inc., Earnout Shares
(a)
1,130 —
Omnicell, Inc.
(a)
30,512 897,053
OraSure Technologies, Inc.
(a)
59,549 178,647
Semler Scientific, Inc.
(a)
17,699 685,659
STAAR Surgical Co.
(a)
45,938 770,840
Tactile Systems Technology, Inc.
(a)
15,832 160,537
Tandem Diabetes Care, Inc.
(a)
64,773 1,207,369
Twist Bioscience Corp.
(a)
62,624 2,303,937
UFP Technologies, Inc.
(a)
5,686 1,388,294
Varex Imaging Corp.
(a)
33,163 287,523
$ 37,666,920
Healthcare - Services - 2 .91%
Addus HomeCare Corp.
(a)
11,153 1,284,714
Astrana Health, Inc.
(a)
16,497 410,445
BrightSpring Health Services, Inc.
(a)
77,470 1,827,517
CorVel Corp.
(a)
5,110 525,206
DocGo, Inc.
(a)
90,405 141,936
Ensign Group, Inc. 20,797 3,208,145
GeneDx Holdings Corp.
(a)
12,204 1,126,551
HealthEquity, Inc.
(a)
49,877 5,225,115
LifeStance Health Group, Inc.
(a)
93,731 484,589
National HealthCare Corp. 3,344 357,841
Pediatrix Medical Group, Inc.
(a)
38,070 546,305
Pennant Group, Inc.
(a)
11,632 347,215
Privia Health Group, Inc.
(a)
41,776 960,848
Surgery Partners, Inc.
(a)
60,709 1,349,561
Teladoc Health, Inc.
(a)
408,781 3,560,483
U.S. Physical Therapy, Inc. 6,539 511,350
$ 21,867,821
Home Builders - 0 .96%
Cavco Industries, Inc.
(a)
2,321 1,008,312
Dream Finders Homes, Inc., Class A
(a),(c)
17,828 448,018
Green Brick Partners, Inc.
(a)
11,711 736,388
Installed Building Products, Inc. 14,424 2,600,936
M/I Homes, Inc.
(a)
10,869 1,218,632
Tri Pointe Homes, Inc.
(a)
37,890 1,210,585
$ 7,222,871
Household Products & Wares - 0 .27%
ACCO Brands Corp. 85,081 304,590
Central Garden & Pet Co.
(a)
12,451 438,026
Central Garden & Pet Co., Class A
(a)
18,565 580,899
Helen of Troy Ltd.
(a)
24,354 691,166
$ 2,014,681
Insurance - 4 .70%
CNO Financial Group, Inc. 99,598 3,842,491
Employers Holdings, Inc. 20,948 988,327
Goosehead Insurance, Inc., Class A 32,815 3,462,311
Hamilton Insurance Group Ltd., Class B
(a)
78,165 1,689,927
HCI Group, Inc. 11,277 1,716,359
Heritage Insurance Holdings, Inc.
(a)
19,797 493,737
Hippo Holdings, Inc.
(a)
27,111 757,210
Horace Mann Educators Corp. 27,619 1,186,789
NMI Holdings, Inc.
(a)
83,005 3,501,981
Palomar Holdings, Inc.
(a)
27,268 4,206,089
Root, Inc., Class A
(a)
35,199 4,504,416
Skyward Specialty Insurance Group, Inc.
(a)
52,055 3,008,259
Tiptree, Inc. 22,226 524,089
Trupanion, Inc.
(a)
78,792 4,361,137
United Fire Group, Inc. 17,753 509,511
Universal Insurance Holdings, Inc. 21,414 593,810
$ 35,346,443
Internet - 3 .62%
Bumble, Inc., Class A
(a)
102,192 673,445
Cargurus, Inc.
(a)
61,744 2,066,572
ePlus, Inc.
(a)
12,041 868,156
EverQuote, Inc., Class A
(a)
17,359 419,741
Gambling.com Group Ltd.
(a)
19,626 233,353
Grindr, Inc.
(a)
71,797 1,629,792
COMMON STOCKS (continued) Shares Held Value
Internet (continued)
HealthStream, Inc. 9,209 $ 254,813
Hims & Hers Health, Inc.
(a)
167,981 8,373,853
Liquidity Services, Inc.
(a)
25,136 592,958
Magnite, Inc.
(a)
97,055 2,340,967
Q2 Holdings, Inc.
(a)
45,683 4,275,472
Revolve Group, Inc.
(a)
55,553 1,113,838
Sprinklr, Inc., Class A
(a)
107,172 906,675
Upwork, Inc.
(a)
162,503 2,184,040
Yelp, Inc.
(a)
37,453 1,283,514
$ 27,217,189
Iron & Steel - 0 .99%
Carpenter Technology Corp. 26,832 7,415,828
Leisure Time - 0 .65%
Acushnet Holdings Corp. 19,402 1,412,854
Global Business Travel Group I
(a)
34,725 218,768
Life Time Group Holdings, Inc.
(a)
68,053 2,064,047
Lindblad Expeditions Holdings, Inc.
(a)
24,087 281,095
OneSpaWorld Holdings Ltd. 43,775 892,572
$ 4,869,336
Lodging - 0 .02%
Marcus Corp. 10,028 169,072
Machinery - Construction & Mining - 0 .46%
Argan, Inc. 14,612 3,221,654
Hyster-Yale, Inc. 6,764 269,072
$ 3,490,726
Machinery - Diversified - 3 .01%
Alamo Group, Inc. 6,776 1,479,743
Applied Industrial Technologies, Inc. 20,623 4,793,816
Cactus, Inc., Class A 48,234 2,108,791
Columbus McKinnon Corp. 30,104 459,688
CSW Industrials, Inc. 8,868 2,543,608
DXP Enterprises, Inc.
(a)
12,290 1,077,219
Gorman-Rupp Co. 6,107 224,249
Lindsay Corp. 5,399 778,806
Mueller Water Products, Inc., Class A 117,094 2,814,940
Thermon Group Holdings, Inc.
(a)
17,053 478,848
Watts Water Technologies, Inc., Class A 12,502 3,074,117
Zurn Elkay Water Solutions Corp. 76,469 2,796,471
$ 22,630,296
Media - 0 .38%
AMC Networks, Inc., Class A
(a)
27,548 172,726
Cable One, Inc. 6,789 922,014
Gray Media, Inc. 76,103 344,746
Liberty Latin America Ltd., Class A
(a)
18,836 114,900
TEGNA, Inc. 76,791 1,287,017
$ 2,841,403
Metal Fabrication & Hardware - 0 .21%
Janus International Group, Inc.
(a)
107,756 877,134
Proto Labs, Inc.
(a)
17,453 698,818
$ 1,575,952
Mining - 1 .00%
Coeur Mining, Inc.
(a)
758,542 6,720,682
U.S. Lime & Minerals, Inc. 7,779 776,344
$ 7,497,026
Miscellaneous Manufacturers - 1 .66%
Byrna Technologies, Inc.
(a)
28,360 875,757
Fabrinet
(a)
24,899 7,337,237
Federal Signal Corp. 40,580 4,318,524
$ 12,531,518
Office & Business Equipment - 0 .25%
Pitney Bowes, Inc. 172,414 1,881,037
Office Furnishings - 0 .27%
HNI Corp. 23,862 1,173,533
Interface, Inc. 40,363 844,798
$ 2,018,331
Oil & Gas - 0 .46%
Berry Corp. 59,479 164,757
Gulfport Energy Corp.
(a)
11,466 2,306,615
HighPeak Energy, Inc.
(c)
15,112 148,098
PrimeEnergy Resources Corp.
(a)
992 145,209

Schedule of Investments
Principal U.S. Small-Cap ETF
June 30, 2025
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Oil & Gas (continued)
Riley Exploration Permian, Inc. 5,695 $ 149,380
Ring Energy, Inc.
(a)
118,921 94,423
VAALCO Energy, Inc. 49,337 178,106
Vitesse Energy, Inc. 13,497 298,149
$ 3,484,737
Oil & Gas Services - 2 .59%
Aris Water Solutions, Inc., Class A 35,502 839,622
Atlas Energy Solutions, Inc.
(c)
97,967 1,309,819
ChampionX Corp. 179,882 4,468,269
Core Laboratories, Inc. 23,565 271,469
DNOW, Inc.
(a)
66,060 979,670
Expro Group Holdings NV
(a)
60,296 517,942
Helix Energy Solutions Group, Inc.
(a)
85,282 532,160
Innovex International, Inc.
(a)
19,597 306,105
Kodiak Gas Services, Inc. 63,471 2,175,151
Liberty Energy, Inc. 191,115 2,194,000
NPK International, Inc.
(a)
35,476 301,901
Oceaneering International, Inc.
(a)
53,276 1,103,879
ProPetro Holding Corp.
(a)
85,559 510,787
Solaris Energy Infrastructure, Inc. 22,204 628,151
Tidewater, Inc.
(a)
72,732 3,355,127
$ 19,494,052
Packaging & Containers - 0 .08%
Ardagh Metal Packaging SA 143,433 613,893
Pharmaceuticals - 2 .43%
AdaptHealth Corp.
(a)
86,238 813,224
Alkermes PLC
(a)
97,015 2,775,599
Amneal Pharmaceuticals, Inc.
(a)
98,457 796,517
Amphastar Pharmaceuticals, Inc.
(a)
36,698 842,586
Catalyst Pharmaceuticals, Inc.
(a)
55,078 1,195,193
Collegium Pharmaceutical, Inc.
(a)
21,143 625,199
Corcept Therapeutics, Inc.
(a)
6,463 474,384
Harmony Biosciences Holdings, Inc.
(a)
39,367 1,243,997
Heron Therapeutics, Inc.
(a),(c)
70,082 145,070
Ironwood Pharmaceuticals, Inc.
(a)
177,595 127,371
MannKind Corp.
(a)
121,910 455,943
Mirum Pharmaceuticals, Inc.
(a)
28,329 1,441,663
Option Care Health, Inc.
(a)
89,309 2,900,756
Pacira BioSciences, Inc.
(a)
41,590 994,001
Phibro Animal Health Corp., Class A 18,518 472,950
Protagonist Therapeutics, Inc.
(a)
22,907 1,266,070
SIGA Technologies, Inc. 29,374 191,519
Supernus Pharmaceuticals, Inc.
(a)
28,161 887,635
Xeris Biopharma Holdings, Inc.
(a)
143,275 669,094
$ 18,318,771
Pipelines - 0 .06%
Excelerate Energy, Inc., Class A 14,802 433,995
Private Equity - 0 .10%
P10, Inc., Class A 75,250 769,055
Real Estate - 0 .51%
Cushman & Wakefield PLC
(a)
230,162 2,547,894
McGrath RentCorp 11,044 1,280,662
$ 3,828,556
REITs - 5 .59%
American Assets Trust, Inc. 37,235 735,391
American Healthcare REIT, Inc. 137,024 5,034,262
Armada Hoffler Properties, Inc. 98,418 676,132
Broadstone Net Lease, Inc. 105,934 1,700,241
CBL & Associates Properties, Inc. 18,931 480,658
Community Healthcare Trust, Inc. 24,495 407,352
COPT Defense Properties 99,162 2,734,888
Easterly Government Properties, Inc. 67,246 1,492,861
Elme Communities 63,037 1,002,288
Essential Properties Realty Trust, Inc. 127,798 4,078,034
Farmland Partners, Inc. 34,953 402,309
Four Corners Property Trust, Inc. 63,496 1,708,677
Getty Realty Corp. 31,375 867,205
Innovative Industrial Properties, Inc. 34,772 1,920,110
InvenTrust Properties Corp. 35,765 979,961
LTC Properties, Inc. 27,961 967,730
COMMON STOCKS (continued) Shares Held Value
REITs (continued)
National Health Investors, Inc. 17,359 $ 1,217,213
Outfront Media, Inc. 171,071 2,791,879
Plymouth Industrial REIT, Inc. 35,156 564,605
Ryman Hospitality Properties, Inc. 53,292 5,258,322
Safehold, Inc. 42,820 666,279
Summit Hotel Properties, Inc. 106,089 539,993
Terreno Realty Corp. 79,280 4,445,230
Uniti Group, Inc.
(a)
188,652 814,977
Universal Health Realty Income Trust 6,434 257,167
Whitestone REIT 25,003 312,037
$ 42,055,801
Retail - 5 .09%
Abercrombie & Fitch Co., Class A
(a)
62,633 5,189,145
Arko Corp. 34,073 144,129
Brinker International, Inc.
(a)
29,802 5,374,195
Build-A-Bear Workshop, Inc. 11,450 590,362
Cheesecake Factory, Inc.
(c)
50,521 3,165,646
Designer Brands, Inc., Class A 79,188 188,467
El Pollo Loco Holdings, Inc.
(a)
16,992 187,082
FirstCash Holdings, Inc. 35,046 4,736,116
GMS, Inc.
(a)
27,260 2,964,525
Jack in the Box, Inc.
(c)
36,710 640,957
La-Z-Boy, Inc. 20,185 750,276
Papa John's International, Inc. 53,808 2,633,364
Portillo's, Inc., Class A
(a)
62,046 724,077
PriceSmart, Inc. 9,581 1,006,388
Sally Beauty Holdings, Inc.
(a)
100,132 927,222
Urban Outfitters, Inc.
(a)
71,513 5,187,553
Victoria's Secret & Co.
(a)
95,025 1,759,863
Warby Parker, Inc., Class A
(a)
99,267 2,176,925
$ 38,346,292
Savings & Loans - 1 .23%
Axos Financial, Inc.
(a)
62,324 4,739,117
Provident Financial Services, Inc. 106,662 1,869,785
WSFS Financial Corp. 48,055 2,643,025
$ 9,251,927
Semiconductors - 1 .18%
ACM Research, Inc., Class A
(a)
64,439 1,668,970
Axcelis Technologies, Inc.
(a)
46,350 3,230,132
Photronics, Inc.
(a)
37,431 704,826
Rambus, Inc.
(a)
51,411 3,291,332
$ 8,895,260
Software - 7 .01%
8x8, Inc.
(a)
77,270 151,449
ACI Worldwide, Inc.
(a)
32,817 1,506,628
Agilysys, Inc.
(a)
18,429 2,112,701
Alignment Healthcare, Inc.
(a)
110,404 1,545,656
AvePoint, Inc.
(a)
74,961 1,447,497
Bandwidth, Inc., Class A
(a)
16,412 260,951
BigCommerce Holdings, Inc.
(a)
52,854 264,270
BlackLine, Inc.
(a)
45,506 2,576,550
Box, Inc., Class A
(a)
83,491 2,852,888
Clear Secure, Inc., Class A 102,082 2,833,796
Clearwater Analytics Holdings, Inc., Class A
(a)
132,154 2,898,137
Climb Global Solutions, Inc. 1,656 177,043
Commvault Systems, Inc.
(a)
27,771 4,841,318
Consensus Cloud Solutions, Inc.
(a)
10,616 244,805
CSG Systems International, Inc. 20,475 1,337,222
Digi International, Inc.
(a)
12,249 427,000
DigitalOcean Holdings, Inc.
(a)
80,723 2,305,449
Evolent Health, Inc., Class A
(a)
115,516 1,300,710
Freshworks, Inc., Class A
(a)
204,299 3,046,098
GigaCloud Technology, Inc., Class A
(a)
44,649 883,157
Health Catalyst, Inc.
(a)
58,161 219,267
I3 Verticals, Inc., Class A
(a),(c)
10,194 280,131
IBEX Holdings Ltd.
(a)
13,263 385,953
Innodata, Inc.
(a)
49,927 2,557,261
Intapp, Inc.
(a)
37,699 1,946,022
LiveRamp Holdings, Inc.
(a)
33,734 1,114,571
N-able, Inc.
(a)
61,794 500,531

Schedule of Investments
Principal U.S. Small-Cap ETF
June 30, 2025
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Software (continued)
Olo, Inc., Class A
(a)
58,770 $ 523,053
PagerDuty, Inc.
(a)
67,006 1,023,852
Phreesia, Inc.
(a)
26,575 756,325
Planet Labs PBC
(a)
275,462 1,680,318
Progress Software Corp. 36,850 2,352,504
PROS Holdings, Inc.
(a)
30,462 477,035
PubMatic, Inc., Class A
(a)
19,758 245,790
Red Violet, Inc. 4,655 229,026
Sapiens International Corp. NV 8,194 239,675
SEMrush Holdings, Inc., Class A
(a)
47,837 432,925
Simulations Plus, Inc. 10,320 180,084
SPS Commerce, Inc.
(a)
18,240 2,482,282
Talkspace, Inc.
(a)
123,771 344,083
Verint Systems, Inc.
(a)
45,798 900,847
Viant Technology, Inc., Class A
(a)
18,119 239,714
Vimeo, Inc.
(a)
67,326 271,997
Yext, Inc.
(a)
39,296 334,016
$ 52,730,587
Telecommunications - 0 .87%
A10 Networks, Inc. 55,947 1,082,574
IDT Corp., Class B 3,971 271,299
InterDigital, Inc. 20,269 4,544,918
NETGEAR, Inc.
(a)
21,224 616,982
$ 6,515,773
Textiles - 0 .18%
UniFirst Corp. 7,192 1,353,678
Toys, Games & Hobbies - 0 .04%
Funko, Inc., Class A
(a)
58,363 277,808
Transportation - 1 .17%
Ardmore Shipping Corp. 35,602 341,779
Costamare Bulkers Holdings Ltd.
(a)
7,710 66,846
Costamare, Inc. 38,495 350,689
DHT Holdings, Inc. 90,434 977,592
Matson, Inc. 27,974 3,114,905
Scorpio Tankers, Inc. 52,298 2,046,421
Teekay Tankers Ltd., Class A 18,849 786,380
World Kinect Corp. 39,826 1,129,067
$ 8,813,679
Water - 0 .10%
Middlesex Water Co. 13,574 735,439
TOTAL COMMON STOCKS a $ 749,142,925
INVESTMENT COMPANIES - 0 .87 % Shares Held Value
Money Market Funds - 0 .87% - —
Principal Government Money Market Fund,
Class R-6 4.21%
(d),(e),(f)
4,091,677 $ 4,091,677
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.27%
(d)
2,459,523 2,459,523
TOTAL INVESTMENT COMPANIES a $ 6,551,200
Total Investments
100.41%
$ 755,694,125
Other Assets and Liabilities - (0.41%) (3,044,217)
TOTAL NET ASSETS - 100.00% $ 752,649,908
(a)
Non-income producing security.
(b)
The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(c)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $3,932,117 or 0.52% of net assets.
(d)
1-day yield shown as of period end.
(e)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(f)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,091,677 or 0.54% of net assets.

Schedule of Investments
Principal U.S. Small-Cap ETF
June 30, 2025
See accompanying notes.
Affiliated Securities
June 30, 2024
Value
Purchases
Cost
Sales
Proceeds
June 30, 2025
Value
Principal Government Money Market Fund, Class R-6 4.21% $ 1,899,837 $ 57,388,556 $ 55,196,716 $ 4,091,677
$ 1,899,837 $ 57,388,556 $ 55,196,716 $ 4,091,677
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 4.21% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Value ETF
June 30, 2025
See accompanying notes.
COMMON STOCKS - 99 .32 % Shares Held Value
Advertising - 1 .25% - —
Interpublic Group of Cos., Inc. 57,745 $ 1,413,598
Omnicom Group, Inc. 19,266 1,385,996
$ 2,799,594
Aerospace & Defense - 3 .45%
General Dynamics Corp. 6,698 1,953,539
L3Harris Technologies, Inc. 8,017 2,010,984
Lockheed Martin Corp. 4,362 2,020,216
Northrop Grumman Corp. 3,516 1,757,930
$ 7,742,669
Agriculture - 1 .65%
Altria Group, Inc. 33,469 1,962,288
Archer-Daniels-Midland Co. 32,930 1,738,045
$ 3,700,333
Apparel - 0 .86%
Ralph Lauren Corp. 7,012 1,923,251
Banks - 6 .72%
Bank of America Corp. 66,754 3,158,799
Citizens Financial Group, Inc. 38,652 1,729,677
Fifth Third Bancorp 41,049 1,688,346
PNC Financial Services Group, Inc. 10,378 1,934,667
Regions Financial Corp. 72,960 1,716,019
U.S. Bancorp 42,588 1,927,107
Wells Fargo & Co. 36,328 2,910,599
$ 15,065,214
Beverages - 1 .18%
Constellation Brands, Inc., Class A 8,875 1,443,785
Molson Coors Beverage Co., Class B 25,126 1,208,309
$ 2,652,094
Biotechnology - 0 .92%
Corteva, Inc. 27,644 2,060,307
Building Materials - 0 .64%
Masco Corp. 22,428 1,443,466
Chemicals - 0 .58%
Eastman Chemical Co. 17,457 1,303,340
Commercial Services - 1 .63%
Automatic Data Processing, Inc. 6,854 2,113,774
MarketAxess Holdings, Inc. 6,950 1,552,213
$ 3,665,987
Computers - 8 .58%
Accenture PLC, Class A 7,830 2,340,308
Apple, Inc. 39,312 8,065,643
Cognizant Technology Solutions Corp., Class A 21,658 1,689,974
Hewlett Packard Enterprise Co. 99,286 2,030,399
HP, Inc. 57,120 1,397,155
Leidos Holdings, Inc. 11,734 1,851,156
NetApp, Inc. 17,574 1,872,510
$ 19,247,145
Cosmetics & Personal Care - 1 .40%
Procter & Gamble Co. 19,699 3,138,445
Distribution & Wholesale - 0 .64%
Pool Corp. 4,892 1,425,920
Diversified Financial Services - 6 .75%
Ameriprise Financial, Inc. 3,505 1,870,723
Capital One Financial Corp. 10,352 2,202,491
Cboe Global Markets, Inc. 7,123 1,661,155
Franklin Resources, Inc. 77,812 1,855,816
Intercontinental Exchange, Inc. 11,244 2,062,937
Invesco Ltd. 99,071 1,562,350
Nasdaq, Inc. 21,585 1,930,131
Synchrony Financial 29,880 1,994,191
$ 15,139,794
Electronics - 1 .63%
Allegion PLC 11,929 1,719,208
Hubbell, Inc. 4,744 1,937,497
$ 3,656,705
Food - 2 .21%
Hershey Co. 9,374 1,555,616
Hormel Foods Corp. 49,873 1,508,658
Mondelez International, Inc., Class A 28,025 1,890,006
$ 4,954,280
COMMON STOCKS (continued) Shares Held Value
Hand & Machine Tools - 0 .65%
Snap-on, Inc. 4,699 $ 1,462,235
Healthcare - Products - 0 .89%
Medtronic PLC 22,976 2,002,818
Healthcare - Services - 2 .45%
Elevance Health, Inc. 4,522 1,758,877
Humana, Inc. 6,122 1,496,706
UnitedHealth Group, Inc. 7,174 2,238,073
$ 5,493,656
Home Builders - 0 .69%
Lennar Corp., Class A 13,987 1,547,102
Household Products & Wares - 1 .37%
Avery Dennison Corp. 8,713 1,528,870
Kimberly-Clark Corp. 11,989 1,545,622
$ 3,074,492
Insurance - 8 .95%
Allstate Corp. 8,340 1,678,925
American International Group, Inc. 20,326 1,739,702
Assurant, Inc. 7,499 1,480,977
Chubb Ltd. 6,739 1,952,423
Cincinnati Financial Corp. 10,830 1,612,804
Everest Group Ltd. 4,254 1,445,722
Hartford Insurance Group, Inc. 13,379 1,697,394
Marsh & McLennan Cos., Inc. 8,440 1,845,322
MetLife, Inc. 21,238 1,707,960
Prudential Financial, Inc. 15,033 1,615,145
Travelers Cos., Inc. 6,740 1,803,220
Willis Towers Watson PLC 4,854 1,487,751
$ 20,067,345
Internet - 1 .57%
CDW Corp. 9,731 1,737,859
eBay, Inc. 24,093 1,793,965
$ 3,531,824
Lodging - 0 .78%
Las Vegas Sands Corp. 40,191 1,748,710
Machinery - Construction & Mining - 1 .16%
Caterpillar, Inc. 6,713 2,606,054
Machinery - Diversified - 2 .42%
Deere & Co. 4,420 2,247,526
IDEX Corp. 8,627 1,514,642
Nordson Corp. 7,717 1,654,293
$ 5,416,461
Media - 0 .93%
Comcast Corp., Class A 58,155 2,075,552
Miscellaneous Manufacturers - 2 .42%
A.O. Smith Corp. 22,952 1,504,963
Illinois Tool Works, Inc. 7,312 1,807,892
Parker-Hannifin Corp. 3,036 2,120,555
$ 5,433,410
Oil & Gas - 7 .22%
Chevron Corp. 16,684 2,388,982
ConocoPhillips 20,459 1,835,991
EOG Resources, Inc. 14,199 1,698,342
Exxon Mobil Corp. 32,744 3,529,803
Marathon Petroleum Corp. 11,844 1,967,407
Occidental Petroleum Corp. 33,261 1,397,295
Phillips 66 13,978 1,667,575
Valero Energy Corp. 12,649 1,700,279
$ 16,185,674
Oil & Gas Services - 1 .86%
Baker Hughes Co. 38,747 1,485,560
Halliburton Co. 62,754 1,278,927
Schlumberger NV 41,580 1,405,404
$ 4,169,891
Pharmaceuticals - 3 .69%
Becton Dickinson & Co. 7,832 1,349,062
Bristol-Myers Squibb Co. 34,248 1,585,340
Johnson & Johnson 20,254 3,093,798
Merck & Co., Inc. 28,444 2,251,627
$ 8,279,827

Schedule of Investments
Principal Value ETF
June 30, 2025
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
REITs - 5 .52%
Alexandria Real Estate Equities, Inc. 16,130 $ 1,171,522
AvalonBay Communities, Inc. 7,579 1,542,326
Healthpeak Properties, Inc. 76,209 1,334,420
Mid-America Apartment Communities, Inc. 9,376 1,387,742
Prologis, Inc. 17,794 1,870,505
Public Storage 5,764 1,691,273
SBA Communications Corp. 7,340 1,723,726
VICI Properties, Inc. 50,820 1,656,732
$ 12,378,246
Retail - 2 .26%
Best Buy Co., Inc. 21,204 1,423,424
Lowe's Cos., Inc. 9,167 2,033,882
Williams-Sonoma, Inc. 9,872 1,612,789
$ 5,070,095
Semiconductors - 6 .64%
Microchip Technology, Inc. 32,764 2,305,603
NVIDIA Corp. 53,438 8,442,669
QUALCOMM, Inc. 14,861 2,366,763
Skyworks Solutions, Inc. 23,688 1,765,230
$ 14,880,265
Software - 5 .26%
Broadridge Financial Solutions, Inc. 6,721 1,633,405
Microsoft Corp. 17,081 8,496,260
Paychex, Inc. 11,396 1,657,662
$ 11,787,327
Telecommunications - 0 .83%
T-Mobile U.S., Inc. 7,811 1,861,049
Transportation - 1 .67%
FedEx Corp. 7,151 1,625,494
Union Pacific Corp. 9,194 2,115,355
$ 3,740,849
TOTAL COMMON STOCKS a $ 222,731,426
INVESTMENT COMPANIES - 0 .49 % Shares Held Value
Money Market Funds - 0 .49% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.27%
(a)
1,106,926 $ 1,106,926
TOTAL INVESTMENT COMPANIES a $ 1,106,926
Total Investments
99.81%
$ 223,838,352
Other Assets and Liabilities - 0.19% 437,104
TOTAL NET ASSETS - 100.00% $ 224,275,456
(a)
1-day yield shown as of period end.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Active High Yield ETF
For a share outstanding:
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Net asset value, beginning of period $ 19 .02 $ 18 .28 $ 17 .71 $ 20 .85
(a)
$ 18 .07
(a)
Investment Operations:
Net investment income (loss)
(b)
1 .39 1 .30 1 .05 0 .90 0 .77
(a)
Net realized and change in unrealized gain (loss) 0 .24 0 .73 0 .70 ( 2 .90 ) 2 .82
(a)
Total from investment operations 1 .63 2 .03 1 .75 ( 2 .00 ) 3 .59
(a)
Dividends to Shareholders from:
Net investment income ( 1 .39 ) ( 1 .29 ) ( 1 .18 ) ( 1 .14 ) ( 0 .81 )
(a)
Total dividends to shareholders ( 1 .39 ) ( 1 .29 ) ( 1 .18 ) ( 1 .14 ) ( 0 .81 )
(a)
Net asset value, end of period $ 19 .26 $ 19 .02 $ 18 .28 $ 17 .71 $ 20 .85
(a)
Total return 8 .92% 11 .50% 10 .15% ( 10 .65 ) % 20 .25%
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 317,720 $ 212,991 $ 105,094 $ 218,775 $ 232,443
Ratio of expenses to average net assets 0 .39% 0 .39% 0 .39% 0 .41% 0 .49%
Ratio of net investment income (loss) to average net assets 7 .27% 6 .99% 5 .84% 4 .46% 3 .90%
Portfolio turnover rate
(c)
45 .8% 42 .2% 34 .5% 110 .5% 19 .5%
(a)
Reflects a 2 to 1 stock split effective after the close of trading on August 30, 2021.
(b)
Calculated on average shares outstanding during the period.
(c)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Capital Appreciation Select ETF
For a share outstanding:
Period ended
June 30,
2025
(a)
Net asset value, beginning of period $ 25 .00
Investment Operations:
Net investment income (loss)
(b)
0 .05
Net realized and change in unrealized gain (loss) 1 .77
Total from investment operations 1 .82
Net asset value, end of period $ 26 .82
Total return 7 .26%
(c)
( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 23,062
Ratio of expenses to average net assets 0 .29%
(d)
Ratio of net investment income (loss) to average net assets 0 .78%
(d)
Portfolio turnover rate
(e)
14 .7%
(a)
Period from March 25, 2025, date operations commenced, through June 30, 2025.
(b)
Calculated on average shares outstanding during the period.
(c)
Total return amounts have not been annualized.
(d)
Computed on an annualized basis.
(e)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Focused Blue Chip ETF
For a share outstanding:
Year ended
June 30,
2025
Period ended
June 30,
2024
(a)
Net asset value, beginning of period $ 32 .12 $ 25 .00
Investment Operations:
Net investment income (loss)
(b)
0 .00
(c)
0 .05
Net realized and change in unrealized gain (loss) 4 .83 7 .12
Total from investment operations 4 .83 7 .17
Dividends to Shareholders from:
Net investment income ( 0 .01 ) ( 0 .05 )
Net realized gains ( 0 .34 ) —
Total dividends to shareholders ( 0 .35 ) ( 0 .05 )
Net asset value, end of period $ 36 .60 $ 32 .12
Total return 15 .10% 28 .75%
(d)
( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 134,689 $ 47,544
Ratio of expenses to average net assets 0 .58% 0 .58%
(e)
Ratio of net investment income (loss) to average net assets 0 .01% 0 .19%
(e)
Portfolio turnover rate
(f)
24 .7% 15 .4%
(a)
Period from July 12, 2023, date operations commenced, through June 30, 2024.
(b)
Calculated on average shares outstanding during the period.
(c)
Reflects an amount rounding to less than +/- $0.01 per unit or +/- 0.01%.
(d)
Total return amounts have not been annualized.
(e)
Computed on an annualized basis.
(f)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal International Equity ETF
For a share outstanding:
Period ended
June 30,
2025
(a)
Net asset value, beginning of period $ 25 .00
Investment Operations:
Net investment income (loss)
(b)
0 .82
Net realized and change in unrealized gain (loss) 3 .26
Total from investment operations 4 .08
Dividends to Shareholders from:
Net investment income ( 0 .02 )
Total dividends to shareholders ( 0 .02 )
Net asset value, end of period $ 29 .06
Total return 16 .33%
(c)
( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 770,562
Ratio of expenses to average net assets 0 .48%
(d)
Ratio of net investment income (loss) to average net assets 4 .66%
(d)
Portfolio turnover rate
(e)
20 .4%
(a)
Period from November 5, 2024, date operations commenced, through June 30, 2025.
(b)
Calculated on average shares outstanding during the period.
(c)
Total return amounts have not been annualized.
(d)
Computed on an annualized basis.
(e)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Investment Grade Corporate Active ETF
For a share outstanding:
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Net asset value, beginning of period $ 20 .41 $ 20 .51 $ 21 .84 $ 26 .74 $ 26 .67
Investment Operations:
Net investment income (loss)
(a)
1 .06 1 .00 0 .76 0 .65 0 .62
Net realized and change in unrealized gain (loss) 0 .32 ( 0 .12 ) ( 0 .60 ) ( 4 .68 ) 0 .69
Total from investment operations 1 .38 0 .88 0 .16 ( 4 .03 ) 1 .31
Dividends to Shareholders from:
Net investment income ( 1 .06 ) ( 0 .98 ) ( 1 .49 ) ( 0 .80 ) ( 0 .79 )
Net realized gains — — — ( 0 .07 ) ( 0 .45 )
Total dividends to shareholders ( 1 .06 ) ( 0 .98 ) ( 1 .49 ) ( 0 .87 ) ( 1 .24 )
Net asset value, end of period $ 20 .73 $ 20 .41 $ 20 .51 $ 21 .84 $ 26 .74
Total return 6 .91% 4 .45% 0 .87% ( 15 .47 ) % 4 .90%
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 105,725 $ 80,626 $ 47,174 $ 369,026 $ 481,271
Ratio of expenses to average net assets 0 .19% 0 .19% 0 .19% 0 .19% 0 .25%
Ratio of net investment income (loss) to average net assets 5 .13% 4 .93% 3 .52% 2 .58% 2 .30%
Portfolio turnover rate
(b)
102 .6% 123 .0% 61 .0% 46 .9% 67 .8%
(a)
Calculated on average shares outstanding during the period.
(b)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Quality ETF
For a share outstanding:
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Net asset value, beginning of period $ 68 .23 $ 56 .45 $ 47 .88 $ 53 .17 $ 39 .89
Investment Operations:
Net investment income (loss)
(a)
0 .45 0 .54 0 .60 0 .61 0 .57
Net realized and change in unrealized gain (loss) 5 .36 11 .77 8 .71 ( 5 .36 ) 13 .22
Total from investment operations 5 .81 12 .31 9 .31 ( 4 .75 ) 13 .79
Dividends to Shareholders from:
Net investment income ( 0 .46 ) ( 0 .53 ) ( 0 .74 ) ( 0 .54 ) ( 0 .51 )
Total dividends to shareholders ( 0 .46 ) ( 0 .53 ) ( 0 .74 ) ( 0 .54 ) ( 0 .51 )
Net asset value, end of period $ 73 .58 $ 68 .23 $ 56 .45 $ 47 .88 $ 53 .17
Total return 8 .57% 21 .96% 19 .69% ( 9 .07 ) % 34 .83%
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 54,449 $ 53,221 $ 36,696 $ 45,489 $ 58,486
Ratio of expenses to average net assets 0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Ratio of net investment income (loss) to average net assets 0 .65% 0 .87% 1 .18% 1 .11% 1 .22%
Portfolio turnover rate
(b)
39 .3% 57 .1% 47 .7% 96 .0% 45 .1%
(a)
Calculated on average shares outstanding during the period.
(b)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Real Estate Active Opportunities ETF
For a share outstanding:
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Period ended
June 30,
2022
(a)
Net asset value, beginning of period $ 23 .40 $ 22 .68 $ 24 .50 $ 25 .00
Investment Operations:
Net investment income (loss)
(b)
0 .66 0 .59 0 .54 0 .10
Net realized and change in unrealized gain (loss) 1 .97 0 .72 ( 1 .78 ) ( 0 .60 )
Total from investment operations 2 .63 1 .31 ( 1 .24 ) ( 0 .50 )
Dividends to Shareholders from:
Net investment income ( 0 .60 ) ( 0 .59 ) ( 0 .48 ) —
Net realized gains — — ( 0 .10 ) —
Total dividends to shareholders ( 0 .60 ) ( 0 .59 ) ( 0 .58 ) —
Net asset value, end of period $ 25 .43 $ 23 .40 $ 22 .68 $ 24 .50
Total return 11 .34% 5 .90% ( 5 .03 ) % ( 2 .01 ) %
(c)
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 15,256 $ 10,295 $ 5,443 $ 5,390
Ratio of expenses to average net assets 0 .61% 0 .65% 0 .65% 0 .65%
(d)
Ratio of net investment income (loss) to average net assets 2 .63% 2 .61% 2 .33% 3 .51%
(d)
Portfolio turnover rate
(e)
34 .0% 27 .0% 17 .6% 16 .2%
(a)
Period from May 18, 2022, date operations commenced, through June 30, 2022.
(b)
Calculated on average shares outstanding during the period.
(c)
Total return amounts have not been annualized.
(d)
Computed on an annualized basis.
(e)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Spectrum Preferred Securities Active ETF
For a share outstanding:
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Net asset value, beginning of period $ 18 .22 $ 16 .87 $ 17 .20 $ 20 .64 $ 19 .31
(a)
Investment Operations:
Net investment income (loss)
(b)
0 .87 0 .80 0 .72 0 .64 0 .70
Net realized and change in unrealized gain (loss) 0 .70 1 .39 ( 0 .25 ) ( 3 .27 ) 1 .86
Total from investment operations 1 .57 2 .19 0 .47 ( 2 .63 ) 2 .56
Dividends to Shareholders from:
Net investment income ( 0 .88 ) ( 0 .84 ) ( 0 .80 ) ( 0 .81 ) ( 1 .23 )
Total dividends to shareholders ( 0 .88 ) ( 0 .84 ) ( 0 .80 ) ( 0 .81 ) ( 1 .23 )
Net asset value, end of period $ 18 .91 $ 18 .22 $ 16 .87 $ 17 .20 $ 20 .64
Total return 8 .77% 13 .40% 2 .68% ( 13 .15 ) % 11 .58%
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 1,227,155 $ 904,852 $ 575,986 $ 344,957 $ 363,333
Ratio of expenses to average net assets 0 .55% 0 .55% 0 .55% 0 .55% 0 .55%
Ratio of net investment income (loss) to average net assets 4 .66% 4 .60% 4 .21% 3 .24% 3 .43%
Portfolio turnover rate
(c)
14 .3% 6 .6% 16 .7% 9 .2% 12 .6%
(a)
Reflects a 5 to 1 stock split effective after the close of trading on July 22, 2020.
(b)
Calculated on average shares outstanding during the period.
(c)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Spectrum Tax-Advantaged Dividend Active ETF
For a share outstanding:
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Net asset value, beginning of period $ 18 .64 $ 17 .46 $ 18 .34 $ 21 .57 $ 19 .95
Investment Operations:
Net investment income (loss)
(a)
0 .93 0 .86 0 .87 0 .84 0 .88
Net realized and change in unrealized gain (loss) 0 .60 1 .26 ( 0 .75 ) ( 2 .98 ) 1 .76
Total from investment operations 1 .53 2 .12 0 .12 ( 2 .14 ) 2 .64
Dividends to Shareholders from:
Net investment income ( 0 .95 ) ( 0 .94 ) ( 1 .00 ) ( 1 .00 ) ( 0 .98 )
Net realized gains — — — ( 0 .09 ) ( 0 .04 )
Total dividends to shareholders ( 0 .95 ) ( 0 .94 ) ( 1 .00 ) ( 1 .09 ) ( 1 .02 )
Net asset value, end of period $ 19 .22 $ 18 .64 $ 17 .46 $ 18 .34 $ 21 .57
Total return 8 .42% 12 .52% 0 .65% ( 10 .38 ) % 13 .42%
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 57,664 $ 24,231 $ 20,081 $ 21,088 $ 22,647
Ratio of expenses to average net assets 0 .60% 0 .60% 0 .60% 0 .60% 0 .60%
Ratio of net investment income (loss) to average net assets 4 .91% 4 .80% 4 .81% 4 .09% 4 .15%
Portfolio turnover rate
(b)
17 .6% 16 .3% 12 .8% 6 .7% 15 .5%
(a)
Calculated on average shares outstanding during the period.
(b)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal U.S. Mega-Cap ETF
For a share outstanding:
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Net asset value, beginning of period $ 54 .12 $ 43 .70 $ 36 .61 $ 39 .68 $ 30 .04
Investment Operations:
Net investment income (loss)
(a)
0 .60 0 .66 0 .59 0 .68 0 .59
Net realized and change in unrealized gain (loss) 8 .41 10 .39 7 .13 ( 3 .05 ) 9 .60
Total from investment operations 9 .01 11 .05 7 .72 ( 2 .37 ) 10 .19
Dividends to Shareholders from:
Net investment income ( 0 .60 ) ( 0 .63 ) ( 0 .63 ) ( 0 .70 ) ( 0 .55 )
Total dividends to shareholders ( 0 .60 ) ( 0 .63 ) ( 0 .63 ) ( 0 .70 ) ( 0 .55 )
Net asset value, end of period $ 62 .53 $ 54 .12 $ 43 .70 $ 36 .61 $ 39 .68
Total return 16 .77% 25 .59% 21 .39% ( 6 .18 ) % 34 .25%
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 3,260,102 $ 2,440,700 $ 1,463,854 $ 1,367,427 $ 1,958,064
Ratio of expenses to average net assets
(b)
0 .12% 0 .12% 0 .12% 0 .12% 0 .12%
Ratio of gross expenses to average net assets 0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Ratio of net investment income (loss) to average net assets 1 .03% 1 .38% 1 .53% 1 .65% 1 .67%
Portfolio turnover rate
(c)
54 .5% 0 .5% 28 .8% 41 .1% 42 .9%
(a)
Calculated on average shares outstanding during the period.
(b)
Includes reimbursement from Advisor.
(c)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal U.S. Small-Cap ETF
For a share outstanding:
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Net asset value, beginning of period $ 48 .17 $ 42 .38 $ 38 .04 $ 46 .92 $ 27 .36
Investment Operations:
Net investment income (loss)
(a)
0 .41 0 .45 0 .56 0 .62 0 .54
Net realized and change in unrealized gain (loss) 5 .05 5 .75 4 .53 ( 8 .90 ) 19 .51
Total from investment operations 5 .46 6 .20 5 .09 ( 8 .28 ) 20 .05
Dividends to Shareholders from:
Net investment income ( 0 .40 ) ( 0 .41 ) ( 0 .75 ) ( 0 .60 ) ( 0 .49 )
Total dividends to shareholders ( 0 .40 ) ( 0 .41 ) ( 0 .75 ) ( 0 .60 ) ( 0 .49 )
Net asset value, end of period $ 53 .23 $ 48 .17 $ 42 .38 $ 38 .04 $ 46 .92
Total return 11 .41% 14 .74% 13 .59% ( 17 .88 ) % 74 .05%
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 752,650 $ 582,828 $ 201,291 $ 616,265 $ 1,628,003
Ratio of expenses to average net assets 0 .38% 0 .38% 0 .38% 0 .38% 0 .38%
Ratio of net investment income (loss) to average net assets 0 .81% 0 .99% 1 .39% 1 .37% 1 .39%
Portfolio turnover rate
(b)
80 .3% 58 .0% 74 .1% 70 .6% 93 .1%
(a)
Calculated on average shares outstanding during the period.
(b)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Value ETF
For a share outstanding:
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Net asset value, beginning of period $ 45 .96 $ 41 .49 $ 38 .90 $ 42 .38 $ 27 .75
Investment Operations:
Net investment income (loss)
(a)
1 .15 1 .12 0 .93 1 .63 1 .16
Net realized and change in unrealized gain (loss) 3 .39 4 .51 3 .04 ( 3 .89 ) 14 .52
Total from investment operations 4 .54 5 .63 3 .97 ( 2 .26 ) 15 .68
Dividends to Shareholders from:
Net investment income ( 0 .99 ) ( 1 .16 ) ( 1 .38 ) ( 1 .22 ) ( 1 .05 )
Total dividends to shareholders ( 0 .99 ) ( 1 .16 ) ( 1 .38 ) ( 1 .22 ) ( 1 .05 )
Net asset value, end of period $ 49 .51 $ 45 .96 $ 41 .49 $ 38 .90 $ 42 .38
Total return 9 .95% 13 .92% 10 .45% ( 5 .58 ) % 57 .97%
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 224,275 $ 68,486 $ 37,340 $ 215,875 $ 44,498
Ratio of expenses to average net assets 0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Ratio of net investment income (loss) to average net assets 2 .38% 2 .61% 2 .31% 3 .83% 3 .31%
Portfolio turnover rate
(b)
91 .0% 49 .8% 1 .8% 298 .2% 44 .8%
(a)
Calculated on average shares outstanding during the period.
(b)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Principal Exchange-Traded Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Principal Exchange-Traded Funds (the “Trust”) (comprising Principal
Active High Yield ETF, Principal Capital Appreciation Select ETF, Principal Focused Blue Chip ETF, Principal International Equity ETF,
Principal Investment Grade Corporate Active ETF, Principal Quality ETF, Principal Real Estate Active Opportunities ETF, Principal Spectrum
Preferred Securities Active ETF, Principal Spectrum Tax-Advantaged Dividend Active ETF, Principal U.S. Mega-Cap ETF, Principal U.S.
Small-Cap ETF, and Principal Value ETF, (collectively referred to as the “Funds”)), including the schedules of investments, as of June 30,
2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising the Principal Exchange-Traded Funds at June 30, 2025, the
results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Funds comprising the Trust Statements of
operations
Statements of
changes
in net assets
Financial highlights
Principal Active High Yield ETF
Principal Investment Grade Corporate Active ETF
Principal Quality ETF
Principal Spectrum Preferred Securities Active ETF
Principal Spectrum Tax-Advantaged Dividend Active ETF
Principal U.S. Mega-Cap ETF
Principal U.S. Small-Cap ETF
Principal Value ETF
For the year ended
June 30, 2025
For each of the two
years in the period
ended June 30, 2025
For each of the five years
in the period ended June
30, 2025
Principal Real Estate Active Opportunities ETF For the year ended
June 30, 2025
For each of the two
years in the period
ended June 30, 2025
For each of the three years
in the period ended June
30, 2025 and the period
from May 18, 2022, date
operations commenced,
through June 30, 2022
Principal Focused Blue Chip ETF For the year ended
June 30, 2025
For the year ended June 30, 2025 and the period
from July 12, 2023, date operations commenced,
through June 30, 2024
Principal Capital Appreciation Select ETF For the period from March 25, 2025, date operations commenced, through
June 30, 2025
Principal International Equity ETF For the period from November 5, 2024, date operations commenced, through June 30, 2025

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, MN
August 22, 2025

Federal Income Tax Information
Principal Exchange-Traded Funds
June 30, 2025 (unaudited)
Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended June 30, 2025.
Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements. To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Foreign Taxes Paid. The following funds elect under the Internal Revenue Code Section (“IRC”) 853 to pass through foreign taxes paid to their shareholders. The funds designated the following for federal income tax purposes for distributions made during the fiscal year ended June 30,
2025:
Dividends Received Deduction (“DRD”). For corporate shareholders, the funds designate the following as a percentage of taxable ordinary income distributions* or up to the maximum amount allowable, as DRD eligible for the calendar year ended December 31, 2024:
* For purposes of calculating DRD, “ordinary income distributions” includes ordinary dividend income distribution, short-term capital gains distribution, and the foreign tax paid.
Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2024:
Foreign Taxes
Per Share
Foreign
Source Income
Principal International Equity ETF 0.034352 97.69%
DRD
Principal Active High Yield ETF 1 .69%
Principal Capital Appreciation Select ETF N/A
Principal Focused Blue Chip ETF 70 .88
Principal International Equity ETF 0 .00
Principal Investment Grade Corporate Active ETF 0 .00
Principal Quality ETF 100 .00
Principal Real Estate Active Opportunities ETF 2 .14
Principal Spectrum Preferred Securities Active ETF 59 .94
Principal Spectrum Tax-Advantaged Dividend Active ETF 65 .96
Principal U.S. Mega-Cap ETF 100 .00
Principal U.S. Small-Cap ETF 100 .00
Principal Value ETF 87 .70
QDI
Principal Active High Yield ETF 3 .23%
Principal Capital Appreciation Select ETF N/A
Principal Focused Blue Chip ETF 67 .83
Principal International Equity ETF 89 .57
Principal Investment Grade Corporate Active ETF 0 .00
Principal Quality ETF 100 .00
Principal Real Estate Active Opportunities ETF 3 .55
Principal Spectrum Preferred Securities Active ETF 62 .81
Principal Spectrum Tax-Advantaged Dividend Active ETF 100 .00
Principal U.S. Mega-Cap ETF 100 .00
Principal U.S. Small-Cap ETF 100 .00
Principal Value ETF 92 .63

Federal Income Tax Information
Principal Exchange-Traded Funds
June 30, 2025 (unaudited)
Section 163(j) Interest Dividends. The funds below intend to pass through Section 163(j) Interest Dividends as defined in Proposed Treasury
Regulation §1.163(j)-1(b). The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as 163(j) eligible for the calendar year ended December 31, 2024:
In early 2025, if applicable, shareholders of record received the above information on DRD, QDI, and Section 163(j) for the distribution paid to them by the funds during the calendar year 2024 via Form 1099.
The funds will notify shareholders in early 2026 of amounts paid to them by the funds, if any, during the calendar year 2025.
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund’s transfer agent.
The latest tax reporting supplement is available on Principal’s Tax Center website. Website: https: //w ww .principalfunds.com/individual-investor/
customer-support/tax-center
Please consult your tax advisor if you have any questions.
163(j)
Interest
Dividends
Principal Active High Yield ETF 93 .37%
Principal Capital Appreciation Select ETF N/A
Principal Focused Blue Chip ETF 0 .00
Principal International Equity ETF 0 .24
Principal Investment Grade Corporate Active ETF 98 .81
Principal Quality ETF 0 .00
Principal Real Estate Active Opportunities ETF 0 .00
Principal Spectrum Preferred Securities Active ETF 40 .44
Principal Spectrum Tax-Advantaged Dividend Active ETF 9 .12
Principal U.S. Mega-Cap ETF 0 .00
Principal U.S. Small-Cap ETF 0 .00
Principal Value ETF 0 .00

Changes in and Disagreements with Accountants (N-CSR Item 8)
Principal Exchange-Traded Funds
June 30, 2025
During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Proxy Disclosures (N-CSR Item 9)
Principal Exchange-Traded Funds
June 30, 2025
During the period covered by this report, the following were matters submitted through the solicitation of proxies or otherwise.
Approval to change the sub-classification under the Investment Company Act of 1940, as amended, from “diversified” to “non-diversified” and to change the related fundamental investment restriction on Principal U.S. Mega-Cap ETF.
Shares Voted
For 34,149,902.279
Against 25,083.339
Abstained/Withheld 38,500.893

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)
Principal Exchange-Traded Funds
June 30, 2025
The Principal Exchange-Traded Funds (the “Funds”) do not pay any remuneration to its officers or to any Board Members who serve as Interested
Board Members. The Board annually considers a proposal to reimburse the Manager for certain expenses, including a portion of the Chief
Compliance Officer’s compensation. If the proposal is adopted, these amounts are allocated across all Funds based on relative net assets of each portfolio. Trustee expenses and Chief Compliance Officer’s compensation are included in the financial statements as a part of the unitary fee structure.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Exchange-Traded Funds
June 30, 2025
BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Trustees of Principal Exchange-Traded Funds (“PETF”) approved an amended management agreement between PFI and Principal Global Investors, LLC (“PGI” or the “Manager”) with respect to the addition of the Principal Capital
Appreciation Select ETF (the “Fund”).
Approval of Management Agreement for PETF Principal Capital Appreciation Select ETF
On December 10, 2024, the Board met to consider for the newly established Principal Capital Appreciation Select ETF (the “Fund”) the approval of a management agreement (the “Management Agreement”) between PETF, on behalf of the Fund, and PGI.
With respect to the Management Agreement, the Board considered, among other factors, that the Manager serves as the investment advisor to the existing series of PETF, that the Manager has had a long-term relationship with PETF, Principal Variable Contracts, Inc. and Principal Funds, Inc.
(collectively the “Principal Funds”), all of which are also overseen by the Board; and that the Manager has demonstrated a long-term commitment to support the Principal Funds. The Board concluded that a long-term relationship with a capable and conscientious advisor is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Management Agreement.
Nature, Quality and Extent of Services .
The Board considered the nature, quality and extent of the services provided under the Management Agreement, including administrative services.
The Board noted that, in connection with the 2024 annual renewal of the management agreements for the other Principal Funds, the Board had:
(1) reviewed the services provided by the Manager to the other Principal Funds under their respective management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-
quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the other Principal Funds; and (3) considered the compliance program established by the Manager for the Principal
Funds and their respective series, as applicable, the quality of that program and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.
Investment Performance.
Because the Fund is a newly created series, the Board did not review the performance of the Fund as no track record was available.
Fees, Economies of Scale and Profitability .
The Board considered the proposed management fee rate for the Fund. The Board noted that the Manager proposed a unitary management fee for the Fund. The Board also received information from the Manager, based upon data supplied by Broadridge Financial Solutions, Inc.
(“Broadridge”), an independent provider of investment company data, comparing the proposed management fee rate for the Fund to the advisory fee rates of funds in a peer group selected by Broadridge. The Board noted the Manager’s statement that the Fund’s proposed management fee rate was competitive. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the
Management Agreement. The Board concluded that, although the proposed management fee schedule for the Fund did not include breakpoints, the management fee schedule is appropriate at the currently anticipated asset levels.
In addition, in evaluating the proposed management fee rate, the Board considered the Manager’s statement regarding the forecasted time and asset thresholds for the Fund to achieve scale and break even based on the Manager’s sales projections. The Board concluded that the proposed management fee rate was reasonable based upon the provided information.
Other Benefits.
The Board also considered the character and amount of other incidental benefits received by the Manager. The Board noted the Manager’s statement that it does not intend to use soft dollars and that there would be no other known fall-out benefits to the Manager in connection with its management of the Fund.
Overall Conclusions.
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Management Agreement, including the fee rate payable thereunder, are fair and reasonable and that approval of the Management Agreement is in the best interests of the
Fund.

Principal Financial Group
®
, Des Moines, Iowa 50392-0001, www.PrincipalAM.com
ALPS Distributors, Inc. is the distributor of the Principal ETFs. ALPS Distributors, Inc. and the Principal
Funds are not affiliated.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2025 Principal Financial Group Services, Inc. | ETF4AR-10 | 6/2025 | 4610870

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no changes or disagreements with Accountants. Changes in and disagreements with Accountants would be included as part of the Financial Statements filed under Item 7 of this form.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES

Proxy Disclosures are included as part of the Financial Statements filed under Item 7 of this form.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Statement Regarding Basis for Approval of Investment Advisory Contracts is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b) Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Exchange-Traded Funds

By	/s/ Kamal Bhatia
Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	8/12/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	8/12/2025

By	/s/ Michael Scholten
Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	8/12/2025